UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01597
Steward Funds, Inc.
(Exact name of registrant as specified in charter)

15375 Memorial Drive
Suite 200
Houston, Texas 77079
(Address of principal executive offices)(Zip code)
John Marten
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 260-9000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):
(b) Not Applicable.

Steward Covered Call Income Fund
Class A/SCJAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class A/SCJAX)	$130	1.25%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Covered Call Income Fund (Class A) (the "Fund") returned 7.68%. For comparison purposes, the total return of the Fund’s primary benchmark, the S&P 500 Index, was 12.10% over the same period. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 9.50% over the same period.
Positive and Negative Contributors to Performance
With regard to performance attribution for the Fund during the fiscal year ended April 30, 2025, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the S&P 500 were financials, consumer discretionary, industrials and information technology. Detracting the most from relative performance were consumer staples, energy and healthcare. Several stocks that contributed the most to relative performance were Costco, Nvidia, Tesla and Apple. Stocks detracting the most from relative performance were Intel, Conoco Phillips, SalesForce and Danaher. When considering the values-based screens we apply, the total impact to the Fund of not owning the screened-out companies was a materially positive 13 basis points.
Looking Ahead
Looking ahead to the second half of the year, market volatility is expected to persist as the full impact of recent tariff policies continues to unfold across supply chains and corporate earnings. These trade-related uncertainties generally create a favorable environment for covered call strategies, particularly those focused on the S&P 100 index. The S&P 100’s concentration of large, established companies with global operations provides a compelling investment universe for navigating tariff-induced volatility. A covered call approach targeting these blue-chip stocks can generate enhanced income through option premiums during volatile market periods while maintaining exposure to upside potential.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Class A/SCJAX) (with maximum 5.75% sales charge)	1.43%	10.21%	7.16%
Steward Covered Call Income Fund (Class A/SCJAX) (without sales charge)	7.68%	11.53%	8.03%
S&P 500 Index	12.10%	15.61%	12.45%
Cboe S&P 500 BuyWrite Index	9.50%	10.32%	5.38%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics
Fund net assets	$90,136,546
Total number of portfolio holdings	176
Total advisory fees paid, net	$391,438
Portfolio turnover rate as of the end of the reporting period	101%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Covered Call Income Fund
Class C/SCJCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class C/SCJCX)	$207	2.00%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Covered Call Income Fund (Class C) (the "Fund") returned 6.97%. For comparison purposes, the total return of the Fund’s primary benchmark, the S&P 500 Index, was 12.10%, over the same period. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 9.50% over the same period.
Positive and Negative Contributors to Performance
With regard to performance attribution for the Fund during the fiscal year ended April 30, 2025, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the S&P 500 were financials, consumer discretionary, industrials and information technology. Detracting the most from relative performance were consumer staples, energy and healthcare. Several stocks that contributed the most to relative performance were Costco, Nvidia, Tesla and Apple. Stocks detracting the most from relative performance were Intel, Conoco Phillips, SalesForce and Danaher. When considering the values-based screens we apply, the total impact to the Fund of not owning the screened-out companies was a materially positive 13 basis points.
Looking Ahead
Looking ahead to the second half of the year, market volatility is expected to persist as the full impact of recent tariff policies continues to unfold across supply chains and corporate earnings. These trade-related uncertainties generally create a favorable environment for covered call strategies, particularly those focused on the S&P 100 index. The S&P 100’s concentration of large, established companies with global operations provides a compelling investment universe for navigating tariff-induced volatility. A covered call approach targeting these blue-chip stocks can generate enhanced income through option premiums during volatile market periods while maintaining exposure to upside potential.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class C over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class C for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class C to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Class C/SCJCX) (with maximum 1.00% CDSC sales charge)	6.02%	10.64%	7.30%
Steward Covered Call Income Fund (Class C/SCJCX) (without sales charge)	6.97%	10.64%	7.30%
S&P 500 Index	12.10%	15.61%	12.45%
Cboe S&P 500 BuyWrite Index	9.50%	10.32%	5.38%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class C reflects a deduction of the current maximum CDSC sales charge of 1.00%.
Key Fund Statistics
Fund net assets	$90,136,546
Total number of portfolio holdings	176
Total advisory fees paid, net	$391,438
Portfolio turnover rate as of the end of the reporting period	101%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Covered Call Income Fund
Institutional Class/SCJIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Institutional Class/SCJIX)	$104	1.00%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Covered Call Income Fund (Institutional Class) (the "Fund") returned 7.94%. For comparison purposes, the total return of the Fund’s primary benchmark, the S&P 500 Index, was 12.10% over the same period. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 9.50% over the same period.
Positive and Negative Contributors to Performance
With regard to performance attribution for the Fund during the fiscal year ended April 30, 2025, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the S&P 500 were financials, consumer discretionary, industrials and information technology. Detracting the most from relative performance were consumer staples, energy and healthcare. Several stocks that contributed the most to relative performance were Costco, Nvidia, Tesla and Apple. Stocks detracting the most from relative performance were Intel, Conoco Phillips, SalesForce and Danaher. When considering the values-based screens we apply, the total impact to the Fund of not owning the screened-out companies was a materially positive 13 basis points.
Looking Ahead
Looking ahead to the second half of the year, market volatility is expected to persist as the full impact of recent tariff policies continues to unfold across supply chains and corporate earnings. These trade-related uncertainties generally create a favorable environment for covered call strategies, particularly those focused on the S&P 100 index. The S&P 100’s concentration of large, established companies with global operations provides a compelling investment universe for navigating tariff-induced volatility. A covered call approach targeting these blue-chip stocks can generate enhanced income through option premiums during volatile market periods while maintaining exposure to upside potential.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Institutional Class/SCJIX)	7.94%	11.82%	8.28%
S&P 500 Index	12.10%	15.61%	12.45%
Cboe S&P 500 BuyWrite Index	9.50%	10.32%	5.38%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$90,136,546
Total number of portfolio holdings	176
Total advisory fees paid, net	$391,438
Portfolio turnover rate as of the end of the reporting period	101%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Equity Market Neutral Fund
Class A/SMNAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Class A/SMNAX)	$240	2.41%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Equity Market Neutral Fund (Class A) (the "Fund") returned -0.71%, underperforming the ICE BofA 3 Month U.S. Treasury Bill Index return of 4.91%.
Positive and Negative Contributors to Performance
This underperformance of the Fund was significantly influenced by a negative allocation effect of -8.84%, although partially offset by a positive selection effect of 6.67%. Specific detractors included the short positions overall, which contributed negatively by -4.83%, with the financial sector detracting by -2.72%. Conversely, long positions overall added 2.65%, with the financial sector adding 2.42% to the performance. Largest detractors within the short positions included GameStop Corp. and MicroStrategy while the short positions in 10x Genomics and Acadia Healthcare Core were the largest contributors to performance.    Within the long positions, Tetra Tech and ManpowerGroup were the largest detractors while Twilio, Inc. and Gilead Sciences were the largest contributors.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest net over weights are financials, technology, real estate and consumer discretionary. Our largest net underweights are materials, industrials, consumer staples and health care. Our largest net factor bets are pro-earnings yield, management quality and earnings quality. Our largest net factor negative bets are volatility, growth and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Equity Market Neutral Fund (Class A/SMNAX) (with maximum 5.75% sales charge)	(6.42)%	4.11%
Steward Equity Market Neutral Fund (Class A/SMNAX) (without sales charge)	(0.71)%	5.91%
ICE BofA 3 Month U.S. Treasury Bill Index	4.91%	3.81%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
Key Fund Statistics
Fund net assets	$114,117,949
Total number of portfolio holdings	216
Total advisory fees paid	$1,041,307
Portfolio turnover rate as of the end of the reporting period	132%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Equity Market Neutral Fund
Institutional Class/SMNIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	$221	2.22%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Equity Market Neutral Fund (Institutional Class) (the "Fund") returned -0.50%, underperforming the ICE BofA 3 Month U.S. Treasury Bill Index return of 4.91%.
Positive and Negative Contributors to Performance
This underperformance of the Fund was significantly influenced by a negative allocation effect of -8.84%, although partially offset by a positive selection effect of 6.67%. Specific detractors included the short positions overall, which contributed negatively by -4.83%, with the financial sector detracting by -2.72%. Conversely, long positions overall added 2.65%, with the financial sector adding 2.42% to the performance.  Largest detractors within the short positions included GameStop Corp. and MicroStrategy while the short positions in 10x Genomics and Acadia Healthcare Core were the largest contributors to performance.  Within the long positions, Tetra Tech and ManpowerGroup were the largest detractors while Twilio, Inc. and Gilead Sciences were the largest contributors.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest net over weights are financials, technology, real estate and consumer discretionary. Our largest net underweights are materials, industrials, consumer staples and health care. Our largest net factor bets are pro-earnings yield, management quality and earnings quality. Our largest net factor negative bets are volatility, growth and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	(0.50)%	6.16%
ICE BofA 3 Month U.S. Treasury Bill Index	4.91%	3.81%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$114,117,949
Total number of portfolio holdings	216
Total advisory fees paid	$1,041,307
Portfolio turnover rate as of the end of the reporting period	132%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Class A/SGIDX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class A/SGIDX)	$132	1.26%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Class A) (the "Fund") returned 9.28%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Global Equity Income Fund (Class A/SGIDX) (with maximum 5.75% sales charge)	2.98%	10.83%	7.97%
Steward Global Equity Income Fund (Class A/SGIDX) (without sales charge)	9.28%	12.15%	8.61%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.52%
MSCI World Index	12.64%	14.48%	9.91%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Class C/SGIFX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class C/SGIFX)	$211	2.02%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Class C) (the "Fund") returned 8.44%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class C over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class C for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class C to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Global Equity Income Fund (Class C/SGIFX) (with maximum 1.00% CDSC sales charge)	7.44%	11.25%	6.70%
Steward Global Equity Income Fund (Class C/SGIFX) (without sales charge)	8.44%	11.25%	6.70%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.33%
MSCI World Index	12.64%	14.48%	10.25%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class C reflects a deduction of the current maximum CDSC sales charge of 1.00%.
Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Class R6/SGIGX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class R6/SGIGX)	$95	0.91%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Class R6) (the "Fund") returned 9.66%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Global Equity Income Fund (Class R6/SGIGX)	9.66%	12.60%	7.83%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.33%
MSCI World Index	12.64%	14.48%	10.25%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Institutional Class/SGISX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Institutional Class/SGISX)	$106	1.01%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Institutional Class) (the "Fund") returned 9.53%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Global Equity Income Fund (Institutional Class/SGISX)	9.53%	12.45%	8.93%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.52%
MSCI World Index	12.64%	14.48%	9.91%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward International Enhanced Index Fund
Class A/SNTKX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class A/SNTKX)	$111	1.03%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward International Enhanced Index Fund (Class A) (the "Fund") returned 14.86%. For comparison purposes, the return for the S&P International 700 ADR Index (the “Benchmark”) for the same period was 10.07%.
Positive and Negative Contributors to Performance
From a country perspective, Denmark was the largest positive contributor to relative performance driven by the Fund’s inability to hold Novo Nordisk A/S which cratered 47.20% during the fiscal year, while the country was down 46.16%.  The United Kingdom was second to Denmark returning 12.63%, helped by RELX and HSBC Holdings, up 35.01% and 40.50% respectively.  Canada was the largest negative contributor to relative performance with a total return of 16.58% over the period, driven by underweights to Shopify and Brookfield Corp, both returning over 30%. Similarly, Novo Nordisk was the largest single stock contributor adding over 250 basis points (“bps”) of relative outperformance alone.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the fiscal year ended April 30, 2025, the companies included in the Fund’s values-based screens represented an average of 19.68% of the Benchmark’s market capitalization. Not owning these screened-out companies had a positive net impact on the Fund’s performance relative to the Benchmark of 197 bps. Excluding Novo Nordisk and Toyota Motor Corp for embryonic stem cell research and abortion, respectively, added over 300 bps of performance.  Conversely, Novartis AG and British American Tobacco detracted 100 bps of performance as both posted strong performance numbers.  These two are excluded for embryonic stem cell research and tobacco, respectively.
Looking Ahead
Tariffs will likely dominate the market narrative for the near future, especially as it relates to international and emerging economies.  With U.S. trade policy fluctuating rapidly, markets will likely continue to respond with volatility.  Of particular note, investors should be cautious of the exchanges between the U.S. and China.  With a de-escalation of tariffs and subsequent pause for continued trade talks, market participants will wait anxiously for updates.  A single exchange could swing the market in either direction. Another subsequent development to watch is the softening of the U.S. dollar.  With growth fears outweighing inflation impacts, investors may direct flows away from the domestic markets and into the international markets.  We continue to monitor the global macro situation to ensure the Fund’s developed market vs. emerging market allocation remains consistent with our global outlook going forward.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward International Enhanced Index Fund (Class A/SNTKX) (with maximum 5.75% sales charge)	8.26%	11.28%	4.33%
Steward International Enhanced Index Fund (Class A/SNTKX) (without sales charge)	14.86%	12.60%	4.95%
S&P International 700 ADR Index	10.07%	13.96%	5.96%
Blended Benchmark Index	7.88%	13.23%	5.46%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was notsubject to a sales charge.
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.
Key Fund Statistics
Fund net assets	$211,013,278
Total number of portfolio holdings	102
Total advisory fees paid	$753,598
Portfolio turnover rate as of the end of the reporting period	75%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
On May 15, 2025, Steward International Enhanced Index Fund amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in a blended benchmark index (a blend of the S&P Developed Markets ADR Index and the S&P Emerging 50 ADR Index, the relative allocation of which may be modified by portfolio management), based on their positive value scores (a measure of the extent to which a company exhibits positive values, in the view of portfolio management). Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward International Enhanced Index Fund
Class R6/SNTFX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class R6/SNTFX)	$71	0.66%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward International Enhanced Index Fund (Class R6) (the "Fund") returned 15.27%. For comparison purposes, the return for the S&P International 700 ADR Index (the “Benchmark”) for the same period was 10.07%.
Positive and Negative Contributors to Performance
From a country perspective, Denmark was the largest positive contributor to relative performance driven by the Fund’s inability to hold Novo Nordisk A/S which cratered 47.20% during the fiscal year, while the country was down 46.16%.  The United Kingdom was second to Denmark returning 12.63%, helped by RELX and HSBC Holdings, up 35.01% and 40.50% respectively.  Canada was the largest negative contributor to relative performance with a total return of 16.58% over the period, driven by underweights to Shopify and Brookfield Corp, both returning over 30%. Similarly, Novo Nordisk was the largest single stock contributor adding over 250 basis points (“bps”) of relative outperformance alone.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the fiscal year ended April 30, 2025, the companies included in the Fund’s values-based screens represented an average of 19.68% of the Benchmark’s market capitalization. Not owning these screened-out companies had a positive net impact on the Fund’s performance relative to the Benchmark of 197 bps. Excluding Novo Nordisk and Toyota Motor Corp for embryonic stem cell research and abortion, respectively, added over 300 bps of performance.  Conversely, Novartis AG and British American Tobacco detracted 100 bps of performance as both posted strong performance numbers.  These two are excluded for embryonic stem cell research and tobacco, respectively.
Looking Ahead
Tariffs will likely dominate the market narrative for the near future, especially as it relates to international and emerging economies.  With U.S. trade policy fluctuating rapidly, markets will likely continue to respond with volatility.  Of particular note, investors should be cautious of the exchanges between the U.S. and China.  With a de-escalation of tariffs and subsequent pause for continued trade talks, market participants will wait anxiously for updates.  A single exchange could swing the market in either direction. Another subsequent development to watch is the softening of the U.S. dollar.  With growth fears outweighing inflation impacts, investors may direct flows away from the domestic markets and into the international markets.  We continue to monitor the global macro situation to ensure the Fund’s developed market vs. emerging market allocation remains consistent with our global outlook going forward.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward International Enhanced Index Fund (Class R6/SNTFX)	15.27%	13.01%	5.50%
S&P International 700 ADR Index	10.07%	13.96%	6.94%
Blended Benchmark Index	7.88%	13.23%	6.30%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.
Key Fund Statistics
Fund net assets	$211,013,278
Total number of portfolio holdings	102
Total advisory fees paid	$753,598
Portfolio turnover rate as of the end of the reporting period	75%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
On May 15, 2025, Steward International Enhanced Index Fund amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in a blended benchmark index (a blend of the S&P Developed Markets ADR Index and the S&P Emerging 50 ADR Index, the relative allocation of which may be modified by portfolio management), based on their positive value scores (a measure of the extent to which a company exhibits positive values, in the view of portfolio management). Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward International Enhanced Index Fund
Institutional Class/SNTCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Institutional Class/SNTCX)	$83	0.77%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward International Enhanced Index Fund (Institutional Class) (the "Fund") returned 15.17%. For comparison purposes, the return for the S&P International 700 ADR Index (the “Benchmark”) for the same period was 10.07%.
Positive and Negative Contributors to Performance
From a country perspective, Denmark was the largest positive contributor to relative performance driven by the Fund’s inability to hold Novo Nordisk A/S which cratered 47.20% during the fiscal year, while the country was down 46.16%.  The United Kingdom was second to Denmark returning 12.63%, helped by RELX and HSBC Holdings, up 35.01% and 40.50% respectively.  Canada was the largest negative contributor to relative performance with a total return of 16.58% over the period, driven by underweights to Shopify and Brookfield Corp, both returning over 30%. Similarly, Novo Nordisk was the largest single stock contributor adding over 250 basis points (“bps”) of relative outperformance alone.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the fiscal year ended April 30, 2025, the companies included in the Fund’s values-based screens represented an average of 19.68% of the Benchmark’s market capitalization. Not owning these screened-out companies had a positive net impact on the Fund’s performance relative to the Benchmark of 197 bps. Excluding Novo Nordisk and Toyota Motor Corp for embryonic stem cell research and abortion, respectively, added over 300 bps of performance.  Conversely, Novartis AG and British American Tobacco detracted 100 bps of performance as both posted strong performance numbers.  These two are excluded for embryonic stem cell research and tobacco, respectively.
Looking Ahead
Tariffs will likely dominate the market narrative for the near future, especially as it relates to international and emerging economies.  With U.S. trade policy fluctuating rapidly, markets will likely continue to respond with volatility.  Of particular note, investors should be cautious of the exchanges between the U.S. and China.  With a de-escalation of tariffs and subsequent pause for continued trade talks, market participants will wait anxiously for updates.  A single exchange could swing the market in either direction. Another subsequent development to watch is the softening of the U.S. dollar.  With growth fears outweighing inflation impacts, investors may direct flows away from the domestic markets and into the international markets.  We continue to monitor the global macro situation to ensure the Fund’s developed market vs. emerging market allocation remains consistent with our global outlook going forward.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward International Enhanced Index Fund (Institutional Class/SNTCX)	15.17%	12.88%	5.25%
S&P International 700 ADR Index	10.07%	13.96%	5.96%
Blended Benchmark Index	7.88%	13.23%	5.46%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.
Key Fund Statistics
Fund net assets	$211,013,278
Total number of portfolio holdings	102
Total advisory fees paid	$753,598
Portfolio turnover rate as of the end of the reporting period	75%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
On May 15, 2025, Steward International Enhanced Index Fund amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in a blended benchmark index (a blend of the S&P Developed Markets ADR Index and the S&P Emerging 50 ADR Index, the relative allocation of which may be modified by portfolio management), based on their positive value scores (a measure of the extent to which a company exhibits positive values, in the view of portfolio management). Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Core Fund
Class A/SJCAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class A/SJCAX)	$105	1.00%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Core Fund (Class A) (the "Fund") returned 10.87%, underperforming the benchmark Russell 1000 Index return of 11.94%.
Positive and Negative Contributors to Performance
The portfolio's performance was significantly influenced by a strong sector allocation effect of 2.90%, although this was partially offset by a negative stock selection effect of -2.44%. Notably, the Health Care sector contributed positively with a total effect of 1.78%, particularly within the Pharmaceuticals Biotechnology & Life Sciences industry group, which added 1.30%. Conversely, the Consumer Discretionary sector detracted significantly from performance, with a total effect of -2.92%, and the Consumer Durables & Apparel industry group alone accounted for a reduction of -2.14%. The best performing stocks were Gilead Sciences and Genpact Limited. The biggest detractors were V.F. Corporation and the underweight to Tesla, Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are financials, consumer discretionary and technology. Our largest underweights are health care, consumer staples and industrials. Our largest factor bets are management quality and earnings yield while being underweight size.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Class A/SJCAX) (with maximum 5.75% sales charge)	4.49%	2.80%
Steward Large Cap Core Fund (Class A/SJCAX) (without sales charge)	10.87%	4.58%
Russell 1000 Index	11.94%	5.95%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
Key Fund Statistics
Fund net assets	$152,338,641
Total number of portfolio holdings	94
Total advisory fees paid, net	$449,854
Portfolio turnover rate as of the end of the reporting period	82%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Core Fund
Class R6/SJCRX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class R6/SJCRX)	$79	0.75%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Core Fund (Class R6) (the "Fund") returned 11.15%, underperforming the benchmark Russell 1000 Index return of 11.94%.
Positive and Negative Contributors to Performance
The portfolio's performance was significantly influenced by a strong sector allocation effect of 2.90%, although this was partially offset by a negative stock selection effect of -2.44%. Notably, the Health Care sector contributed positively with a total effect of 1.78%, particularly within the Pharmaceuticals Biotechnology & Life Sciences industry group, which added 1.30%. Conversely, the Consumer Discretionary sector detracted significantly from performance, with a total effect of -2.92%, and the Consumer Durables & Apparel industry group alone accounted for a reduction of -2.14%.  The best performing stocks were Gilead Sciences and Genpact Limited.  The biggest detractors were V.F. Corporation and the underweight to Tesla, Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are financials, consumer discretionary and technology. Our largest underweights are health care, consumer staples and industrials. Our largest factor bets are management quality and earnings yield while being underweight size.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Class R6/SJCRX)	11.15%	9.51%
Russell 1000 Index	11.94%	10.85%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$152,338,641
Total number of portfolio holdings	94
Total advisory fees paid, net	$449,854
Portfolio turnover rate as of the end of the reporting period	82%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Core Fund
Institutional Class/SJCIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Institutional Class/SJCIX)	$79	0.75%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Core Fund (Institutional Class) (the "Fund") returned 11.17%, underperforming the benchmark Russell 1000 Index return of 11.94%.
Positive and Negative Contributors to Performance
The portfolio's performance was significantly influenced by a strong sector allocation effect of 2.90%, although this was partially offset by a negative stock selection effect of -2.44%. Notably, the Health Care sector contributed positively with a total effect of 1.78%, particularly within the Pharmaceuticals Biotechnology & Life Sciences industry group, which added 1.30%. Conversely, the Consumer Discretionary sector detracted significantly from performance, with a total effect of -2.92%, and the Consumer Durables & Apparel industry group alone accounted for a reduction of -2.14%.  The best performing stocks were Gilead Sciences and Genpact Limited.  The biggest detractors were V.F. Corporation and the underweight to Tesla, Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are financials, consumer discretionary and technology. Our largest underweights are health care, consumer staples and industrials. Our largest factor bets are management quality and earnings yield while being underweight size.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Institutional Class/SJCIX)	11.17%	4.86%
Russell 1000 Index	11.94%	5.95%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$152,338,641
Total number of portfolio holdings	94
Total advisory fees paid, net	$449,854
Portfolio turnover rate as of the end of the reporting period	82%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Growth Fund
Class A/SJGAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Class A/SJGAX)	$106	1.00%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Growth Fund (Class A) (the "Fund") returned 12.91%, underperforming the benchmark Russell 1000 Growth Index return of 14.53%.
Positive and Negative Contributors to Performance
The underperformance was primarily driven by a negative stock selection effect of -3.26%, although partially offset by a positive sector allocation effect of 1.77%. Specific sectors impacting performance included Information Technology, which detracted significantly with a total effect of -2.83% and within its Software & Services industry group, a further -1.04%. Conversely, the Industrials sector contributed positively, adding 1.38% to the performance, with the Commercial & Professional Services industry group alone contributing 85 basis points. The best performing stocks were Genpact Limited and Booking Holdings.  The largest detractors were the lack of exposure to Netflix and Palantir Technologies.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are in financials, real estate, and technology. Our largest underweight are communication services consumer discretionary and health care. The largest factor bets are profitability and beta while being underweight dividend yield and value.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Growth Fund (Class A/SJGAX) (with maximum 5.75% sales charge)	6.43%	3.96%
Steward Large Cap Growth Fund (Class A/SJGAX) (without sales charge)	12.91%	5.76%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Growth Index	14.53%	6.59%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$180,725,569
Total number of portfolio holdings	70
Total advisory fees paid, net	$602,566
Portfolio turnover rate as of the end of the reporting period	92%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Visa, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	3.1%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Growth Fund
Institutional Class/SJGIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	$80	0.75%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance?
For the fiscal year ended April 30, 2025, the Steward Large Cap Growth Fund (Institutional Class) (the "Fund") returned 13.22%, underperforming the benchmark Russell 1000 Growth Index return of 14.53%.
Positive and Negative Contributors to Performance
The underperformance was primarily driven by a negative stock selection effect of -3.26%, although partially offset by a positive sector allocation effect of 1.77%. Specific sectors impacting performance included Information Technology, which detracted significantly with a total effect of -2.83% and within its Software & Services industry group, a further -1.04%. Conversely, the Industrials sector contributed positively, adding 1.38% to the performance, with the Commercial & Professional Services industry group alone contributing 85 basis points.  The best performing stocks were Genpact Limited and Booking Holdings. The largest detractors were the lack of exposure to Netflix and Palantir Technologies.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are in financials, real estate, and technology. Our largest underweight are communication services consumer discretionary and health care. The largest factor bets are profitability and beta while being underweight dividend yield and value.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	13.22%	6.04%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Growth Index	14.53%	6.59%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$180,725,569
Total number of portfolio holdings	70
Total advisory fees paid, net	$602,566
Portfolio turnover rate as of the end of the reporting period	92%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Visa, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	3.1%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Value Fund
Class A/SJVAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Class A/SJVAX)	$105	1.00%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Value Fund (Class A) (the "Fund") returned 10.56%, outperforming the benchmark Russell 1000 Value Index return of 8.55%.
Positive and Negative Contributors to Performance
The Fund’s strong performance was influenced by both a sector allocation effect of 1.97% and a stock selection effect of 1.55%. Notably, the Health Care sector significantly contributed to the Fund's performance, with an overall effect of 2.83% and the Pharmaceuticals Biotechnology & Life Sciences industry group adding 1.69%. Conversely, the Consumer Discretionary sector detracted from performance, showing a total negative effect of -1.71%, with the Consumer Durables & Apparel industry group alone accounting for -1.29% of this decline. The best performing stocks were Gilead Sciences and AT&T Inc.  The largest detractors were NIKE, Inc. and ManpowerGroup Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are consumer discretionary, financials and technology; our largest underweights are industrials, energy, and consumer staples. Our largest factor bets are pro-management quality, and earnings yield while being underweight size and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Value Fund (Class A/SJVAX) (with maximum 5.75% sales charge)	4.20%	3.99%
Steward Large Cap Value Fund (Class A/SJVAX) (without sales charge)	10.56%	5.80%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Value Index	8.55%	4.87%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$82,397,839
Total number of portfolio holdings	98
Total advisory fees paid, net	$165,198
Portfolio turnover rate as of the end of the reporting period	133%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	3.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.8%
Verizon Communications, Inc.	1.8%
S&P Global, Inc.	1.7%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.6%
Gilead Sciences, Inc.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Value Fund
Institutional Class/SJVIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Institutional Class/SJVIX)	$79	0.75%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Value Fund (Institutional Class) (the "Fund") returned 10.84%, outperforming the benchmark Russell 1000 Value Index return of 8.55%.
Positive and Negative Contributors to Performance
The Fund’s strong performance was influenced by both a sector allocation effect of 1.97% and a stock selection effect of 1.55%. Notably, the Health Care sector significantly contributed to the Fund's performance, with an overall effect of 2.83% and the Pharmaceuticals Biotechnology & Life Sciences industry group adding 1.69%. Conversely, the Consumer Discretionary sector detracted from performance, showing a total negative effect of -1.71%, with the Consumer Durables & Apparel industry group alone accounting for -1.29% of this decline.  The best performing stocks were Gilead Sciences and AT&T Inc.  The largest detractors were NIKE, Inc. and ManpowerGroup Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are consumer discretionary, financials and technology; our largest underweights are industrials, energy, and consumer staples. Our largest factor bets are pro-management quality, and earnings yield while being underweight size and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Value Fund (Institutional Class/SJVIX)	10.84%	6.06%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Value Index	8.55%	4.87%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$82,397,839
Total number of portfolio holdings	98
Total advisory fees paid, net	$165,198
Portfolio turnover rate as of the end of the reporting period	133%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	3.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.8%
Verizon Communications, Inc.	1.8%
S&P Global, Inc.	1.7%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.6%
Gilead Sciences, Inc.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Select Bond Fund
Class A/SEAKX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Class A/SEAKX)	$99	0.96%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Select Bond Fund (Class A) (the "Fund") returned 6.44%, underperforming the Bloomberg U.S. Government/Credit Bond Index (the “Benchmark”) return of 7.66%.
Positive and Negative Contributors to Performance
During the fiscal year that concluded on April 30, 2025, the markets battled monetary policy, a contentious election, a new administration with new policies, and concerns around slowing growth and higher inflation.  That’s quite a laundry list of items for the markets to digest and they did so with great uncertainty and volatility.  In this environment, we saw U.S. treasury yields make large swings both higher and lower resulting in periods of both outperformance and underperformance for the Fund.  This fiscal year started with the US 10yr treasury yield at 4.63% as higher inflation levels gripped the markets.  However, from May through mid-September 2024, thoughts of recession and slower growth coupled with weak labor reports pushed yields lower by roughly 100 basis points (“bps”), down to 3.63% on September 16th.  This drop in yields was quick and severe resulting in underperformance by the Fund, which is positioned with a more conservative approach to yield movement with a shorter duration as compared to the Benchmark.  The shorter duration and the underweight to the treasury allocation were the largest drags on performance during that environment of collapsing yields.
But things don’t stay the same for long.  As the Fed began to cut rates at the September 2024 Federal Open Market Committee (FOMC) meeting, yields started to move higher once again.  With a belief that the Fed may not cut rates as much as was priced into the market and an increased concern around the country’s deficit level, yields accelerated their climb, with the U.S. 10yr treasury yield reaching 4.79% on January 13, 2025.  During this rising rate environment, the shorter duration positioning and yield curve placement of the Fund’s holdings were the largest positive contributors to performance as compared to the Benchmark.
The final few months of the fiscal year were dominated by the inauguration of a new President and the new policies put into place regarding trade.  The uncertainty around the level and permanence of trade tariffs caused significant shifts in fixed income yields, as the effects on inflation, growth, corporate investment, and consumer spending were simply unknown.  The U.S. 10yr treasury yield became somewhat rangebound between 4.00-4.50% and continues to be in that range at the time of writing as we wait on the clarity the markets crave.  Over the entire 12 month period ending April 30, 2025, the largest drags to relative performance for the Fund vs. the Benchmark were the duration positioning (sensitivity to yield curve movement) and the income component due to an underweight to the treasury allocation.  The positive contributors to relative performance were the placement along the yield curve for the Fund’s holdings and the selection effect within the sector allocations.
Looking Ahead
When asked during the May FOMC meeting press conference if the Federal Reserve should cut interest rates in 2025, the Federal Reserve Chairman, Jerome Powell, said that he just didn’t know yet because of the level of uncertainty surrounding the economy.  When the path of interest rates is unknown, along with uncertainty surrounding trade, tax policy, deregulation and the strength of the consumer, it is quite difficult to take tremendous risk.  We do not anticipate treasury yields moving back to a 5.00% level this year as a slowing labor market and concerns around growth and earnings may keep markets slightly more defensive as they await signs of an all-clear from the current level of uncertainty.  For these reasons, the Fund is comfortable in a near-neutral duration position with a focus on increasing the U.S. treasury allocation in a barbell strategy to take advantage of the best parts of the yield curve.  Investment-grade corporates did not suffer from significant spread widening as of yet, but we will continue to watch for trade opportunities to strengthen our holdings in this sector.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Select Bond Fund (Class A/SEAKX) (with maximum 3.75% sales charge)	2.44%	(1.39)%	0.38%
Steward Select Bond Fund (Class A/SEAKX) (without sales charge)	6.44%	(0.63)%	0.77%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Bloomberg U.S. Government/Credit Bond Index	7.66%	(0.70)%	1.68%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 3.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
The Bloomberg U.S. Aggregate Bond Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Bloomberg U.S.Government/Credit Bond Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$191,950,196
Total number of portfolio holdings	139
Total advisory fees paid	$628,955
Portfolio turnover rate as of the end of the reporting period	32%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.1%
QUALCOMM, Inc.	2.1%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
L3Harris Technologies, Inc.	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.6%
American Express Co.	1.5%
Walt Disney Co. (The)	1.5%
Valero Energy Corp.	1.5%
PayPal Holdings, Inc.	1.5%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Select Bond Fund
Institutional Class/SEACX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Institutional Class/SEACX)	$72	0.70%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Select Bond Fund (Institutional Class) (the "Fund") returned 6.72%, underperforming the Bloomberg U.S. Government/Credit Bond Index (the “Benchmark”) return of 7.66%.
Positive and Negative Contributors to Performance
During the fiscal year that concluded on April 30, 2025, the markets battled monetary policy, a contentious election, a new administration with new policies, and concerns around slowing growth and higher inflation.  That’s quite a laundry list of items for the markets to digest and they did so with great uncertainty and volatility.  In this environment, we saw U.S. treasury yields make large swings both higher and lower resulting in periods of both outperformance and underperformance for the Fund.  This fiscal year started with the US 10yr treasury yield at 4.63% as higher inflation levels gripped the markets.  However, from May through mid-September 2024, thoughts of recession and slower growth coupled with weak labor reports pushed yields lower by roughly 100 basis points (“bps”), down to 3.63% on September 16th.  This drop in yields was quick and severe resulting in underperformance by the Fund, which is positioned with a more conservative approach to yield movement with a shorter duration as compared to the Benchmark.  The shorter duration and the underweight to the treasury allocation were the largest drags on performance during that environment of collapsing yields.
But things don’t stay the same for long.  As the Fed began to cut rates at the September 2024 Federal Open Market Committee (FOMC) meeting, yields started to move higher once again.  With a belief that the Fed may not cut rates as much as was priced into the market and an increased concern around the country’s deficit level, yields accelerated their climb, with the U.S. 10yr treasury yield reaching 4.79% on January 13, 2025.  During this rising rate environment, the shorter duration positioning and yield curve placement of the Fund’s holdings were the largest positive contributors to performance as compared to the Benchmark.
The final few months of the fiscal year were dominated by the inauguration of a new President and the new policies put into place regarding trade.  The uncertainty around the level and permanence of trade tariffs caused significant shifts in fixed income yields, as the effects on inflation, growth, corporate investment, and consumer spending were simply unknown.  The U.S. 10yr treasury yield became somewhat rangebound between 4.00-4.50% and continues to be in that range at the time of writing as we wait on the clarity the markets crave.  Over the entire 12 month period ending April 30, 2025, the largest drags to relative performance for the Fund vs. the Benchmark were the duration positioning (sensitivity to yield curve movement) and the income component due to an underweight to the treasury allocation.  The positive contributors to relative performance were the placement along the yield curve for the Fund’s holdings and the selection effect within the sector allocations.
Looking Ahead
When asked during the May FOMC meeting press conference if the Federal Reserve should cut interest rates in 2025, the Federal Reserve Chairman, Jerome Powell, said that he just didn’t know yet because of the level of uncertainty surrounding the economy.  When the path of interest rates is unknown, along with uncertainty surrounding trade, tax policy, deregulation and the strength of the consumer, it is quite difficult to take tremendous risk.  We do not anticipate treasury yields moving back to a 5.00% level this year as a slowing labor market and concerns around growth and earnings may keep markets slightly more defensive as they await signs of an all-clear from the current level of uncertainty.  For these reasons, the Fund is comfortable in a near-neutral duration position with a focus on increasing the U.S. treasury allocation in a barbell strategy to take advantage of the best parts of the yield curve.  Investment-grade corporates did not suffer from significant spread widening as of yet, but we will continue to watch for trade opportunities to strengthen our holdings in this sector.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Select Bond Fund (Institutional Class/SEACX)	6.72%	(0.40)%	1.06%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Bloomberg U.S. Government/Credit Bond Index	7.66%	(0.70)%	1.68%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Bloomberg U.S. Aggregate Bond Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Bloomberg U.S.Government/Credit Bond Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$191,950,196
Total number of portfolio holdings	139
Total advisory fees paid	$628,955
Portfolio turnover rate as of the end of the reporting period	32%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.1%
QUALCOMM, Inc.	2.1%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
L3Harris Technologies, Inc.	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.6%
American Express Co.	1.5%
Walt Disney Co. (The)	1.5%
Valero Energy Corp.	1.5%
PayPal Holdings, Inc.	1.5%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Large Cap Fund
Class A/SEEKX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class A/SEEKX)	$91	0.86%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Values Enhanced Large Cap Fund (Class A) (the "Fund") returned 10.91%. For comparison purposes, the return for the S&P 500 Index (the “Benchmark”) for the same period was 12.10%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 7.3% of the Benchmark weight; therefore the Fund upweighted 73 companies by at least 10 basis points each. This is an increase of 4 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 40 basis points. Not owning companies such as Philip Morris (tobacco), up 88.59%, Eli Lily (embryonic stem cell research), up 15.85%, and AbbVie (embryonic stem cell research), up 24.35%, detracted 60 basis points of performance. Conversely, not owning companies such as Merck (embryonic stem cell research), down 32.12%, Thermo Fisher Scientific (embryonic stem cell research), down 24.35%, and UnitedHealth Group (abortion), down 13.57%, positively impacted performance by 43 basis points.
Looking Ahead
With an eventful start to the year, the rest of 2025 should be anything but calm.  Markets have jitters not seen in many years, with any mention of tariffs, pauses or deal-making sparking large swings.  The VIX continues to oscillate, and consumer confidence is dwindling.  Whispers of stagflation have begun to surface as investors wait to understand the impact tariffs will have on prices and economic growth.  It is a pivotal moment in the history of global trade policy and each day seemingly brings new challenges.  Caution and perseverance should win the day as we move forward.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (with maximum 5.75% sales charge)	4.55%	13.82%	9.66%
Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (without sales charge)	10.91%	15.18%	10.31%
S&P 500 Index	12.10%	15.61%	12.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics
Fund net assets	$248,411,829
Total number of portfolio holdings	415
Total advisory fees paid	$543,761
Portfolio turnover rate as of the end of the reporting period	29%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Large Cap Fund
Class R6/SEEHX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	$54	0.51%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Values Enhanced Large Cap Fund (Class R6) (the "Fund") returned 11.30%. For comparison purposes, the return for the S&P 500 Index (the “Benchmark”) for the same period was 12.10%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 7.3% of the Benchmark weight; therefore the Fund upweighted 73 companies by at least 10 basis points each. This is an increase of 4 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 40 basis points. Not owning companies such as Philip Morris (tobacco), up 88.59%, Eli Lily (embryonic stem cell research), up 15.85%, and AbbVie (embryonic stem cell research), up 24.35%, detracted 60 basis points of performance. Conversely, not owning companies such as Merck (embryonic stem cell research), down 32.12%, Thermo Fisher Scientific (embryonic stem cell research), down 24.35%, and UnitedHealth Group (abortion), down 13.57%, positively impacted performance by 43 basis points.
Looking Ahead
With an eventful start to the year, the rest of 2025 should be anything but calm.  Markets have jitters not seen in many years, with any mention of tariffs, pauses or deal-making sparking large swings.  The VIX continues to oscillate, and consumer confidence is dwindling.  Whispers of stagflation have begun to surface as investors wait to understand the impact tariffs will have on prices and economic growth.  It is a pivotal moment in the history of global trade policy and each day seemingly brings new challenges.  Caution and perseverance should win the day as we move forward.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	11.30%	15.61%	10.55%
S&P 500 Index	12.10%	15.61%	12.38%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$248,411,829
Total number of portfolio holdings	415
Total advisory fees paid	$543,761
Portfolio turnover rate as of the end of the reporting period	29%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Large Cap Fund
Institutional Class/SEECX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	$64	0.61%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Values Enhanced Large Cap Fund (Institutional Class) (the "Fund") returned 11.16%. For comparison purposes, the return for the S&P 500 Index (the “Benchmark”) for the same period was 12.10%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 7.3% of the Benchmark weight; therefore the Fund upweighted 73 companies by at least 10 basis points each. This is an increase of 4 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 40 basis points. Not owning companies such as Philip Morris (tobacco), up 88.59%, Eli Lily (embryonic stem cell research), up 15.85%, and AbbVie (embryonic stem cell research), up 24.35%, detracted 60 basis points of performance. Conversely, not owning companies such as Merck (embryonic stem cell research), down 32.12%, Thermo Fisher Scientific (embryonic stem cell research), down 24.35%, and UnitedHealth Group (abortion), down 13.57%, positively impacted performance by 43 basis points.
Looking Ahead
With an eventful start to the year, the rest of 2025 should be anything but calm.  Markets have jitters not seen in many years, with any mention of tariffs, pauses or deal-making sparking large swings.  The VIX continues to oscillate, and consumer confidence is dwindling.  Whispers of stagflation have begun to surface as investors wait to understand the impact tariffs will have on prices and economic growth.  It is a pivotal moment in the history of global trade policy and each day seemingly brings new challenges.  Caution and perseverance should win the day as we move forward.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	11.16%	15.49%	10.63%
S&P 500 Index	12.10%	15.61%	12.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$248,411,829
Total number of portfolio holdings	415
Total advisory fees paid	$543,761
Portfolio turnover rate as of the end of the reporting period	29%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Small-Mid Cap Fund
Class A/TRDFX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX)	$82	0.83%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Valued Enhanced Small-Mid Cap Fund (Class A) (the "Fund") returned -2.07%. For comparison purposes, the return for the S&P 1000 Index (the “Benchmark”) for the same period was 0.21%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 3.9% of the Benchmark weight; therefore, the Fund upweighted 39 companies by at least 10 basis points each. This is an increase of 7 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 20 basis points. Not owning companies such as Casey’s General Stores (alcohol/tobacco), up 45.30%, Corcept Therapeutics (abortion), up 208.23%, and Tenet Healthcare (abortion), up 27.30%, detracted 32 basis points of performance. Conversely, not owning companies such as Churchill Downs (gambling), down 29.71%, Carlyle Group (abortion), down 11.06%, and Bloomin’ Brands (alcohol), down 67.06%, positively impacted performance by 12 basis points.
Looking Ahead
As we look to the second quarter and even the remainder of the year, the only reliable constant seems to be uncertainty.  Small and mid-cap names have felt the changing policy impacts more acutely than large cap names and will likely continue to whipsaw as trade discussions unfold.  There are more questions than answers with rates remaining stubbornly high, the potential downstream effects of tariffs on inflation, and looming Fed decisions.  Investors may need to buckle up for the near-term as turbulence shows no sign of abating.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (with maximum 5.75% sales charge)	(7.73)%	11.03%	5.85%
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (without sales charge)	(2.07)%	12.34%	6.48%
S&P Composite 1500 Index	11.13%	15.39%	11.95%
S&P 1000 Index	0.21%	12.74%	8.04%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
The S&P Composite 1500 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the S&P 1000 Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$168,524,646
Total number of portfolio holdings	909
Total advisory fees paid	$427,535
Portfolio turnover rate as of the end of the reporting period	36%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Small-Mid Cap Fund
Class R6/SSMOX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	$53	0.53%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Valued Enhanced Small-Mid Cap Fund (Class R6) (the "Fund") returned -1.87%. For comparison purposes, the return for the S&P 1000 Index (the “Benchmark”) for the same period was 0.21%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 3.9% of the Benchmark weight; therefore, the Fund upweighted 39 companies by at least 10 basis points each. This is an increase of 7 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 20 basis points. Not owning companies such as Casey’s General Stores (alcohol/tobacco), up 45.30%, Corcept Therapeutics (abortion), up 208.23%, and Tenet Healthcare (abortion), up 27.30%, detracted 32 basis points of performance. Conversely, not owning companies such as Churchill Downs (gambling), down 29.71%, Carlyle Group (abortion), down 11.06%, and Bloomin’ Brands (alcohol), down 67.06%, positively impacted performance by 12 basis points.
Looking Ahead
As we look to the second quarter and even the remainder of the year, the only reliable constant seems to be uncertainty.  Small and mid-cap names have felt the changing policy impacts more acutely than large cap names and will likely continue to whipsaw as trade discussions unfold.  There are more questions than answers with rates remaining stubbornly high, the potential downstream effects of tariffs on inflation, and looming Fed decisions.  Investors may need to buckle up for the near-term as turbulence shows no sign of abating.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	(1.87)%	12.67%	5.28%
S&P Composite 1500 Index	11.13%	15.39%	11.91%
S&P 1000 Index	0.21%	12.74%	6.86%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The S&P Composite 1500 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the S&P 1000 Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$168,524,646
Total number of portfolio holdings	909
Total advisory fees paid	$427,535
Portfolio turnover rate as of the end of the reporting period	36%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Small-Mid Cap Fund
Institutional Class/SCECX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	$63	0.64%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Valued Enhanced Small-Mid Cap Fund (Institutional Class) (the "Fund") returned -1.89%. For comparison purposes, the return for the S&P 1000 Index (the “Benchmark”) for the same period was 0.21%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 3.9% of the Benchmark weight; therefore, the Fund upweighted 39 companies by at least 10 basis points each. This is an increase of 7 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 20 basis points. Not owning companies such as Casey’s General Stores (alcohol/tobacco), up 45.30%, Corcept Therapeutics (abortion), up 208.23%, and Tenet Healthcare (abortion), up 27.30%, detracted 32 basis points of performance. Conversely, not owning companies such as Churchill Downs (gambling), down 29.71%, Carlyle Group (abortion), down 11.06%, and Bloomin’ Brands (alcohol), down 67.06%, positively impacted performance by 12 basis points.
Looking Ahead
As we look to the second quarter and even the remainder of the year, the only reliable constant seems to be uncertainty.  Small and mid-cap names have felt the changing policy impacts more acutely than large cap names and will likely continue to whipsaw as trade discussions unfold.  There are more questions than answers with rates remaining stubbornly high, the potential downstream effects of tariffs on inflation, and looming Fed decisions.  Investors may need to buckle up for the near-term as turbulence shows no sign of abating.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	(1.89)%	12.57%	6.73%
S&P Composite 1500 Index	11.13%	15.39%	11.95%
S&P 1000 Index	0.21%	12.74%	8.04%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The S&P Composite 1500 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the S&P 1000 Index as an additional comparative index.
Key Fund Statistics
Fund net assets	$168,524,646
Total number of portfolio holdings	909
Total advisory fees paid	$427,535
Portfolio turnover rate as of the end of the reporting period	36%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an exhibit.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 of Form N-CSR.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 of Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Mark Osterheld, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $187,250 and $188,250 for 2024 and 2025, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2024 and 2025, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $39,850 and $40,700 for 2024 and 2025, respectively.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 and $0 for 2024 and 2025, respectively.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the auditor to the Funds and certain non-audit services to be rendered by the auditor to the Funds’ investment adviser which require pre-approval by the Audit Committee. In connection with such pre-approvals, the auditor, or a Fund officer, with the assistance of the auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) For the fiscal years ended April 30, 2025 and 2024, 0% of the fees disclosed in paragraphs (b)-(d) of Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended April 30, 2025, Cohen and Company, Ltd. billed $40,700.

For the fiscal year ended April 30, 2024, Cohen and Company, Ltd. billed $39,850.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b)  The Financial Statements and Financial Highlights are included herewith.

CROSSMARKGLOBAL.COM
April 30, 2025

STEWARD FUNDS

ANNUAL FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 103.3%

AEROSPACE & DEFENSE - 3.8%
Boeing Co. (The)(a)	3,000	$549,720
General Dynamics Corp.	2,700	734,724
General Electric Co.	4,300	866,622
Lockheed Martin Corp.	1,300	621,075
RTX Corp.	5,300	668,489
		3,440,630
AIR FREIGHT & LOGISTICS - 1.0%
FedEx Corp.	1,900	399,627
United Parcel Service, Inc., Class B	4,900	466,970
		866,597
AUTOMOBILES - 2.2%
General Motors Co.	4,400	199,056
Tesla, Inc.(a)	6,200	1,749,392
		1,948,448
BANKS - 4.4%
Bank of America Corp.	20,100	801,588
Citigroup, Inc.	6,400	437,632
JPMorgan Chase & Co.	6,700	1,638,954
U.S. Bancorp	10,100	407,434
Wells Fargo & Co.	9,200	653,292
		3,938,900
BEVERAGES - 2.5%
Coca-Cola Co. (The)	19,800	1,436,490
PepsiCo, Inc.	6,200	840,596
		2,277,086
BIOTECHNOLOGY - 1.7%
Amgen, Inc.	2,900	843,668
Gilead Sciences, Inc.	6,400	681,856
		1,525,524
BROADLINE RETAIL - 4.2%
Amazon.com, Inc.(a)	20,800	3,835,936

CAPITAL MARKETS - 3.9%
Bank of New York Mellon Corp. (The)	8,300	667,403
Blackrock, Inc.	1,000	914,260
Charles Schwab Corp. (The)	5,600	455,840
Goldman Sachs Group, Inc. (The)	1,500	821,325
Morgan Stanley	6,000	692,520
		3,551,348
CHEMICALS - 1.5%
Linde PLC	3,000	1,359,690
	Shares	Value

COMMUNICATIONS EQUIPMENT - 1.3%
Cisco Systems, Inc.	20,800	$1,200,784

CONSUMER FINANCE - 1.5%
American Express Co.	2,900	772,589
Capital One Financial Corp.	3,000	540,780
		1,313,369
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.5%
Costco Wholesale Corp.	1,500	1,491,750
Target Corp.	2,900	280,430
Walmart, Inc.	14,300	1,390,675
		3,162,855
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	15,200	421,040
Verizon Communications, Inc.	8,800	387,728
		808,768
ELECTRIC UTILITIES - 2.9%
Duke Energy Corp.	7,300	890,746
NextEra Energy, Inc.	8,800	588,544
Southern Co. (The)	12,100	1,111,869
		2,591,159
ELECTRICAL EQUIPMENT - 0.6%
Emerson Electric Co.	5,600	588,616

ENTERTAINMENT - 1.9%
Netflix, Inc.(a)	1,100	1,244,892
Walt Disney Co. (The)	5,600	509,320
		1,754,212
FINANCIAL SERVICES - 6.5%
Berkshire Hathaway, Inc., Class B(a)	4,400	2,346,300
Mastercard, Inc., Class A	3,000	1,644,180
PayPal Holdings, Inc.(a)	4,700	309,448
Visa, Inc., Class A	4,600	1,589,300
		5,889,228
FOOD PRODUCTS - 0.8%
Mondelez International, Inc., Class A	10,000	681,300

GROUND TRANSPORTATION - 0.8%
Union Pacific Corp.	3,400	733,244

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD COVERED CALL INCOME FUND

	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Abbott Laboratories	6,600	$862,950
Intuitive Surgical, Inc.(a)	1,600	825,280
Medtronic PLC	10,400	881,504
		2,569,734
HEALTH CARE PROVIDERS & SERVICES - 0.3%
CVS Health Corp.	4,000	266,840

HOTELS, RESTAURANTS & LEISURE - 2.9%
Booking Holdings, Inc.	200	1,019,856
McDonald's Corp.	3,500	1,118,775
Starbucks Corp.	5,900	472,295
		2,610,926
HOUSEHOLD PRODUCTS - 2.1%
Colgate-Palmolive Co.	6,600	608,454
Procter & Gamble Co. (The)	8,000	1,300,560
		1,909,014
INDUSTRIAL CONGLOMERATES - 1.5%
3M Co.	4,400	611,204
Honeywell International, Inc.	3,600	757,800
		1,369,004
INSURANCE - 1.6%
American International Group, Inc.	8,300	676,616
MetLife, Inc.	9,700	731,089
		1,407,705
INTERACTIVE MEDIA & SERVICES - 7.2%
Alphabet, Inc., Class A	13,100	2,080,280
Alphabet, Inc., Class C†	10,600	1,705,434
Meta Platforms, Inc., Class A	4,900	2,690,100
		6,475,814
IT SERVICES - 1.7%
Accenture PLC, Class A	2,300	688,045
International Business Machines Corp.	3,500	846,370
		1,534,415
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Danaher Corp.	4,000	797,320

MACHINERY - 1.6%
Caterpillar, Inc.	3,000	927,810
Deere & Co.	1,100	509,916
		1,437,726
	Shares	Value
MEDIA - 0.8%
Charter Communications, Inc., Class A(a)	600	$235,116
Comcast Corp., Class A	13,500	461,700
		696,816
OIL, GAS & CONSUMABLE FUELS - 3.1%
Chevron Corp.	6,000	816,360
ConocoPhillips	7,700	686,224
Exxon Mobil Corp.	12,600	1,330,938
		2,833,522
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	4,500	708,210

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
Advanced Micro Devices, Inc.(a)	7,300	710,655
Broadcom, Inc.	10,800	2,078,676
Intel Corp.	18,300	367,830
NVIDIA Corp.	37,700	4,106,284
QUALCOMM, Inc.	6,300	935,298
Texas Instruments, Inc.	6,000	960,300
		9,159,043
SOFTWARE - 10.4%
Adobe, Inc.(a)	1,800	674,964
Intuit, Inc.	1,600	1,003,952
Microsoft Corp.	10,700	4,229,282
Oracle Corp.	6,000	844,320
Palantir Technologies, Inc., Class A(a)	5,200	615,888
Salesforce, Inc.	4,200	1,128,582
ServiceNow, Inc.(a)	900	859,509
		9,356,497
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.5%
American Tower Corp.	2,000	450,820

SPECIALTY RETAIL - 2.5%
Home Depot, Inc. (The)	3,800	1,369,862
Lowe’s Cos., Inc.	4,000	894,240
		2,264,102
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
Apple, Inc.	20,200	4,292,500

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD COVERED CALL INCOME FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc., Class B	6,200	$349,680

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
T-Mobile U.S., Inc.	4,600	1,135,970

TOTAL COMMON STOCKS (COST $96,722,113)		93,093,352

TOTAL INVESTMENTS (COST $96,722,113) - 103.3%		93,093,352

Value
WRITTEN CALL OPTIONS - (3.6)% (PREMIUMS RECEIVED ($1,877,939))	$(3,257,548)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	300,742
NET ASSETS - 100.0%	$90,136,546

Securities in this Fund are pledged as collateral for call options written. The total market value of securities pledged at April 30, 2025 is $91,387,918.
†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of April 30, 2025 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	40	$(580,000)	$145.00	5/16/25	$(4,680)
Abbott Laboratories	Call	60	(810,000)	135.00	6/20/25	(17,400)
Accenture PLC, Class A	Call	20	(590,000)	295.00	5/16/25	(20,620)
Adobe, Inc.	Call	15	(600,000)	400.00	6/20/25	(18,638)
Advanced Micro Devices, Inc.	Call	65	(682,500)	105.00	5/16/25	(17,420)
Alphabet, Inc., Class A	Call	95	(1,662,500)	175.00	7/18/25	(37,525)
Amazon.com, Inc.	Call	190	(3,800,000)	200.00	5/16/25	(41,800)
American Express Co.	Call	25	(675,000)	270.00	7/18/25	(35,875)
American International Group, Inc.	Call	75	(581,250)	77.50	5/16/25	(40,125)
Amgen, Inc.	Call	25	(725,000)	290.00	6/20/25	(33,437)
Apple, Inc.	Call	185	(3,700,000)	200.00	5/16/25	(287,675)
Bank of America Corp.	Call	180	(720,000)	40.00	7/18/25	(37,080)
Bank of New York Mellon Corp. (The)	Call	75	(600,000)	80.00	6/20/25	(27,675)
BlackRock, Inc.	Call	7	(630,000)	900.00	5/16/25	(22,295)
Boeing Co. (The)	Call	25	(375,000)	150.00	5/16/25	(84,312)
Broadcom, Inc.	Call	100	(1,850,000)	185.00	5/16/25	(126,500)
Capital One Financial Corp.	Call	25	(425,000)	170.00	6/20/25	(39,625)
Caterpillar, Inc.	Call	30	(960,000)	320.00	5/16/25	(11,700)
Charles Schwab Corp. (The)	Call	45	(348,750)	77.50	7/18/25	(30,015)
Charter Communications, Inc., Class A	Call	6	(216,000)	360.00	5/16/25	(21,540)
Chevron Corp.	Call	50	(750,000)	150.00	5/16/25	(1,650)
Cisco Systems, Inc.	Call	185	(1,110,000)	60.00	7/18/25	(34,410)
Citigroup, Inc.	Call	60	(420,000)	70.00	6/20/25	(13,800)
Coca-Cola Co. (The)	Call	190	(1,235,000)	65.00	5/16/25	(145,350)
Colgate-Palmolive Co.	Call	55	(495,000)	90.00	6/20/25	(24,475)
Comcast Corp., Class A	Call	115	(431,250)	37.50	6/20/25	(2,875)
ConocoPhillips	Call	70	(700,000)	100.00	6/20/25	(7,350)
Costco Wholesale Corp.	Call	14	(1,400,000)	1,000.00	6/20/25	(59,010)
CVS Health Corp.	Call	35	(245,000)	70.00	6/20/25	(7,525)
Danaher Corp.	Call	35	(735,000)	210.00	6/20/25	(15,050)
Deere & Co.	Call	5	(250,000)	500.00	6/20/25	(1,800)
Duke Energy Corp.	Call	67	(770,500)	115.00	5/16/25	(50,920)
Emerson Electric Co.	Call	50	(550,000)	110.00	6/20/25	(15,750)
Exxon Mobil Corp.	Call	110	(1,210,000)	110.00	7/18/25	(36,960)
FedEx Corp.	Call	15	(360,000)	240.00	7/18/25	(6,030)
General Dynamics Corp.	Call	25	(675,000)	270.00	5/16/25	(14,750)
General Electric Co.	Call	40	(760,000)	190.00	5/16/25	(48,600)
General Motors Co.	Call	35	(175,000)	50.00	6/20/25	(2,660)
Gilead Sciences, Inc.	Call	60	(585,000)	97.50	5/16/25	(57,150)
Goldman Sachs Group, Inc. (The)	Call	10	(575,000)	575.00	6/20/25	(13,650)
Home Depot, Inc. (The)	Call	35	(1,295,000)	370.00	5/16/25	(14,175)
Honeywell International, Inc.	Call	25	(525,000)	210.00	6/20/25	(21,000)
Intel Corp.	Call	160	(368,000)	23.00	7/18/25	(12,960)
International Business Machines Corp.	Call	25	(625,000)	250.00	7/18/25	(20,000)
Intuit, Inc.	Call	15	(930,000)	620.00	6/20/25	(54,300)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Intuitive Surgical, Inc.	Call	10	$(530,000)	$530.00	7/18/25	$(27,050)
JPMorgan Chase & Co.	Call	60	(1,380,000)	230.00	5/16/25	(98,550)
Linde PLC	Call	25	(1,175,000)	470.00	6/20/25	(22,000)
Lockheed Martin Corp.	Call	10	(480,000)	480.00	6/20/25	(15,860)
Lowe’s Cos., Inc.	Call	30	(1,020,000)	340.00	6/20/25	(10,290)
Mastercard, Inc., Class A	Call	25	(1,300,000)	520.00	5/16/25	(81,000)
McDonald's Corp.	Call	30	(915,000)	305.00	5/16/25	(49,500)
Medtronic PLC	Call	95	(807,500)	85.00	6/20/25	(27,170)
Meta Platforms, Inc., Class A	Call	40	(2,440,000)	610.00	5/16/25	(25,600)
MetLife, Inc.	Call	85	(637,500)	75.00	6/20/25	(29,750)
Microsoft Corp.	Call	100	(4,000,000)	400.00	5/16/25	(93,000)
Mondelez International, Inc., Class A	Call	95	(593,750)	62.50	6/20/25	(63,840)
Morgan Stanley	Call	50	(600,000)	120.00	6/20/25	(18,200)
Netflix, Inc.	Call	10	(1,000,000)	1,000.00	5/16/25	(137,425)
NextEra Energy, Inc.	Call	80	(560,000)	70.00	6/20/25	(8,480)
NIKE, Inc., Class B	Call	50	(325,000)	65.00	7/18/25	(7,950)
NVIDIA Corp.	Call	340	(3,740,000)	110.00	5/16/25	(132,600)
Oracle Corp.	Call	50	(675,000)	135.00	5/16/25	(37,000)
Palantir Technologies, Inc., Class A	Call	40	(440,000)	110.00	7/18/25	(84,400)
PayPal Holdings, Inc.	Call	40	(280,000)	70.00	7/18/25	(9,980)
PepsiCo, Inc.	Call	55	(852,500)	155.00	7/18/25	(2,613)
Procter & Gamble Co. (The)	Call	75	(1,237,500)	165.00	5/16/25	(12,300)
QUALCOMM, Inc.	Call	60	(90,000)	15.00	5/16/25	(32,580)
Raytheon Technologies Corp.	Call	45	(585,000)	130.00	5/16/25	(4,455)
Salesforce, Inc.	Call	30	(900,000)	300.00	7/18/25	(22,500)
ServiceNow, Inc.	Call	7	(588,000)	840.00	5/16/25	(84,280)
Simon Property Group, Inc.	Call	45	(720,000)	160.00	6/20/25	(25,650)
Southern Co. (The)	Call	110	(935,000)	85.00	5/16/25	(81,950)
Starbucks Corp.	Call	55	(522,500)	95.00	7/18/25	(2,915)
Target Corp.	Call	25	(250,000)	100.00	6/20/25	(13,000)
Tesla, Inc.	Call	55	(1,540,000)	280.00	5/16/25	(95,150)
Texas Instruments, Inc.	Call	55	(962,500)	175.00	6/20/25	(15,015)
T-Mobile U.S., Inc.	Call	35	(805,000)	230.00	5/16/25	(66,850)
U.S. Bancorp	Call	90	(360,000)	40.00	6/20/25	(17,910)
Union Pacific Corp.	Call	25	(575,000)	230.00	5/16/25	(2,375)
United Parcel Service, Inc., Class B	Call	45	(472,500)	105.00	7/18/25	(5,648)
Visa, Inc., Class A	Call	40	(1,400,000)	350.00	5/16/25	(19,000)
Walmart, Inc.	Call	110	(1,017,500)	92.50	6/20/25	(83,050)
Walt Disney Co. (The)	Call	45	(405,000)	90.00	5/16/25	(20,925)
Wells Fargo & Co.	Call	80	(560,000)	70.00	6/20/25	(31,600)
(Premiums received $1,877,939)						$(3,257,548)

*	Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 86.9%

AIR FREIGHT & LOGISTICS - 0.8%
C.H. Robinson Worldwide, Inc.(a)	10,000	$892,200

AUTOMOBILE COMPONENTS - 2.0%
Aptiv PLC(a)(b)	21,000	1,198,260
BorgWarner, Inc.(a)	39,000	1,106,820
		2,305,080
AUTOMOBILES - 0.7%
Harley-Davidson, Inc.(a)	38,000	851,960

BANKS - 1.9%
Citigroup, Inc.(a)	15,000	1,025,700
Webster Financial Corp.(a)	23,000	1,087,900
		2,113,600
BIOTECHNOLOGY - 1.0%
Gilead Sciences, Inc.(a)	11,000	1,171,940

BROADLINE RETAIL - 0.6%
Macy's, Inc.(a)	58,000	662,360

BUILDING PRODUCTS - 0.5%
Owens Corning(a)	4,000	581,640

CAPITAL MARKETS - 4.2%
Bank of New York Mellon Corp. (The)(a)	13,000	1,045,330
Cboe Global Markets, Inc.	1,000	221,800
Janus Henderson Group PLC(a)	23,500	780,435
LPL Financial Holdings, Inc.(a)	4,000	1,279,160
S&P Global, Inc.(a)	3,000	1,500,150
		4,826,875
COMMUNICATIONS EQUIPMENT - 1.9%
Cisco Systems, Inc.(a)	19,000	1,096,870
F5, Inc.(a)(b)	4,000	1,058,960
		2,155,830
CONSTRUCTION & ENGINEERING - 1.1%
EMCOR Group, Inc.(a)	3,000	1,202,100

CONSUMER FINANCE - 2.6%
American Express Co.(a)	3,000	799,230
Capital One Financial Corp.	1,000	180,260
	Shares	Value
Discover Financial Services(a)	6,000	$1,096,020
Synchrony Financial(a)	17,000	883,150
		2,958,660
CONTAINERS & PACKAGING - 1.7%
Amcor PLC(a)	81,200	747,040
Crown Holdings, Inc.(a)	12,000	1,155,960
		1,903,000
DIVERSIFIED CONSUMER SERVICES - 3.0%
ADT, Inc.(a)	139,000	1,114,780
Grand Canyon Education, Inc.(a)(b)	7,000	1,248,590
H&R Block, Inc.(a)	17,000	1,026,290
		3,389,660
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
Iridium Communications, Inc.(a)	51,000	1,230,630
Liberty Global Ltd., Class A(a)(b)	95,000	1,040,250
Verizon Communications, Inc.(a)	17,700	779,862
		3,050,742
ELECTRIC UTILITIES - 0.8%
NRG Energy, Inc.(a)	8,000	876,640

ELECTRICAL EQUIPMENT - 1.0%
Generac Holdings, Inc.(a)(b)	10,000	1,143,800

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Avnet, Inc.(a)	23,000	1,080,770

ENERGY EQUIPMENT & SERVICES - 0.7%
Baker Hughes Co.(a)	21,000	743,400

ENTERTAINMENT - 0.8%
Warner Bros Discovery, Inc.(a)(b)	106,000	919,020

FINANCIAL SERVICES - 3.3%
Mastercard, Inc., Class A(a)	2,100	1,150,926
PayPal Holdings, Inc.(a)(b)	17,000	1,119,280
Shift4 Payments, Inc., Class A(b)	1,000	81,800
Visa, Inc., Class A(a)	4,000	1,382,000
		3,734,006

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
FOOD PRODUCTS - 1.9%
Bunge Global SA(a)	14,000	$1,102,080
General Mills, Inc.(a)	18,000	1,021,320
		2,123,400
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Envista Holdings Corp.(b)	7,000	112,560

HEALTH CARE PROVIDERS & SERVICES - 3.0%
Cardinal Health, Inc.(a)	8,000	1,130,320
DaVita, Inc.(a)(b)	5,700	806,835
Humana, Inc.	1,000	262,240
Premier, Inc., Class A(a)	62,000	1,261,700
		3,461,095
HEALTH CARE TECHNOLOGY - 1.0%
Veeva Systems, Inc., Class A(b)	5,000	1,168,450

HOTELS, RESTAURANTS & LEISURE - 2.0%
Booking Holdings, Inc.(a)	300	1,529,784
Travel + Leisure Co.(a)	17,200	755,596
		2,285,380
HOUSEHOLD PRODUCTS - 1.0%
Colgate-Palmolive Co.(a)	12,000	1,106,280

INSURANCE - 6.0%
Aflac, Inc.(a)	9,000	978,120
Everest Group, Ltd.	1,000	358,830
Hartford Insurance Group, Inc. (The)(a)	10,000	1,226,700
MetLife, Inc.(a)	13,000	979,810
Primerica, Inc.(a)	4,000	1,048,280
Progressive Corp. (The)(a)	4,000	1,126,960
Prudential Financial, Inc.(a)	1,400	143,794
Unum Group(a)	13,300	1,032,878
		6,895,372
IT SERVICES - 3.9%
GoDaddy, Inc., Class A(a)(b)	5,000	941,650
International Business Machines Corp.(a)	5,000	1,209,100
Okta, Inc.(a)(b)	10,000	1,121,600
Twilio, Inc., Class A(a)(b)	12,000	1,160,520
		4,432,870
LEISURE PRODUCTS - 1.7%
Mattel, Inc.(a)(b)	52,000	826,280
YETI Holdings, Inc.(a)(b)	40,000	1,142,000
		1,968,280
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Mettler-Toledo International, Inc.(b)	1,000	$1,070,570

PHARMACEUTICALS - 1.0%
Jazz Pharmaceuticals PLC(b)	10,000	1,169,600

PROFESSIONAL SERVICES - 4.6%
Automatic Data Processing, Inc.(a)	3,000	901,800
Concentrix Corp.(a)	23,000	1,174,380
Genpact Ltd.(a)	23,000	1,155,980
ManpowerGroup, Inc.(a)	15,000	646,050
Paycom Software, Inc.	1,000	226,390
Robert Half, Inc.(a)	27,000	1,196,100
		5,300,700
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.9%
CBRE Group, Inc., Class A(a)(b)	10,000	1,221,800
Howard Hughes Holdings, Inc.(a)(b)	15,000	997,950
Jones Lang LaSalle, Inc.(a)(b)	5,000	1,137,050
		3,356,800
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Brixmor Property Group, Inc.(a)	13,000	323,830

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Cirrus Logic, Inc.(a)(b)	13,000	1,248,520
QUALCOMM, Inc.(a)	6,000	890,760
		2,139,280
SOFTWARE - 7.6%
Atlassian Corp., Class A(a)(b)	5,000	1,141,550
Dropbox, Inc., Class A(a)(b)	34,100	973,555
Dynatrace, Inc.(a)(b)	19,000	892,430
Fortinet, Inc.(a)(b)	12,000	1,245,120
Gen Digital, Inc.(a)	49,000	1,267,630
Nutanix, Inc., Class A(b)	17,000	1,167,900
Salesforce, Inc.(a)	3,000	806,130
Zoom Communications, Inc.(a)(b)	15,000	1,163,100
		8,657,415
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.6%
American Tower Corp.(a)	5,000	1,127,050
Equinix, Inc.(a)	1,000	860,750

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Iron Mountain, Inc.(a)	13,000	$1,165,710
SBA Communications Corp.	4,000	973,600
		4,127,110
SPECIALTY RETAIL - 3.5%
Gap, Inc. (The)(a)	41,000	897,900
Lithia Motors, Inc.(a)	4,000	1,171,040
Lowe’s Cos., Inc.(a)	4,000	894,240
Williams-Sonoma, Inc.(a)	7,000	1,081,290
		4,044,470
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
HP, Inc.(a)	20,000	511,400

TEXTILES, APPAREL & LUXURY GOODS - 6.2%
Columbia Sportswear Co.(a)	15,000	932,550
Crocs, Inc.(a)(b)	10,000	964,200
Deckers Outdoor Corp.(a)(b)	11,000	1,219,130
NIKE, Inc., Class B(a)	17,000	958,800
PVH Corp.(a)	7,500	517,350
Ralph Lauren Corp.(a)	4,000	899,800
Tapestry, Inc.(a)	10,300	727,695
VF Corp.(a)	73,000	867,240
		7,086,765
TRADING COMPANIES & DISTRIBUTORS - 1.1%
WESCO International, Inc.(a)	8,000	1,303,680

TOTAL COMMON STOCKS (COST $96,422,234)		99,208,590
MONEY MARKET FUNDS - 13.0%
Fidelity Government Cash Reserves, 4.01%(c)	13,470,754	13,470,754
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(c)	1,348,474	1,348,474
TOTAL MONEY MARKET FUNDS (COST $14,819,228)		14,819,228

TOTAL INVESTMENTS (COST $111,241,462) - 99.9%		114,027,818

COMMON STOCKS SOLD SHORT - (82.2)%

AEROSPACE & DEFENSE - (6.6)%
ATI, Inc.	(16,000)	(870,080)
Axon Enterprise, Inc.	(2,000)	(1,226,600)
Boeing Co. (The)	(6,000)	(1,099,440)
	Shares	Value
HEICO Corp., Class A	(5,000)	$(1,004,650)
Huntington Ingalls Industries, Inc.	(5,000)	(1,151,700)
Loar Holdings, Inc.	(10,000)	(945,800)
Spirit AeroSystems Holdings, Inc., Class A	(34,000)	(1,224,000)
(7,522,270)
AUTOMOBILE COMPONENTS - (1.0)%
QuantumScape Corp.	(279,000)	(1,090,890)

AUTOMOBILES - (0.5)%
Tesla, Inc.	(2,000)	(564,320)

BANKS - (0.7)%
Flagstar Financial, Inc.	(70,433)	(824,770)

BEVERAGES - (2.9)%
Brown-Forman Corp., Class B	(33,000)	(1,149,720)
Celsius Holdings, Inc.	(30,000)	(1,048,800)
Constellation Brands, Inc., Class A	(6,000)	(1,125,240)
(3,323,760)
BIOTECHNOLOGY - (4.6)%
Apellis Pharmaceuticals, Inc.	(65,000)	(1,248,650)
Exact Sciences Corp.	(20,000)	(912,800)
Natera, Inc.	(7,000)	(1,056,510)
Roivant Sciences Ltd.	(85,000)	(987,700)
Sarepta Therapeutics, Inc.	(9,000)	(561,600)
Viking Therapeutics, Inc.	(16,000)	(461,920)
(5,229,180)
BUILDING PRODUCTS - (0.9)%
Trex Co., Inc.	(18,000)	(1,040,760)

CAPITAL MARKETS - (2.4)%
Blue Owl Capital, Inc.	(47,000)	(870,910)
Coinbase Global, Inc., Class A	(2,000)	(405,780)
Franklin Resources, Inc.	(62,000)	(1,163,120)
TPG, Inc.	(7,000)	(325,150)
(2,764,960)
CHEMICALS - (2.9)%
Air Products and Chemicals, Inc.	(3,000)	(813,270)
Albemarle Corp.	(3,500)	(204,925)
Chemours Co. (The)	(92,000)	(1,138,960)
Westlake Corp.	(13,000)	(1,201,590)
(3,358,745)
COMMERCIAL SERVICES & SUPPLIES - (0.4)%
Driven Brands Holdings, Inc.	(27,200)	(449,344)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
CONSTRUCTION MATERIALS - (1.9)%
Eagle Materials, Inc.	(5,000)	$(1,131,950)
Martin Marietta Materials, Inc.	(2,000)	(1,047,960)
(2,179,910)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (1.1)%
Grocery Outlet Holding Corp.	(71,000)	(1,192,090)

DIVERSIFIED CONSUMER SERVICES - (0.7)%
Mister Car Wash, Inc.	(123,600)	(847,896)

ELECTRIC UTILITIES - (1.7)%
FirstEnergy Corp.	(22,000)	(943,360)
IDACORP, Inc.	(8,000)	(944,720)
(1,888,080)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.9)%
Crane NXT Co.	(21,000)	(985,320)

ENTERTAINMENT - (1.0)%
Liberty Media Corp.-Liberty Live, Class C	(3,000)	(214,530)
Madison Square Garden Sports Corp.	(5,000)	(962,850)
(1,177,380)
FINANCIAL SERVICES - (2.8)%
Rocket Cos., Inc., Class A	(74,000)	(955,340)
Shift4 Payments, Inc., Class A	(12,000)	(981,600)
UWM Holdings Corp.	(259,000)	(1,217,300)
(3,154,240)
FOOD PRODUCTS - (2.0)%
Freshpet, Inc.	(7,000)	(514,780)
Lamb Weston Holdings, Inc.	(19,000)	(1,003,390)
Seaboard Corp.	(300)	(775,794)
(2,293,964)
GAS UTILITIES - (1.1)%
Atmos Energy Corp.	(8,000)	(1,285,040)

GROUND TRANSPORTATION - (3.0)%
Knight-Swift Transportation Holdings, Inc.	(16,000)	(626,720)
Saia, Inc.	(2,000)	(488,000)
U-Haul Holding Co.	(17,000)	(1,043,630)
XPO, Inc.	(12,000)	(1,273,440)
(3,431,790)
HEALTH CARE EQUIPMENT & SUPPLIES - (1.9)%
Baxter International, Inc.	(10,000)	(311,700)
Enovis Corp.	(30,000)	(1,037,700)
Inspire Medical Systems, Inc.	(4,000)	(633,520)
	Shares	Value
Novocure Ltd.	(8,200)	$(148,748)
Tandem Diabetes Care, Inc.	(1,900)	(32,015)
(2,163,683)
HEALTH CARE PROVIDERS & SERVICES - (1.4)%
Acadia Healthcare Co., Inc.	(51,000)	(1,193,400)
Guardant Health, Inc.	(9,500)	(448,685)
(1,642,085)
HEALTH CARE TECHNOLOGY - (0.5)%
Certara, Inc.	(39,700)	(550,242)

HOTELS, RESTAURANTS & LEISURE - (7.1)%
Cava Group, Inc.	(12,000)	(1,109,160)
Churchill Downs, Inc.	(10,000)	(904,100)
DraftKings, Inc., Class A	(32,000)	(1,065,280)
Dutch Bros., Inc., Class A	(13,000)	(776,620)
Hyatt Hotels Corp., Class A	(9,000)	(1,014,120)
Light & Wonder, Inc.	(11,000)	(939,180)
Penn Entertainment, Inc.	(50,300)	(765,566)
Starbucks Corp.	(3,000)	(240,150)
Texas Roadhouse, Inc.	(6,000)	(995,760)
Wingstop, Inc.	(1,000)	(263,890)
(8,073,826)
INDUSTRIAL CONGLOMERATES - (0.9)%
3M Co.	(7,000)	(972,370)

INSURANCE - (1.8)%
American Financial Group, Inc.	(9,000)	(1,139,940)
Kinsale Capital Group, Inc.	(2,000)	(870,520)
(2,010,460)
INTERACTIVE MEDIA & SERVICES - (1.6)%
TripAdvisor, Inc.	(61,000)	(759,450)
Trump Media & Technology Group Corp.	(43,000)	(1,055,220)
(1,814,670)
LIFE SCIENCES TOOLS & SERVICES - (2.9)%
10X Genomics, Inc., Class A	(102,000)	(843,540)
Bio-Techne Corp.	(16,000)	(805,600)
Bruker Corp.	(20,000)	(801,200)
Sotera Health Co.	(71,000)	(816,500)
(3,266,840)
MACHINERY - (0.6)%
RBC Bearings, Inc.	(2,200)	(722,854)

MEDIA - (1.1)%
Liberty Broadband Corp., Class A	(14,000)	(1,246,700)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
METALS & MINING - (5.0)%
Cleveland-Cliffs, Inc.	(143,000)	$(1,178,320)
Freeport-McMoRan, Inc.	(28,000)	(1,008,840)
MP Materials Corp.	(42,000)	(1,027,320)
Nucor Corp.	(2,000)	(238,740)
Southern Copper Corp.	(12,000)	(1,074,240)
United States Steel Corp.	(27,000)	(1,180,170)
(5,707,630)
MULTI-UTILITIES - (0.7)%
CenterPoint Energy, Inc.	(21,000)	(814,380)

OIL, GAS & CONSUMABLE FUELS - (3.0)%
Antero Resources Corp.	(27,000)	(940,410)
Diamondback Energy, Inc.	(9,000)	(1,188,090)
New Fortress Energy, Inc.	(47,000)	(255,210)
Viper Energy, Inc.	(27,000)	(1,088,910)
(3,472,620)
PASSENGER AIRLINES - (1.3)%
American Airlines Group, Inc.	(16,000)	(159,200)
JetBlue Airways Corp.	(93,500)	(407,660)
Southwest Airlines Co.	(32,000)	(894,720)
(1,461,580)
PERSONAL CARE PRODUCTS - (1.1)%
elf Beauty, Inc.	(20,000)	(1,237,400)

PROFESSIONAL SERVICES - (0.4)%
CACI International, Inc., Class A	(1,000)	(457,870)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (3.5)%
Allegro MicroSystems, Inc.	(39,000)	(743,730)
Astera Labs, Inc.	(11,000)	(718,410)
Entegris, Inc.	(6,600)	(522,192)
GLOBALFOUNDRIES, Inc.	(25,000)	(876,750)
MACOM Technology Solutions Holdings, Inc.	(11,000)	(1,141,250)
(4,002,332)
SOFTWARE - (2.2)%
C3.ai, Inc., Class A	(10,700)	(235,507)
MicroStrategy, Inc., Class A	(3,000)	(1,140,330)
	Shares	Value
nCino, Inc.	(9,000)	$(208,800)
SentinelOne, Inc., Class A	(51,000)	(943,500)
(2,528,137)
SPECIALTY RETAIL - (2.8)%
Five Below, Inc.	(15,000)	(1,138,350)
Floor & Decor Holdings, Inc.	(6,500)	(464,360)
GameStop Corp., Class A	(40,000)	(1,114,400)
Wayfair, Inc., Class A	(17,000)	(512,720)
(3,229,830)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.8)%
Super Micro Computer, Inc.	(30,000)	(955,800)

TEXTILES, APPAREL & LUXURY GOODS - (1.6)%
Amer Sports, Inc.	(34,000)	(824,500)
Skechers USA, Inc., Class A	(21,000)	(1,008,420)
(1,832,920)
TRADING COMPANIES & DISTRIBUTORS - (0.9)%
Air Lease Corp.	(23,000)	(1,075,480)

TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($100,956,492))		(93,844,418)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($100,956,492)) - (82.2)%		(93,844,418)
OTHER ASSETS IN EXCESS OF LIABILITIES - 82.3%		93,934,549
NET ASSETS - 100.0%		$114,117,949

(a)	All or portion of the shares have been pledged as collateral for open short position. The total market value of the securities pledged at April 30, 2025 is $71,190,517.
(b)	Represents non-income producing security.
(c)	7-day current yield as of April 30, 2025 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD GLOBAL EQUITY INCOME FUND

Country Diversification	Percent*
United States	58.6%
Canada	14.6
United Kingdom	7.4
Taiwan	5.5
Ireland (Republic of)	3.8
Brazil	2.5
Spain	1.6
Chile	1.6
Philippines	1.5
Switzerland	1.4
Netherlands	1.3
Total Investments	99.8%

*	Percentages indicated are based on net assets as of April 30, 2025.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 98.3%

AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	15,562	$4,234,731

BANKS - 15.4%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	464,606	6,365,102
Bank of Nova Scotia (The)	67,206	3,358,956
Canadian Imperial Bank of Commerce	84,156	5,297,620
HSBC Holdings PLC, Sponsored ADR	113,670	6,374,614
Lloyds Banking Group PLC, ADR	1,982,426	7,830,583
NatWest Group PLC, Sponsored ADR	781,363	10,095,210
Regions Financial Corp.	243,055	4,960,752
Royal Bank of Canada	43,366	5,198,716
Toronto-Dominion Bank (The)	83,742	5,341,065
U.S. Bancorp	129,066	5,206,522
		60,029,140
BEVERAGES - 1.8%
Coca-Cola Co. (The)	98,674	7,158,799

BIOTECHNOLOGY - 3.6%
Amgen, Inc.	22,962	6,680,105
Gilead Sciences, Inc.	71,129	7,578,084
		14,258,189
BUILDING PRODUCTS - 1.4%
Johnson Controls International PLC	66,678	5,594,284

CHEMICALS - 0.9%
Air Products and Chemicals, Inc.	13,238	3,588,689

COMMUNICATIONS EQUIPMENT - 3.4%
Cisco Systems, Inc.	105,522	6,091,785
Juniper Networks, Inc.	195,853	7,113,381
		13,205,166
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
Sysco Corp.	90,077	6,431,498
Target Corp.	30,759	2,974,395
		9,405,893
ELECTRIC UTILITIES - 3.3%
Enel Chile SA, ADR	1,813,982	6,348,937
Fortis, Inc.	129,193	6,396,345
		12,745,282
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.6%
Avnet, Inc.	103,056	$4,842,601
TE Connectivity PLC	36,289	5,311,984
		10,154,585
ENTERTAINMENT - 1.3%
Warner Music Group Corp., Class A	165,712	5,045,930

FOOD PRODUCTS - 0.9%
General Mills, Inc.	59,844	3,395,549

GROUND TRANSPORTATION - 1.5%
Canadian National Railway Co.	60,743	5,881,137

HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Abbott Laboratories	62,526	8,175,275
Medtronic PLC	47,407	4,018,217
		12,193,492
HEALTH CARE PROVIDERS & SERVICES - 2.8%
Cigna Group (The)	32,615	11,090,405

HOTELS, RESTAURANTS & LEISURE - 2.7%
McDonald's Corp.	33,390	10,673,114

INSURANCE - 1.4%
Sun Life Financial, Inc.	94,953	5,654,451

IT SERVICES - 5.0%
Amdocs Ltd.	75,322	6,672,023
Cognizant Technology Solutions Corp., Class A	57,343	4,218,725
International Business Machines Corp.	36,315	8,781,693
		19,672,441
MACHINERY - 1.6%
Snap-on, Inc.	19,336	6,067,830

MEDIA - 4.2%
Comcast Corp., Class A	110,980	3,795,516
Interpublic Group of Cos., Inc. (The)	155,420	3,904,150

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Omnicom Group, Inc.	50,953	$3,880,581
TEGNA, Inc.	289,800	4,703,454
		16,283,701
OIL, GAS & CONSUMABLE FUELS - 5.0%
Canadian Natural Resources, Ltd.	201,556	5,782,642
Shell PLC, ADR	72,055	4,646,106
Suncor Energy, Inc.	157,609	5,562,022
Veren, Inc.	588,754	3,479,536
		19,470,306
PROFESSIONAL SERVICES - 3.8%
Broadridge Financial Solutions, Inc.	27,848	6,750,355
Paychex, Inc.	55,349	8,142,945
		14,893,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.1%
Analog Devices, Inc.	31,227	6,086,767
ASE Industrial Holding Co. Ltd., ADR	798,026	6,966,767
Broadcom, Inc.	43,819	8,433,843
NXP Semiconductors N.V.	27,562	5,079,952
QUALCOMM, Inc.	42,568	6,319,645
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	63,339	10,557,978
United Microelectronics Corp., Sponsored ADR	541,403	3,811,477
		47,256,429
SOFTWARE - 1.3%
Open Text Corp.	181,768	4,925,913

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.9%
Crown Castle, Inc.	29,203	3,088,509
Rayonier, Inc.	170,269	4,164,780
		7,253,289
SPECIALTY RETAIL - 5.5%
Gap, Inc. (The)	410,653	8,993,301
Home Depot, Inc. (The)	15,045	5,423,572
Signet Jewelers Ltd.	122,496	7,264,013
		21,680,886
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.3%
Hewlett Packard Enterprise Co.	313,610	5,086,754
	Shares	Value
HP, Inc.	207,093	$5,295,368
Logitech International SA	73,169	5,516,211
NetApp, Inc.	55,843	5,011,909
		20,910,242
WIRELESS TELECOMMUNICATION SERVICES - 3.0%
PLDT, Inc., ADR	255,882	6,005,551
TIM SA, ADR	336,371	5,610,668
		11,616,219
TOTAL COMMON STOCKS (COST $332,136,916)		384,339,392
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(a)	1,974,258	1,974,258
TOTAL MONEY MARKET FUND (COST $1,974,258)		1,974,258
PREFERRED STOCKS - 1.0%

ELECTRIC UTILITIES - 1.0%
Cia Energetica de Minas Gerais, Sponsored ADR, 4.68%(b)	2,189,576	4,138,299
TOTAL PREFERRED STOCKS (COST $4,338,955)		4,138,299

TOTAL INVESTMENTS (COST $338,450,129) - 99.8%		390,451,949

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		586,603
NET ASSETS - 100.0%		$391,038,552

(a)	7-day current yield as of April 30, 2025 is disclosed.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Country Diversification	Percent*
United Kingdom	31.9%
Japan	13.3
Netherlands	9.0
Germany	7.7
China	6.1
India	4.7
Taiwan	4.6
Spain	3.0
Brazil	2.7
France	2.5
Switzerland	2.5
Australia	2.3
Mexico	1.2
Ireland (Republic of)	1.0
Italy	0.9
Singapore	0.8
Israel	0.7
Belgium	0.6
Sweden	0.6
Norway	0.6
Jersey	0.5
Denmark	0.4
Indonesia	0.4
Finland	0.4
Luxembourg	0.3
Republic of Korea (South)	0.3
United States	0.2
South Africa	0.2
Chile	0.1
Hong Kong	0.1
Pakistan	0.0
Total Investments	99.6%

*	Percentages indicated are based on net assets as of April 30, 2025.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 98.0%

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	16,627	$307,600

AUTOMOBILES - 1.9%
Honda Motor Co. Ltd., Sponsored ADR	111,053	3,388,227
Li Auto, Inc., ADR(a)	17,764	433,264
NIO, Inc., ADR(a)	26,351	106,721
XPeng, Inc., ADR(a)	9,078	168,851
		4,097,063
BANKS - 17.7%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	191,377	2,621,865
Banco de Chile, ADR	6,046	178,478
Banco Santander SA, Sponsored ADR	406,169	2,843,183
Barclays PLC, Sponsored ADR	113,631	1,824,914
HDFC Bank Ltd., ADR	43,456	3,158,816
HSBC Holdings PLC, Sponsored ADR	142,305	7,980,464
ICICI Bank Ltd., Sponsored ADR	90,637	3,041,778
ING Groep N.V., Sponsored ADR	131,717	2,551,358
KB Financial Group, Inc., ADR	8,767	552,146
Lloyds Banking Group PLC, ADR	425,905	1,682,325
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	414,100	5,234,224
Mizuho Financial Group, Inc., ADR	315,100	1,591,255
NatWest Group PLC, Sponsored ADR	66,623	860,769
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	233,244	3,312,065
		37,433,640
BEVERAGES - 0.3%
Fomento Economico Mexicano SAB de CV, Sponsored ADR	6,601	695,151

BIOTECHNOLOGY - 3.6%
Abivax SA, ADR(a)	7,858	55,949
Argenx SE, ADR(a)	5,228	3,372,792
Ascendis Pharma A/S, ADR(a)	5,589	952,589
BeiGene Ltd., ADR(a)	2,294	596,004
Bicycle Therapeutics PLC, ADR(a)	11,209	95,949
Centessa Pharmaceuticals PLC, ADR(a)	5,436	74,528
Galapagos N.V., Sponsored ADR(a)	48,228	1,298,298
Immunocore Holdings PLC, ADR(a)	37,465	1,127,696
Silence Therapeutics PLC, ADR(a)	5,800	21,460
		7,595,265
BROADLINE RETAIL - 3.9%
Alibaba Group Holding Ltd., Sponsored ADR	45,972	5,490,436
	Shares	Value
JD.com, Inc., ADR	35,403	$1,154,846
PDD Holdings, Inc., ADR(a)	14,795	1,561,908
		8,207,190
CAPITAL MARKETS - 3.2%
Deutsche Bank AG	82,893	2,172,625
Futu Holdings Ltd., ADR	1,342	123,880
Nomura Holdings, Inc., Sponsored ADR	85,620	475,191
UBS Group AG	133,868	4,046,830
		6,818,526
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Rentokil Initial PLC, Sponsored ADR	12,435	285,259

COMMUNICATIONS EQUIPMENT - 1.0%
Nokia Oyj, Sponsored ADR	167,640	836,524
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,183,272
		2,019,796
CONSTRUCTION MATERIALS - 0.6%
CEMEX SAB de CV, Sponsored ADR	75,555	466,174
James Hardie Industries PLC, Sponsored ADR(a)	32,274	766,185
		1,232,359
DIVERSIFIED CONSUMER SERVICES - 0.8%
Pearson PLC, Sponsored ADR	97,434	1,583,303

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
Chunghwa Telecom Co. Ltd., Sponsored ADR	44,597	1,803,503
Telefonica SA, Sponsored ADR	169,980	868,598
Telkom Indonesia Persero Tbk PT, ADR	54,458	851,178
		3,523,279
ELECTRIC UTILITIES - 0.3%
Centrais Eletricas Brasileiras SA, Sponsored ADR	81,639	628,620

ENTERTAINMENT - 1.4%
NetEase, Inc., ADR	7,441	796,634
Sea Ltd., ADR(a)	12,417	1,664,499
Tencent Music Entertainment Group, ADR	30,579	410,370
		2,871,503
FINANCIAL SERVICES - 0.8%
ORIX Corp., Sponsored ADR	78,460	1,573,908

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	$256,418

HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Koninklijke Philips N.V., Sponsored NYS(a)	59,082	1,497,729
Smith & Nephew PLC, Sponsored ADR	71,999	2,017,412
		3,515,141
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Fresenius Medical Care AG, ADR	36,535	927,258

HOTELS, RESTAURANTS & LEISURE - 1.1%
InterContinental Hotels Group PLC, ADR	17,617	1,900,698
Trip.com Group Ltd., ADR	5,747	339,016
		2,239,714
HOUSEHOLD DURABLES - 3.5%
Sony Group Corp., Sponsored ADR	286,690	7,453,940

INSURANCE - 0.7%
Aegon Ltd., Sponsored NYS	40,717	261,810
Prudential PLC, ADR	56,936	1,209,890
		1,471,700
INTERACTIVE MEDIA & SERVICES - 0.2%
Baidu, Inc., Sponsored ADR(a)	5,506	483,537

IT SERVICES - 1.7%
Infosys Ltd., Sponsored ADR	179,816	3,164,762
Wipro Ltd., ADR	168,148	480,903
		3,645,665
MEDIA - 0.7%
Criteo SA, Sponsored ADR(a)	10,617	361,615
WPP PLC, Sponsored ADR	26,071	1,005,298
		1,366,913
METALS & MINING - 4.5%
ArcelorMittal SA, Sponsored NYS	21,827	648,044
BHP Group Ltd., Sponsored ADR	104,449	4,966,550
Gold Fields Ltd., Sponsored ADR	17,085	385,096
Rio Tinto PLC, Sponsored ADR	45,645	2,711,313
Vale SA, Sponsored ADR	90,960	846,837
		9,557,840
MULTI-UTILITIES - 2.3%
National Grid PLC, Sponsored ADR	65,137	4,755,001
	Shares	Value

OIL, GAS & CONSUMABLE FUELS - 9.9%
BP PLC, Sponsored ADR	115,998	$3,185,305
Eni S.p.A., Sponsored ADR	67,356	1,913,584
Equinor ASA, Sponsored ADR	52,698	1,174,639
Petroleo Brasileiro SA, Sponsored ADR	25,860	291,959
Shell PLC, ADR	144,811	9,337,413
TotalEnergies SE, Sponsored ADR	86,092	4,894,330
		20,797,230
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR(a)	25,371	224,787

PASSENGER AIRLINES - 0.5%
Ryanair Holdings PLC, Sponsored ADR	22,775	1,090,012

PERSONAL CARE PRODUCTS - 5.8%
Unilever PLC, Sponsored ADR	193,885	12,321,392

PHARMACEUTICALS - 4.6%
Avadel Pharmaceuticals PLC(a)	35,008	311,221
Haleon PLC, ADR	292,793	2,971,849
HUTCHMED China Ltd., ADR(a)	23,895	354,841
Takeda Pharmaceutical Co. Ltd., ADR	325,292	4,973,715
Verona Pharma PLC, ADR(a)	15,952	1,149,660
		9,761,286
PROFESSIONAL SERVICES - 4.3%
RELX PLC, Sponsored ADR	164,145	8,967,241

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
KE Holdings, Inc., ADR	15,738	319,481

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
ARM Holdings PLC, ADR(a)	4,338	494,749
ASE Industrial Holding Co. Ltd., ADR	57,146	498,884
ASML Holding N.V., Sponsored NYS	15,896	10,619,800
STMicroelectronics N.V., Sponsored NYS	34,715	788,378
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	39,270	6,545,916
United Microelectronics Corp., Sponsored ADR	136,133	958,376
		19,906,103

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
SOFTWARE - 6.9%
Nice Ltd., Sponsored ADR(a)	9,504	$1,481,246
SAP SE, Sponsored ADR	44,816	13,094,787
		14,576,033
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Logitech International SA	15,168	1,143,516

WATER UTILITIES - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	45,558	926,194

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, ADR	77,435	1,334,979
VEON Ltd.(a)	2,409	109,272
Vodafone Group PLC, Sponsored ADR	88,377	862,560
		2,306,811
TOTAL COMMON STOCKS (COST $194,112,174)		206,885,675
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(b)	471,689	471,689
TOTAL MONEY MARKET FUND (COST $471,689)		471,689
PREFERRED STOCKS - 1.4%

BANKS - 0.8%
Itau Unibanco Holding SA, Sponsored ADR, 3.94%(c)	268,209	1,692,399
OIL, GAS & CONSUMABLE FUELS - 0.6%
Petroleo Brasileiro SA, Sponsored ADR, 4.91%(c)	113,226	1,195,666
TOTAL PREFERRED STOCKS (COST $2,986,667)		2,888,065

	Shares	Value
TOTAL INVESTMENTS (COST $197,570,530) - 99.6%		$210,245,429

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		767,849
NET ASSETS - 100.0%		$211,013,278

(a)	Represents non-income producing security.
(b)	7-day current yield as of April 30, 2025 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.6%

AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.	52,000	$1,475,760

AUTOMOBILES - 0.7%
Harley-Davidson, Inc.	13,100	293,702
Tesla, Inc.(a)	3,000	846,480
		1,140,182
BANKS - 2.3%
JPMorgan Chase & Co.	2,000	489,240
PNC Financial Services Group, Inc. (The)	9,000	1,446,210
Popular, Inc.	16,000	1,526,720
		3,462,170
BIOTECHNOLOGY - 1.3%
Gilead Sciences, Inc.	18,000	1,917,720

BROADLINE RETAIL - 3.9%
Amazon.com, Inc.(a)	20,000	3,688,400
Macy's, Inc.	69,000	787,980
Nordstrom, Inc.	58,000	1,400,120
		5,876,500
CAPITAL MARKETS - 5.1%
Bank of New York Mellon Corp. (The)	20,000	1,608,200
Goldman Sachs Group, Inc. (The)	3,000	1,642,650
Janus Henderson Group PLC	32,000	1,062,720
S&P Global, Inc.	4,000	2,000,200
XP, Inc., Class A	95,000	1,529,500
		7,843,270
CHEMICALS - 1.0%
Axalta Coating Systems Ltd.(a)	48,000	1,560,000

COMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc.	38,000	2,193,740
F5, Inc.(a)	6,000	1,588,440
		3,782,180
CONSTRUCTION & ENGINEERING - 1.1%
EMCOR Group, Inc.	4,000	1,602,800

CONSUMER FINANCE - 3.9%
American Express Co.	7,000	1,864,870
Capital One Financial Corp.	7,000	1,261,820
Discover Financial Services	9,000	1,644,030
Synchrony Financial	24,000	1,246,800
		6,017,520
	Shares	Value
CONTAINERS & PACKAGING - 1.2%
Amcor PLC	159,500	$1,467,400
Crown Holdings, Inc.	3,000	288,990
		1,756,390
DIVERSIFIED CONSUMER SERVICES - 0.9%
H&R Block, Inc.	23,000	1,388,510

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
Iridium Communications, Inc.	60,000	1,447,800
Verizon Communications, Inc.	43,000	1,894,580
		3,342,380
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
Avnet, Inc.	5,000	234,950
Jabil, Inc.	12,000	1,758,720
		1,993,670
FINANCIAL SERVICES - 7.0%
Berkshire Hathaway, Inc., Class B(a)	3,000	1,599,750
Fiserv, Inc.(a)	6,000	1,107,420
Mastercard, Inc., Class A	5,000	2,740,300
PayPal Holdings, Inc.(a)	26,000	1,711,840
Visa, Inc., Class A	10,000	3,455,000
		10,614,310
HEALTH CARE PROVIDERS & SERVICES - 3.3%
Cardinal Health, Inc.	11,000	1,554,190
Cigna Group (The)	5,000	1,700,200
DaVita, Inc.(a)	3,200	452,960
Elevance Health, Inc.	1,000	420,580
Premier, Inc., Class A	45,000	915,750
		5,043,680
HOTELS, RESTAURANTS & LEISURE - 1.3%
Booking Holdings, Inc.	400	2,039,712

HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Co.	17,000	1,567,230
Kimberly-Clark Corp.	11,000	1,449,580
		3,016,810
INSURANCE - 5.5%
Aflac, Inc.	14,000	1,521,520
Hartford Insurance Group, Inc. (The)	14,000	1,717,380
Marsh & McLennan Cos., Inc.	8,000	1,803,760
MetLife, Inc.	15,300	1,153,161

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP CORE FUND

	Shares	Value
Progressive Corp. (The)	7,000	$1,972,180
Prudential Financial, Inc.	2,800	287,588
		8,455,589
INTERACTIVE MEDIA & SERVICES - 3.8%
Alphabet, Inc., Class A	23,000	3,652,400
Meta Platforms, Inc., Class A	4,000	2,196,000
		5,848,400
IT SERVICES - 2.4%
GoDaddy, Inc., Class A(a)	8,000	1,506,640
International Business Machines Corp.	9,000	2,176,380
		3,683,020
LEISURE PRODUCTS - 0.9%
Mattel, Inc.(a)	44,000	699,160
YETI Holdings, Inc.(a)	26,000	742,300
		1,441,460
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Mettler-Toledo International, Inc.(a)	1,000	1,070,570

PROFESSIONAL SERVICES - 3.8%
Automatic Data Processing, Inc.	6,000	1,803,600
Genpact Ltd.	32,000	1,608,320
ManpowerGroup, Inc.	25,000	1,076,750
Robert Half, Inc.	28,000	1,240,400
		5,729,070
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
CBRE Group, Inc., Class A(a)	13,000	1,588,340
Jones Lang LaSalle, Inc.(a)	7,000	1,591,870
		3,180,210
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
Broadcom, Inc.	6,000	1,154,820
Cirrus Logic, Inc.(a)	17,000	1,632,680
Lam Research Corp.	10,000	716,700
NVIDIA Corp.	56,000	6,099,520
QUALCOMM, Inc.	14,000	2,078,440
		11,682,160
SOFTWARE - 13.4%
Adobe, Inc.(a)	5,000	1,874,900
Atlassian Corp., Class A(a)	7,000	1,598,170
Autodesk, Inc.(a)	2,000	548,500
Dropbox, Inc., Class A(a)	52,000	1,484,600
Dynatrace, Inc.(a)	12,000	563,640
	Shares	Value
Fortinet, Inc.(a)	17,000	$1,763,920
Gen Digital, Inc.	59,000	1,526,330
Microsoft Corp.	18,000	7,114,680
Nutanix, Inc., Class A(a)	23,000	1,580,100
Salesforce, Inc.	9,000	2,418,390
		20,473,230
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.7%
American Tower Corp.	7,000	1,577,870
Equinix, Inc.	2,000	1,721,500
Iron Mountain, Inc.	8,700	780,129
		4,079,499
SPECIALTY RETAIL - 3.2%
Gap, Inc. (The)	75,000	1,642,500
Lowe’s Cos., Inc.	7,000	1,564,920
TJX Cos., Inc. (The)	1,000	128,680
Williams-Sonoma, Inc.	10,000	1,544,700
		4,880,800
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.7%
Apple, Inc.	37,000	7,862,500
HP, Inc.	32,700	836,139
		8,698,639
TEXTILES, APPAREL & LUXURY GOODS - 4.6%
Columbia Sportswear Co.	22,000	1,367,740
Crocs, Inc.(a)	11,000	1,060,620
Deckers Outdoor Corp.(a)	13,000	1,440,790
PVH Corp.	13,000	896,740
Ralph Lauren Corp.	7,000	1,574,650
VF Corp.	61,000	724,680
		7,065,220
TRADING COMPANIES & DISTRIBUTORS - 1.1%
WESCO International, Inc.	10,000	1,629,600

TOTAL COMMON STOCKS (COST $141,106,718)		151,791,031
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(b)	119,441	119,441
TOTAL MONEY MARKET FUND (COST $119,441)		119,441

TOTAL INVESTMENTS (COST $141,226,159) - 99.7%		151,910,472

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP CORE FUND

	Shares	Value

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		$428,169
NET ASSETS - 100.0%		$152,338,641

(a)	Represents non-income producing security.
(b)	7-day current yield as of April 30, 2025 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.8%

AUTOMOBILES - 2.0%
Tesla, Inc.(a)	13,000	$3,668,080

BIOTECHNOLOGY - 0.9%
Incyte Corp.(a)	25,000	1,566,500

BROADLINE RETAIL - 4.9%
Amazon.com, Inc.(a)	48,000	8,852,160

CAPITAL MARKETS - 2.1%
Ameriprise Financial, Inc.	4,000	1,884,080
LPL Financial Holdings, Inc.	6,000	1,918,740
		3,802,820
CONSTRUCTION & ENGINEERING - 1.1%
EMCOR Group, Inc.	5,000	2,003,500

CONSUMER FINANCE - 0.9%
American Express Co.	3,000	799,230
Synchrony Financial	15,300	794,835
		1,594,065
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
Costco Wholesale Corp.	1,300	1,292,850

CONTAINERS & PACKAGING - 0.5%
Amcor PLC	93,525	860,430

DIVERSIFIED CONSUMER SERVICES - 1.9%
Grand Canyon Education, Inc.(a)	10,000	1,783,700
H&R Block, Inc.	26,000	1,569,620
		3,353,320
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Iridium Communications, Inc.	77,000	1,858,010

ELECTRICAL EQUIPMENT - 1.0%
Generac Holdings, Inc.(a)	16,000	1,830,080

ENTERTAINMENT - 0.8%
Netflix, Inc.(a)	1,300	1,471,236

	Shares	Value
FINANCIAL SERVICES - 6.7%
Mastercard, Inc., Class A	9,000	$4,932,540
PayPal Holdings, Inc.(a)	21,000	1,382,640
Visa, Inc., Class A	17,000	5,873,500
		12,188,680
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
ResMed, Inc.	8,000	1,892,720

HEALTH CARE PROVIDERS & SERVICES - 3.1%
Cardinal Health, Inc.	14,000	1,978,060
Cigna Group (The)	4,000	1,360,160
DaVita, Inc.(a)	11,000	1,557,050
McKesson Corp.	1,000	712,790
		5,608,060
HEALTH CARE TECHNOLOGY - 1.2%
Veeva Systems, Inc., Class A(a)	9,000	2,103,210

HOTELS, RESTAURANTS & LEISURE - 1.8%
Booking Holdings, Inc.	600	3,059,568
Yum! Brands, Inc.	1,000	150,440
		3,210,008
HOUSEHOLD PRODUCTS - 0.4%
Kimberly-Clark Corp.	5,000	658,900

INSURANCE - 2.5%
Allstate Corp. (The)	9,000	1,785,510
Progressive Corp. (The)	10,000	2,817,400
		4,602,910
INTERACTIVE MEDIA & SERVICES - 8.0%
Alphabet, Inc., Class A	56,000	8,892,800
Meta Platforms, Inc., Class A	10,000	5,490,000
		14,382,800
IT SERVICES - 3.3%
GoDaddy, Inc., Class A(a)	11,000	2,071,630
Okta, Inc.(a)	18,000	2,018,880
Twilio, Inc., Class A(a)	20,000	1,934,200
		6,024,710
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Waters Corp.(a)	6,000	2,086,380

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
MEDIA - 1.0%
Nexstar Media Group, Inc.	12,000	$1,795,920

PROFESSIONAL SERVICES - 2.9%
Booz Allen Hamilton Holding Corp.	12,000	1,440,240
Genpact Ltd.	34,000	1,708,840
Paycom Software, Inc.	8,000	1,811,120
Robert Half, Inc.	8,000	354,400
		5,314,600
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
CBRE Group, Inc., Class A(a)	9,400	1,148,492
Jones Lang LaSalle, Inc.(a)	7,000	1,591,870
		2,740,362
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.5%
Simon Property Group, Inc.	6,000	944,280

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.8%
Broadcom, Inc.	21,000	4,041,870
NVIDIA Corp.	137,000	14,922,040
QUALCOMM, Inc.	16,000	2,375,360
		21,339,270
SOFTWARE - 19.4%
Atlassian Corp., Class A(a)	9,000	2,054,790
Autodesk, Inc.(a)	8,000	2,194,000
Dropbox, Inc., Class A(a)	62,000	1,770,100
Dynatrace, Inc.(a)	42,000	1,972,740
Fortinet, Inc.(a)	22,000	2,282,720
Gen Digital, Inc.	60,000	1,552,200
Intuit, Inc.	1,000	627,470
Microsoft Corp.	44,000	17,391,440
Nutanix, Inc., Class A(a)	29,000	1,992,300
Pegasystems, Inc.	5,000	460,400
Salesforce, Inc.	10,000	2,687,100
		34,985,260
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.9%
American Tower Corp.	10,000	2,254,100
	Shares	Value
Equinix, Inc.	2,000	$1,721,500
Iron Mountain, Inc.	14,000	1,255,380
		5,230,980
SPECIALTY RETAIL - 2.0%
Home Depot, Inc. (The)	900	324,441
Lowe’s Cos., Inc.	7,000	1,564,920
Williams-Sonoma, Inc.	11,000	1,699,170
		3,588,531
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.2%
Apple, Inc.	60,000	12,750,000
HP, Inc.	31,000	792,670
NetApp, Inc.	14,000	1,256,500
		14,799,170
TEXTILES, APPAREL & LUXURY GOODS - 2.6%
Crocs, Inc.(a)	12,000	1,157,040
Deckers Outdoor Corp.(a)	18,000	1,994,940
Tapestry, Inc.	23,000	1,624,950
		4,776,930
TOTAL COMMON STOCKS (COST $169,195,677)		180,426,732
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(b)	126,218	126,218
TOTAL MONEY MARKET FUND (COST $126,218)		126,218

TOTAL INVESTMENTS (COST $169,321,895) - 99.9%		180,552,950

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		172,619
NET ASSETS - 100.0%		$180,725,569

(a)	Represents non-income producing security.
(b)	7-day current yield as of April 30, 2025 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.7%

AUTOMOBILE COMPONENTS - 2.1%
Aptiv PLC(a)	15,300	$873,018
BorgWarner, Inc.	30,900	876,942
		1,749,960
AUTOMOBILES - 0.9%
Harley-Davidson, Inc.	34,800	780,216

BANKS - 10.1%
Bank of America Corp.	27,700	1,104,676
Citigroup, Inc.	18,900	1,292,382
JPMorgan Chase & Co.	6,200	1,516,644
PNC Financial Services Group, Inc. (The)	6,500	1,044,485
Popular, Inc.	8,700	830,154
U.S. Bancorp	25,700	1,036,738
Wells Fargo & Co.	21,300	1,512,513
		8,337,592
BIOTECHNOLOGY - 3.4%
Amgen, Inc.	3,100	901,852
Gilead Sciences, Inc.	12,100	1,289,134
Incyte Corp.(a)	10,300	645,398
		2,836,384
BROADLINE RETAIL - 1.4%
Macy's, Inc.	40,400	461,368
Nordstrom, Inc.	28,900	697,646
		1,159,014
CAPITAL MARKETS - 6.0%
Bank of New York Mellon Corp. (The)	11,000	884,510
Goldman Sachs Group, Inc. (The)	2,300	1,259,365
Janus Henderson Group PLC	16,200	538,002
S&P Global, Inc.	2,800	1,400,140
XP, Inc., Class A	52,200	840,420
		4,922,437
CHEMICALS - 1.0%
Axalta Coating Systems Ltd.(a)	25,700	835,250

COMMUNICATIONS EQUIPMENT - 3.0%
Cisco Systems, Inc.	28,000	1,616,440
F5, Inc.(a)	3,200	847,168
		2,463,608
CONSUMER FINANCE - 4.2%
American Express Co.	4,300	1,145,563
Capital One Financial Corp.	6,100	1,099,586
	Shares	Value
Discover Financial Services	900	$164,403
SLM Corp.	3,400	98,294
Synchrony Financial	18,100	940,295
		3,448,141
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
Walgreens Boots Alliance, Inc.	1,900	20,843
Walmart, Inc.	6,300	612,675
		633,518
CONTAINERS & PACKAGING - 1.1%
Amcor PLC	87,725	807,070
Crown Holdings, Inc.	1,100	105,963
		913,033
DIVERSIFIED CONSUMER SERVICES - 1.9%
ADT, Inc.	50,400	404,208
Grand Canyon Education, Inc.(a)	2,900	517,273
H&R Block, Inc.	10,300	621,811
		1,543,292
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4%
AT&T, Inc.	47,900	1,326,830
Iridium Communications, Inc.	32,900	793,877
Verizon Communications, Inc.	33,800	1,489,228
		3,609,935
ELECTRIC UTILITIES - 0.4%
Exelon Corp.	8,000	375,200

ELECTRICAL EQUIPMENT - 1.1%
Sensata Technologies Holding PLC	41,200	881,680

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
Avnet, Inc.	17,300	812,927
Jabil, Inc.	6,200	908,672
		1,721,599
FINANCIAL SERVICES - 5.8%
Berkshire Hathaway, Inc., Class B(a)	4,700	2,506,275
Fiserv, Inc.(a)	4,300	793,651
PayPal Holdings, Inc.(a)	16,300	1,073,192
Western Union Co. (The)	39,200	388,472
		4,761,590
FOOD PRODUCTS - 0.9%
General Mills, Inc.	13,500	765,990

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP VALUE FUND

	Shares	Value

GROUND TRANSPORTATION - 1.2%
Union Pacific Corp.	4,700	$1,013,602

HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Medtronic PLC	13,600	1,152,736

HEALTH CARE PROVIDERS & SERVICES - 6.2%
Cardinal Health, Inc.	5,700	805,353
Cigna Group (The)	3,300	1,122,132
CVS Health Corp.	16,600	1,107,386
Elevance Health, Inc.	2,600	1,093,508
Humana, Inc.	600	157,344
Premier, Inc., Class A	40,800	830,280
		5,116,003
HOTELS, RESTAURANTS & LEISURE - 1.2%
Booking Holdings, Inc.	200	1,019,856

HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Co.	10,100	931,119
Procter & Gamble Co. (The)	3,500	568,995
		1,500,114
INSURANCE - 7.1%
Aflac, Inc.	8,300	902,044
Hartford Insurance Group, Inc. (The)	7,700	944,559
Marsh & McLennan Cos., Inc.	4,800	1,082,256
MetLife, Inc.	12,800	964,736
Primerica, Inc.	2,700	707,589
Progressive Corp. (The)	3,400	957,916
Unum Group	3,800	295,108
		5,854,208
IT SERVICES - 2.0%
International Business Machines Corp.	6,700	1,620,194

LEISURE PRODUCTS - 0.1%
YETI Holdings, Inc.(a)	2,000	57,100

MACHINERY - 1.5%
Caterpillar, Inc.	4,000	1,237,080

MEDIA - 1.5%
Comcast Corp., Class A	36,800	1,258,560
	Shares	Value

OIL, GAS & CONSUMABLE FUELS - 1.3%
Exxon Mobil Corp.	7,500	$792,225
Ovintiv, Inc.	7,900	265,282
		1,057,507
PROFESSIONAL SERVICES - 3.3%
Automatic Data Processing, Inc.	2,900	871,740
Genpact Ltd.	17,600	884,576
ManpowerGroup, Inc.	15,800	680,506
Robert Half, Inc.	6,400	283,520
		2,720,342
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)	7,700	940,786
Jones Lang LaSalle, Inc.(a)	3,900	886,899
		1,827,685
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Cirrus Logic, Inc.(a)	7,000	672,280
QUALCOMM, Inc.	6,000	890,760
		1,563,040
SOFTWARE - 4.4%
Dropbox, Inc., Class A(a)	28,000	799,400
Fortinet, Inc.(a)	8,700	902,712
Gen Digital, Inc.	34,500	892,515
Salesforce, Inc.	3,700	994,227
		3,588,854
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.2%
American Tower Corp.	700	157,787
Equinix, Inc.	1,300	1,118,975
Iron Mountain, Inc.	6,200	555,954
		1,832,716
SPECIALTY RETAIL - 4.4%
Best Buy Co., Inc.	12,700	846,963
Gap, Inc. (The)	33,400	731,460
Lowe’s Cos., Inc.	5,400	1,207,224
Williams-Sonoma, Inc.	5,700	880,479
		3,666,126
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
HP, Inc.	17,900	457,703

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD LARGE CAP VALUE FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 3.7%
Crocs, Inc.(a)	7,500	$723,150
NIKE, Inc., Class B	15,400	868,560
PVH Corp.	10,300	710,494
Ralph Lauren Corp.	1,300	292,435
VF Corp.	36,600	434,808
		3,029,447
TRADING COMPANIES & DISTRIBUTORS - 1.1%
WESCO International, Inc.	5,400	879,984

TOTAL COMMON STOCKS (COST $77,827,627)		82,191,296
	Shares	Value
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(b)	130,751	$130,751
TOTAL MONEY MARKET FUND (COST $130,751)		130,751

TOTAL INVESTMENTS (COST $77,958,378) - 99.9%		82,322,047

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		75,792
NET ASSETS - 100.0%		$82,397,839

(a)	Represents non-income producing security.
(b)	7-day current yield as of April 30, 2025 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 61.4%

AEROSPACE & DEFENSE - 3.4%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,981,297
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,047,367
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,498,311
		6,526,975
AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corp., 5.10%, 1/15/44	1,000,000	866,224
Union Pacific Corp., 4.50%, 1/20/33	2,000,000	1,971,037
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	751,753
		3,589,014
BANKS - 2.3%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	1,997,976
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,849,024
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	501,842
		4,348,842
BEVERAGES - 0.5%
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	961,205

BIOTECHNOLOGY - 2.5%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,893,812
Gilead Sciences, Inc., 4.60%, 9/1/35, (Callable 3/1/35 @ 100)	1,000,000	962,356
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,041,289
		4,897,457
CAPITAL MARKETS - 1.3%
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	975,388
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,540,580
		2,515,968
CHEMICALS - 0.4%
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	718,984

CONSUMER FINANCE - 1.5%
American Express Co., 4.05%, 5/3/29	3,000,000	2,982,750

	Principal Amount	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.0%
Kroger Co. (The), 4.50%, 1/15/29	$1,000,000	$1,005,873
Sysco Corp., 3.25%, 7/15/27	1,000,000	977,461
Target Corp., 4.50%, 9/15/34, (Callable 6/15/34 @ 100)	2,000,000	1,921,585
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,882,680
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,950,688
		7,738,287
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc., 4.50%, 8/10/33	2,000,000	1,928,561

ELECTRIC UTILITIES - 2.1%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,934,245
Exelon Corp., 5.30%, 3/15/33	2,000,000	2,023,221
		3,957,466
ENTERTAINMENT - 1.5%
Walt Disney Co. (The), 3.80%, 3/22/30	3,000,000	2,936,492

FINANCIAL SERVICES - 2.6%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	999,248
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,078,620
PayPal Holdings, Inc., 4.40%, 6/1/32, (Callable 3/1/32 @ 100)	3,000,000	2,928,528
		5,006,396
FOOD PRODUCTS - 2.6%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,994,818
General Mills, Inc., 4.95%, 3/29/33	2,000,000	1,988,108
The Campbell's Co., 4.15%, 3/15/28	1,000,000	993,799
		4,976,725
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,046,584
CVS Health Corp., 5.13%, 2/21/30	1,000,000	1,012,272
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,965,700
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	998,291
		6,022,847
HOTELS, RESTAURANTS & LEISURE - 2.2%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	963,202

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD SELECT BOND FUND

	Principal Amount	Value
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	$2,500,000	$1,796,509
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,442,567
		4,202,278
HOUSEHOLD PRODUCTS - 3.1%
Clorox Co. (The), 4.60%, 5/1/32, (Callable 2/1/32 @ 100)	1,000,000	988,650
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	1,990,598
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	954,786
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,961,405
		5,895,439
INSURANCE - 2.3%
Aflac, Inc., 3.60%, 4/1/30	1,000,000	962,674
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	1,977,575
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	1,500,000	1,409,749
		4,349,998
IT SERVICES - 2.3%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	991,376
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	1,000,000	951,346
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,577,228
		4,519,950
MACHINERY - 2.1%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,029,083
John Deere Capital Corp., 4.50%, 1/16/29	2,000,000	2,021,785
		4,050,868
OIL, GAS & CONSUMABLE FUELS - 3.5%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,626,719
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,102,081
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,930,116
		6,658,916
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,820,101
Lam Research Corp., 4.00%, 3/15/29	1,000,000	990,982
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,658,858
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,933,713
		8,403,654
	Principal Amount	Value
SOFTWARE - 3.0%
Adobe, Inc., 4.95%, 4/4/34	$2,000,000	$2,018,261
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,785,094
Oracle Corp., 3.25%, 11/15/27	1,000,000	973,735
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	994,581
		5,771,671
SPECIALTY RETAIL - 3.7%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	1,989,793
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,129,812
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,939,267
Tractor Supply Co., 5.25%, 5/15/33	1,000,000	1,004,200
		7,063,072
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Apple, Inc., 1.65%, 5/11/30	1,000,000	889,491
Apple, Inc., 3.45%, 2/9/45	1,000,000	768,775
		1,658,266
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,807,152
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	925,789
Tapestry, Inc., 4.13%, 7/15/27	689,000	683,775
		4,416,716
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,752,624

TOTAL CORPORATE BONDS (COST $124,174,303)		117,851,421
MUNICIPAL BONDS - 2.6%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	436,592

LOUISIANA - 0.1%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	88,198

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD SELECT BOND FUND

	Principal Amount	Value
TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	$1,215,000	$1,041,695

TEXAS - 1.8%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	896,135
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,068,026
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	738,738
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	89,049
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34 (Callable 2/15/30 @ 100)	600,000	486,730
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	89,270
		3,367,948
TOTAL MUNICIPAL BONDS (COST $5,790,122)		4,934,433
U.S. GOVERNMENT AGENCIES - 10.9%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	955,755
Federal Home Loan Bank
1.00%, 7/29/26	1,000,000	964,674
1.00%, 3/16/27	2,000,000	1,901,563
1.07%, 1/25/30	1,000,000	878,225
1.25%, 9/30/27(b)	800,000	772,531
1.50%, 9/30/26(b)	2,000,000	1,939,915
1.75%, 7/29/26	1,000,000	976,212
1.75%, 8/25/28	1,350,000	1,268,361
2.25%, 4/29/31, (Callable 7/29/25 @ 100)(b)	730,769	686,824
2.75%, 2/22/34	1,000,000	875,455
3.00%, 2/24/37, (Callable 5/6/25 @ 100)	1,000,000	837,442
3.10%, 5/10/27	1,000,000	988,953
3.25%, 3/10/27, (Callable 6/10/25 @ 100)(b)	1,000,000	993,482
3.65%, 5/26/27	1,000,000	992,259
4.00%, 5/24/27(b)	1,000,000	999,487
4.50%, 12/12/25	1,015,000	1,017,630
	Principal Amount	Value
4.75%, 3/10/34	$1,000,000	$1,028,871
5.00%, 12/11/28	2,000,000	1,998,303
		19,120,187
Federal Home Loan Mortgage Corp., 1.05%, 7/21/28	1,000,000	919,066
TOTAL U.S. GOVERNMENT AGENCIES (COST $21,920,242)		20,995,008
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.6%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	304,751	301,092
3.50%, 2/1/34	112,640	111,141
3.50%, 10/1/49	184,051	167,985
3.50%, 12/15/48	302,721	293,972
4.00%, 12/15/25	161,885	161,545
6.00%, 3/1/38	11,113	11,646
		1,047,381
Federal National Mortgage Association
1.50%, 11/25/44	1,271,614	1,105,565
3.50%, 2/1/43	116,507	109,107
3.50%, 4/1/48	309,264	286,310
4.00%, 9/1/33	74,498	74,465
4.00%, 10/1/46	232,828	220,774
6.00%, 6/1/36	70,449	71,275
7.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	28,222	28,897
		1,896,393
Government National Mortgage Association
4.50%, 6/15/40	50,695	49,173
4.50%, 8/20/38	18,257	18,195
5.00%, 5/20/40	29,270	28,907
6.00%, 10/15/37	12,344	12,923
6.00%, 6/15/37	15,311	15,799
		124,997
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $3,411,005)		3,068,771
U.S. TREASURY OBLIGATIONS - 20.4%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,251,563
4.00%, 11/15/42	4,000,000	3,688,125

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD SELECT BOND FUND

	Principal Amount	Value
4.25%, 5/15/39	$2,000,000	$1,960,625
4.50%, 8/15/39	2,000,000	2,007,422
4.50%, 2/15/44	2,000,000	1,954,297
		10,862,032
U.S. Treasury Notes
3.50%, 2/15/33	2,000,000	1,932,266
4.00%, 10/31/29	2,000,000	2,024,687
4.00%, 7/31/30	3,000,000	3,034,336
4.13%, 10/31/27	1,000,000	1,012,695
4.13%, 11/15/32	2,000,000	2,019,687
4.13%, 8/31/30	2,000,000	2,033,906
4.13%, 7/31/31	1,000,000	1,013,594
4.13%, 2/29/32	2,000,000	2,023,750
4.25%, 2/28/31	2,000,000	2,043,437
4.25%, 11/15/34	2,000,000	2,015,313
4.38%, 11/30/28	1,000,000	1,024,492
4.38%, 5/15/34	3,000,000	3,057,422
4.50%, 11/15/25	2,000,000	2,003,398
4.50%, 7/15/26	1,000,000	1,007,891
5.00%, 8/31/25	2,000,000	2,003,828
		28,250,702
TOTAL U.S. TREASURY OBLIGATIONS (COST $39,533,769)		39,112,734

	Shares	Value
MONEY MARKET FUND - 2.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(c)	4,033,836	$4,033,836
TOTAL MONEY MARKET FUND (COST $4,033,836)		4,033,836

	Shares	Value
TOTAL INVESTMENTS (COST $198,863,277) - 99.0%		$189,996,203

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		1,953,993
NET ASSETS - 100.0%		$191,950,196

(a)
Variable rate security. The interest rate shown represents the rate in effect at April 30, 2025. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of April 30, 2025.
(c)	7-day current yield as of April 30, 2025 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 1.8%
Axon Enterprise, Inc.(a)	751	$460,588
Boeing Co. (The)(a)	2,752	504,276
General Dynamics Corp.	616	167,626
General Electric Co.	5,366	1,081,464
Howmet Aerospace, Inc.	1,665	230,736
L3Harris Technologies, Inc.	972	213,859
Lockheed Martin Corp.	386	184,412
Northrop Grumman Corp.	257	125,031
RTX Corp.	6,946	876,099
Textron, Inc.	597	42,011
TransDigm Group, Inc.	462	652,838
		4,538,940
AIR FREIGHT & LOGISTICS - 0.4%
C.H. Robinson Worldwide, Inc.	3,481	310,575
Expeditors International of Washington, Inc.	2,468	271,258
FedEx Corp.	11	2,314
United Parcel Service, Inc., Class B	3,302	314,680
		898,827
AUTOMOBILE COMPONENTS - 0.0%
Magna International, Inc.	405	14,078

AUTOMOBILES - 1.8%
Ford Motor Co.	24,591	246,156
General Motors Co.	4,638	209,823
Tesla, Inc.(a)	14,251	4,021,062
		4,477,041
BANKS - 3.4%
Bank of America Corp.	38,335	1,528,800
Citigroup, Inc.	9,308	636,481
Citizens Financial Group, Inc.	1,163	42,903
Fifth Third Bancorp	4,350	156,339
Huntington Bancshares, Inc.	12,350	179,445
JPMorgan Chase & Co.	15,136	3,702,568
KeyCorp	7,900	117,236
Regions Financial Corp.	7,892	161,076
Truist Financial Corp.	7,326	280,879
U.S. Bancorp	7,905	318,888
Wells Fargo & Co.	17,881	1,269,730
		8,394,345
BEVERAGES - 1.4%
Coca-Cola Co. (The)	25,724	1,866,276
Keurig Dr Pepper, Inc.	5,015	173,469
	Shares	Value
Monster Beverage Corp.(a)	6,052	$363,846
PepsiCo, Inc.	8,587	1,164,226
		3,567,817
BIOTECHNOLOGY - 1.3%
Amgen, Inc.	6,129	1,783,049
Gilead Sciences, Inc.	10,159	1,082,340
Incyte Corp.(a)	3,630	227,456
Moderna, Inc.(a)	1,993	56,880
		3,149,725
BROADLINE RETAIL - 3.7%
Amazon.com, Inc.(a)	48,204	8,889,781
eBay, Inc.	3,111	212,046
		9,101,827
BUILDING PRODUCTS - 0.8%
A.O. Smith Corp.	807	54,763
Allegion PLC	77	10,718
Builders FirstSource, Inc.(a)	87	10,408
Carrier Global Corp.	8,574	536,218
Johnson Controls International PLC	7,275	610,373
Masco Corp.	1,108	67,156
Trane Technologies PLC	1,888	723,689
		2,013,325
CAPITAL MARKETS - 2.7%
Bank of New York Mellon Corp. (The)	5,406	434,696
Blackrock, Inc.	291	266,050
Blackstone, Inc.	3,582	471,785
Cboe Global Markets, Inc.	762	169,012
Charles Schwab Corp. (The)	7,781	633,373
CME Group, Inc.	2,144	594,060
Franklin Resources, Inc.	2,300	43,148
Goldman Sachs Group, Inc. (The)	421	230,519
Intercontinental Exchange, Inc.	3,189	535,656
Invesco Ltd.	2,500	34,825
Moody's Corp.	1,386	628,024
Morgan Stanley	6,722	775,853
Nasdaq, Inc.	5,973	455,202
Northern Trust Corp.	683	64,188
Raymond James Financial, Inc.	969	132,792
S&P Global, Inc.	2,133	1,066,607
State Street Corp.	1,585	139,639
T. Rowe Price Group, Inc.	803	71,106
		6,746,535
CHEMICALS - 1.0%
Air Products and Chemicals, Inc.	403	109,249
Albemarle Corp.	172	10,071

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
CF Industries Holdings, Inc.	795	$62,304
Corteva, Inc.	3,807	235,996
Dow, Inc.	4,069	124,471
DuPont de Nemours, Inc.	2,076	136,995
Ecolab, Inc.	1,525	383,431
International Flavors & Fragrances, Inc.	1,328	104,195
Linde PLC	1,920	870,202
LyondellBasell Industries N.V., Class A	1,530	89,061
Mosaic Co. (The)	2,160	65,664
PPG Industries, Inc.	1,165	126,822
Sherwin-Williams Co. (The)	494	174,342
		2,492,803
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Cintas Corp.	1,872	396,265
Copart, Inc.(a)	5,166	315,281
Republic Services, Inc.	1,516	380,137
Rollins, Inc.	2,895	165,391
Veralto Corp.	1,275	122,273
Waste Management, Inc.	2,211	515,959
		1,895,306
COMMUNICATIONS EQUIPMENT - 0.9%
Arista Networks, Inc.(a)	3,284	270,175
Cisco Systems, Inc.	26,917	1,553,918
F5, Inc.(a)	17	4,501
Juniper Networks, Inc.	9,607	348,926
Motorola Solutions, Inc.	219	96,445
		2,273,965
CONSTRUCTION & ENGINEERING - 0.0%
Quanta Services, Inc.	202	59,123

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.	463	121,459

CONSUMER FINANCE - 0.7%
American Express Co.	2,954	786,975
Capital One Financial Corp.	1,586	285,892
Discover Financial Services	1,074	196,188
Synchrony Financial	7,617	395,703
		1,664,758
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
Costco Wholesale Corp.	2,114	2,102,373
Dollar Tree, Inc.(a)	572	46,773
Kroger Co. (The)	4,059	293,100
	Shares	Value
Sysco Corp.	2,990	$213,486
Target Corp.	1,512	146,210
Walgreens Boots Alliance, Inc.	11,848	129,973
Walmart, Inc.	24,821	2,413,842
		5,345,757
CONTAINERS & PACKAGING - 0.5%
Amcor PLC	31,380	288,696
Avery Dennison Corp.	1,867	319,462
Ball Corp.	7,050	366,177
International Paper Co.	2,236	102,141
Smurfit WestRock PLC	1,601	67,274
		1,143,750
DISTRIBUTORS - 0.4%
Genuine Parts Co.	2,915	342,658
LKQ Corp.	8,889	339,649
Pool Corp.	1,044	306,038
		988,345
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	45,941	1,272,566
Verizon Communications, Inc.	22,561	994,037
		2,266,603
ELECTRIC UTILITIES - 1.9%
Alliant Energy Corp.	2,090	127,574
American Electric Power Co., Inc.	2,934	317,869
Constellation Energy Corp.	1,517	338,958
Duke Energy Corp.	5,496	670,622
Edison International	2,094	112,050
Entergy Corp.	1,528	127,084
Evergy, Inc.	1,721	118,921
Eversource Energy	1,973	117,354
Exelon Corp.	7,191	337,258
FirstEnergy Corp.	4,259	182,626
NextEra Energy, Inc.	10,857	726,116
NRG Energy, Inc.	770	84,377
PG&E Corp.	8,106	133,911
Pinnacle West Capital Corp.	510	48,542
PPL Corp.	7,780	283,970
Southern Co. (The)	7,424	682,191
Xcel Energy, Inc.	3,140	221,998
		4,631,421
ELECTRICAL EQUIPMENT - 0.6%
AMETEK, Inc.	952	161,440
Eaton Corp. PLC	1,435	422,421
Emerson Electric Co.	2,509	263,721

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
GE Vernova, Inc.	1,909	$707,895
Generac Holdings, Inc.(a)	73	8,350
Rockwell Automation, Inc.	15	3,715
		1,567,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Amphenol Corp., Class A	4,515	347,429
Corning, Inc.	5,104	226,516
Keysight Technologies, Inc.(a)	2,713	394,470
TE Connectivity PLC	820	120,032
Teledyne Technologies, Inc.(a)	4	1,864
Trimble, Inc.(a)	6,006	373,213
		1,463,524
ENERGY EQUIPMENT & SERVICES - 0.2%
Baker Hughes Co.	5,217	184,682
Halliburton Co.	4,080	80,865
Schlumberger N.V.	7,767	258,253
		523,800
ENTERTAINMENT - 1.6%
Electronic Arts, Inc.	2,963	429,902
Netflix, Inc.(a)	2,219	2,511,287
Walt Disney Co. (The)	9,379	853,020
Warner Bros Discovery, Inc.(a)	13,884	120,374
		3,914,583
FINANCIAL SERVICES - 5.1%
Apollo Global Management, Inc.	91	12,420
Berkshire Hathaway, Inc., Class B(a)	10,180	5,428,485
Corpay, Inc.(a)	30	9,761
Fidelity National Information Services, Inc.	2,912	229,698
Fiserv, Inc.(a)	3,122	576,227
Global Payments, Inc.	841	64,177
Jack Henry & Associates, Inc.	199	34,513
Mastercard, Inc., Class A	5,127	2,809,904
PayPal Holdings, Inc.(a)	5,053	332,689
Visa, Inc., Class A	9,504	3,283,632
		12,781,506
FOOD PRODUCTS - 0.9%
Archer-Daniels-Midland Co.	2,648	126,442
Bunge Global SA	4,219	332,120
Conagra Brands, Inc.	4,970	122,809
General Mills, Inc.	5,287	299,984
Hormel Foods Corp.	4,023	120,288
J M Smucker Co. (The)	570	66,274
Kellanova	2,538	210,070
Kraft Heinz Co. (The)	6,176	179,722
	Shares	Value
McCormick & Co., Inc.	1,409	$108,014
Mondelez International, Inc., Class A	8,434	574,608
The Campbell's Company	2,562	93,410
Tyson Foods, Inc., Class A	1,566	95,902
		2,329,643
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	205,606

GROUND TRANSPORTATION - 0.9%
CSX Corp.	12,654	355,198
J.B. Hunt Transport Services, Inc.	2,336	305,035
Old Dominion Freight Line, Inc.	547	83,844
Uber Technologies, Inc.(a)	10,484	849,309
Union Pacific Corp.	2,863	617,434
		2,210,820
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Abbott Laboratories	11,040	1,443,480
Baxter International, Inc.	3,423	106,695
Becton, Dickinson and Co.	2,134	441,930
Boston Scientific Corp.(a)	11,065	1,138,256
Cooper Cos., Inc. (The)(a)	3,798	310,183
Dexcom, Inc.(a)	2,114	150,897
Edwards Lifesciences Corp.(a)	3,140	237,039
Hologic, Inc.(a)	2,143	124,723
IDEXX Laboratories, Inc.(a)	999	432,217
Insulet Corp.(a)	266	67,109
Intuitive Surgical, Inc.(a)	2,642	1,362,743
Medtronic PLC	8,397	711,730
ResMed, Inc.	770	182,174
Solventum Corp.(a)	789	52,169
STERIS PLC	695	156,194
Stryker Corp.	2,238	836,833
Zimmer Holdings, Inc.	1,772	182,605
		7,936,977
HEALTH CARE PROVIDERS & SERVICES - 2.5%
Cardinal Health, Inc.	3,724	526,164
Cencora, Inc.	2,128	622,802
Centene Corp.(a)	7,218	431,997
Cigna Group (The)	2,313	786,512
CVS Health Corp.	7,202	480,445
DaVita, Inc.(a)	452	63,981
Elevance Health, Inc.	3,232	1,359,315
Henry Schein, Inc.(a)	1,009	65,555
Humana, Inc.	1,093	286,628
Labcorp Holdings, Inc.	397	95,681

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
McKesson Corp.	1,203	$857,486
Molina Healthcare, Inc.(a)	1,261	412,360
Quest Diagnostics, Inc.	1,277	227,587
		6,216,513
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.3%
Welltower, Inc.	5,118	780,956

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	87,445

HOTELS, RESTAURANTS & LEISURE - 1.6%
Airbnb, Inc., Class A(a)	1,944	237,012
Booking Holdings, Inc.	156	795,488
Carnival Corp.(a)	6,190	113,525
Chipotle Mexican Grill, Inc.(a)	6,796	343,334
Domino's Pizza, Inc.	22	10,788
DoorDash, Inc., Class A(a)	142	27,390
Expedia Group, Inc.	255	40,017
Hilton Worldwide Holdings, Inc.	1,049	236,528
Marriott International, Inc., Class A	1,012	241,443
McDonald's Corp.	3,297	1,053,886
Norwegian Cruise Line Holdings Ltd.(a)	2,830	45,365
Royal Caribbean Cruises Ltd.	910	195,568
Starbucks Corp.	5,093	407,695
Yum! Brands, Inc.	1,563	235,138
		3,983,177
HOUSEHOLD DURABLES - 0.1%
D.R. Horton, Inc.	1,025	129,499
Garmin Ltd.	735	137,349
Mohawk Industries, Inc.(a)	34	3,616
		270,464
HOUSEHOLD PRODUCTS - 1.4%
Church & Dwight Co., Inc.	2,673	265,536
Clorox Co. (The)	59	8,396
Colgate-Palmolive Co.	5,190	478,466
Kimberly-Clark Corp.	2,402	316,535
Procter & Gamble Co. (The)	14,279	2,321,337
		3,390,270
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	52,500
Vistra Corp.	1,332	172,667
		225,167
	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	2,811	$390,476
Honeywell International, Inc.	3,543	745,802
		1,136,278
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.2%
Prologis, Inc.	4,591	469,200

INSURANCE - 2.7%
Aflac, Inc.	3,137	340,929
Allstate Corp. (The)	1,691	335,478
American International Group, Inc.	3,722	303,417
Aon PLC, Class A	1,040	368,982
Arch Capital Group Ltd.	2,274	206,206
Arthur J. Gallagher & Co.	1,588	509,256
Brown & Brown, Inc.	1,794	198,416
Chubb Ltd.	2,623	750,388
Cincinnati Financial Corp.	902	125,567
Erie Indemnity Co., Class A	64	22,952
Hartford Insurance Group, Inc. (The)	3,948	484,301
Loews Corp.	880	76,410
Marsh & McLennan Cos., Inc.	3,456	779,224
MetLife, Inc.	4,149	312,710
Principal Financial Group, Inc.	1,677	124,350
Progressive Corp. (The)	3,605	1,015,673
Prudential Financial, Inc.	1,562	160,433
Travelers Cos., Inc. (The)	1,367	361,066
W.R. Berkley Corp.	2,158	154,707
Willis Towers Watson PLC	339	104,344
		6,734,809
INTERACTIVE MEDIA & SERVICES - 6.2%
Alphabet, Inc., Class A	30,400	4,827,520
Alphabet, Inc., Class C	26,334	4,236,877
Match Group, Inc.	831	24,648
Meta Platforms, Inc., Class A	11,708	6,427,692
		15,516,737
IT SERVICES - 1.3%
Accenture PLC, Class A	4,087	1,222,626
Akamai Technologies, Inc.(a)	4,182	336,986
Cognizant Technology Solutions Corp., Class A	2,667	196,211
EPAM Systems, Inc.(a)	26	4,080
Gartner, Inc.(a)	21	8,843

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
GoDaddy, Inc., Class A(a)	313	$58,947
International Business Machines Corp.	6,053	1,463,736
		3,291,429
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	4,975	307,953

LIFE SCIENCES TOOLS & SERVICES - 1.5%
Agilent Technologies, Inc.	3,882	417,703
Bio-Techne Corp.	2,182	109,864
Danaher Corp.	6,188	1,233,454
IQVIA Holdings, Inc.(a)	1,678	260,207
Mettler-Toledo International, Inc.(a)	580	620,931
Revvity, Inc.	1,738	162,381
Waters Corp.(a)	2,006	697,546
West Pharmaceutical Services, Inc.	933	197,134
		3,699,220
MACHINERY - 1.0%
Caterpillar, Inc.	2,410	745,341
Deere & Co.	661	306,413
Fortive Corp.	2,024	141,052
Illinois Tool Works, Inc.	1,058	253,825
Ingersoll Rand, Inc.	5,301	399,854
Otis Worldwide Corp.	2,409	231,914
PACCAR, Inc.	2,498	225,345
Stanley Black & Decker, Inc.	79	4,742
Westinghouse Air Brake Technologies Corp.	666	123,037
Xylem, Inc.	1,037	125,031
		2,556,554
MEDIA - 0.6%
Comcast Corp., Class A	21,354	730,307
Fox Corp., Class A	1,088	54,171
Fox Corp., Class B	3,263	150,881
Interpublic Group of Cos., Inc. (The)	12,524	314,603
News Corp., Class A	2,690	72,953
News Corp., Class B	1,680	52,786
Omnicom Group, Inc.	621	47,295
Paramount Global, Class B	3,380	39,681
		1,462,677
METALS & MINING - 0.3%
Freeport-McMoRan, Inc.	7,958	286,727
Newmont Corp.	5,613	295,693
Nucor Corp.	757	90,363
Steel Dynamics, Inc.	412	53,440
		726,223
MULTI-UTILITIES - 0.9%
Ameren Corp.	1,395	138,440
	Shares	Value
CenterPoint Energy, Inc.	5,180	$200,880
CMS Energy Corp.	2,241	165,049
Consolidated Edison, Inc.	3,297	371,737
Dominion Energy, Inc.	4,568	248,408
DTE Energy Co.	1,123	153,851
NiSource, Inc.	4,370	170,911
Public Service Enterprise Group, Inc.	3,290	262,970
Sempra	3,920	291,138
WEC Energy Group, Inc.	2,365	259,015
		2,262,399
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
BXP, Inc.	4,761	303,419

OIL, GAS & CONSUMABLE FUELS - 3.0%
APA Corp.	1,420	22,067
Chevron Corp.	9,017	1,226,853
ConocoPhillips	7,205	642,109
Coterra Energy, Inc.	4,790	117,642
Devon Energy Corp.	3,180	96,704
Diamondback Energy, Inc.	374	49,372
EOG Resources, Inc.	2,618	288,844
EQT Corp.	1,813	89,635
Exxon Mobil Corp.	24,275	2,564,168
Hess Corp.	1,299	167,636
Kinder Morgan, Inc.	18,540	487,602
Marathon Petroleum Corp.	1,695	232,910
Occidental Petroleum Corp.	3,985	157,049
ONEOK, Inc.	2,812	231,034
Phillips 66	2,131	221,752
Targa Resources Corp.	864	147,657
Texas Pacific Land Corp.	138	177,864
Valero Energy Corp.	1,591	184,699
Williams Cos., Inc. (The)	7,696	450,755
		7,556,352
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,003	83,385
Southwest Airlines Co.	3,302	92,324
United Airlines Holdings, Inc.(a)	710	48,862
		224,571
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	37,235
Kenvue, Inc.	10,007	236,165
		273,400
PHARMACEUTICALS - 0.5%
Zoetis, Inc.	7,536	1,178,630

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value

PROFESSIONAL SERVICES - 0.6%
Automatic Data Processing, Inc.	3,016	$906,610
Broadridge Financial Solutions, Inc.	1,229	297,910
Jacobs Solutions, Inc.	560	69,328
Paychex, Inc.	2,190	322,193
Verisk Analytics, Inc.	43	12,746
		1,608,787
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	3,744	457,442
CoStar Group, Inc.(a)	1,886	139,885
		597,327
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.1%
Camden Property Trust	275	31,295
Equity Residential	2,389	167,851
Invitation Homes, Inc.	175	5,983
Mid-America Apartment Communities, Inc.	405	64,658
UDR, Inc.	2,330	97,581
		367,368
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Federal Realty Investment Trust	135	12,692
Kimco Realty Corp.	5,150	102,897
Realty Income Corp.	3,880	224,497
Regency Centers Corp.	1,945	140,390
Simon Property Group, Inc.	1,289	202,863
		683,339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.3%
Advanced Micro Devices, Inc.(a)	11,226	1,092,851
Analog Devices, Inc.	3,964	772,663
Applied Materials, Inc.	6,001	904,411
Broadcom, Inc.	23,996	4,618,510
Enphase Energy, Inc.(a)	358	15,963
Intel Corp.	35,970	722,997
Lam Research Corp.	10,594	759,272
Microchip Technology, Inc.	490	22,579
Micron Technology, Inc.	5,144	395,831
NVIDIA Corp.	133,926	14,587,220
NXP Semiconductors N.V.	2,806	517,174
ON Semiconductor Corp.(a)	912	36,206
QUALCOMM, Inc.	4,273	634,370
Teradyne, Inc.	150	11,131
Texas Instruments, Inc.	3,232	517,282
		25,608,460
	Shares	Value
SOFTWARE - 10.9%
Adobe, Inc.(a)	2,992	$1,121,940
ANSYS, Inc.(a)	1,256	404,281
Autodesk, Inc.(a)	2,061	565,229
Cadence Design Systems, Inc.(a)	2,195	653,539
Crowdstrike Holdings, Inc., Class A(a)	1,407	603,420
Fair Isaac Corp.(a)	58	115,401
Fortinet, Inc.(a)	3,098	321,449
Gen Digital, Inc.	4,396	113,725
Intuit, Inc.	1,870	1,173,369
Microsoft Corp.	38,702	15,297,353
Oracle Corp.	8,202	1,154,185
Palantir Technologies, Inc., Class A(a)	10,275	1,216,971
Palo Alto Networks, Inc.(a)	4,991	932,968
Salesforce, Inc.	5,613	1,508,269
ServiceNow, Inc.(a)	1,348	1,287,354
Workday, Inc., Class A(a)	2,137	523,565
		26,993,018
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.4%
American Tower Corp.	3,485	785,554
Crown Castle, Inc.	5,361	566,979
Digital Realty Trust, Inc.	3,282	526,892
Equinix, Inc.	811	698,068
Extra Space Storage, Inc.	971	142,271
Iron Mountain, Inc.	1,456	130,560
SBA Communications Corp.	1,574	383,112
Weyerhaeuser Co.	5,852	151,625
		3,385,061
SPECIALTY RETAIL - 2.3%
Best Buy Co., Inc.	4,766	317,844
CarMax, Inc.(a)	4,691	303,367
Home Depot, Inc. (The)	5,924	2,135,543
Lowe’s Cos., Inc.	4,121	921,291
TJX Cos., Inc. (The)	6,350	817,118
Tractor Supply Co.	7,993	404,606
Ulta Beauty, Inc.(a)	891	352,515
Williams-Sonoma, Inc.	2,267	350,183
		5,602,467
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.5%
Apple, Inc.	78,281	16,634,713
Dell Technologies, Inc., Class C	135	12,388
Hewlett Packard Enterprise Co.	24,668	400,115
HP, Inc.	15,697	401,372
NetApp, Inc.	4,163	373,629
Seagate Technology Holdings PLC	4,581	417,009

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Super Micro Computer, Inc.(a)	1,890	$60,215
Western Digital Corp.(a)	9,092	398,775
		18,698,216
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Deckers Outdoor Corp.(a)	3,008	333,377
NIKE, Inc., Class B	5,426	306,026
Ralph Lauren Corp.	28	6,299
Tapestry, Inc.	4,885	345,125
		990,827
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Fastenal Co.	3,416	276,593
United Rentals, Inc.	757	478,008
W.W. Grainger, Inc.	484	495,766
		1,250,367
WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,074	157,889

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.	3,364	830,740

TOTAL COMMON STOCKS (COST $191,412,112)		248,147,460
RIGHTS - 0.0%

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	$—

TOTAL RIGHTS (COST $—)		—

TOTAL INVESTMENTS (COST $191,412,112) - 99.9%		248,147,460

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		264,369
NET ASSETS - 100.0%		$248,411,829

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of year end.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
S&P — Standard & Poor's
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 1.6%
AAR Corp.(a)	1,599	$85,482
AeroVironment, Inc.(a)	1,172	177,581
ATI, Inc.(a)	6,227	338,624
BWX Technologies, Inc.	5,065	552,693
Curtiss-Wright Corp.	1,057	364,549
Hexcel Corp.	3,894	188,742
Mercury Systems, Inc.(a)	2,568	128,400
Moog, Inc., Class A	887	148,351
National Presto Industries, Inc.	48	4,049
Triumph Group, Inc.(a)	3,570	90,678
Woodward, Inc.	3,198	599,849
		2,678,998
AIR FREIGHT & LOGISTICS - 0.2%
Forward Air Corp.(a)	1,308	19,254
GXO Logistics, Inc.(a)	5,534	200,552
Hub Group, Inc., Class A	2,982	94,201
		314,007
AUTOMOBILE COMPONENTS - 1.1%
Adient PLC(a)	4,386	55,483
American Axle & Manufacturing Holdings, Inc.(a)	6,850	26,167
Autoliv, Inc.	2,851	265,799
BorgWarner, Inc.	16,971	481,637
Dana, Inc.	7,151	98,255
Dorman Products, Inc.(a)	920	104,236
Fox Factory Holding Corp.(a)	1,440	29,246
Gentex Corp.	11,098	241,714
Gentherm, Inc.(a)	1,290	33,553
Goodyear Tire & Rubber Co. (The)(a)	13,896	151,188
Patrick Industries, Inc.	1,743	134,176
Phinia, Inc.	2,037	81,786
Standard Motor Products, Inc.	862	23,360
Visteon Corp.(a)	663	52,503
XPEL, Inc.(a)	665	19,046
		1,798,149
AUTOMOBILES - 0.3%
Harley-Davidson, Inc.	13,784	309,037
Thor Industries, Inc.	2,121	153,603
Winnebago Industries, Inc.	841	26,761
		489,401
BANKS - 7.4%
Ameris Bancorp	3,025	177,265
Associated Banc-Corp	7,939	175,134
Atlantic Union Bankshares Corp.	1,684	46,647
Axos Financial, Inc.(a)	2,598	164,921
	Shares	Value
Banc of California, Inc.	7,435	$100,224
BancFirst Corp.	122	14,374
Bancorp, Inc. (The)(a)	2,490	120,292
Bank of Hawaii Corp.	1,927	127,394
Bank OZK	4,739	201,881
BankUnited, Inc.	3,511	114,845
Banner Corp.	1,024	62,607
Berkshire Hills Bancorp, Inc.	2,660	66,048
Brookline Bancorp, Inc.	6,100	63,684
Cadence Bank	9,327	272,908
Capitol Federal Financial, Inc.	6,050	34,304
Cathay General Bancorp	2,917	121,610
Central Pacific Financial Corp.	1,180	30,314
Columbia Banking System, Inc.	11,152	250,028
Comerica, Inc.	6,457	347,064
Commerce Bancshares, Inc.	5,671	344,457
Community Financial System, Inc.	2,134	116,495
Customers Bancorp, Inc.(a)	1,293	64,650
CVB Financial Corp.	6,829	126,610
Dime Community Bancshares, Inc., Class B	2,282	58,625
Eagle Bancorp, Inc.	1,440	25,848
East West Bancorp, Inc.	7,784	665,921
F.N.B. Corp.	20,435	267,494
FB Financial Corp.	1,861	79,204
First Bancorp	1,870	75,660
First BanCorp (New York Exchange)	8,874	174,285
First Commonwealth Financial Corp.	4,960	75,987
First Financial Bancorp	4,760	110,194
First Financial Bankshares, Inc.	6,259	209,739
First Hawaiian, Inc.	6,020	137,617
First Horizon Corp.	26,847	485,394
Flagstar Financial, Inc.	12,450	145,789
Fulton Financial Corp.	9,939	165,783
Glacier Bancorp, Inc.	5,236	213,419
Hancock Whitney Corp.	3,656	190,441
Hanmi Financial Corp.	1,901	43,476
Heritage Financial Corp.	1,430	32,633
Hilltop Holdings, Inc.	3,183	93,994
Home Bancshares, Inc.	9,688	268,842
Hope Bancorp, Inc.	8,372	83,469
Independent Bank Corp.	1,564	92,417
International Bancshares Corp.	2,304	140,636
Lakeland Financial Corp.	919	51,161
National Bank Holdings Corp., Class A	1,800	65,088
NBT Bancorp, Inc.	2,040	86,374
Northwest Bancshares, Inc.	4,090	50,511
OFG Bancorp	2,491	98,021

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Old National Bancorp	16,416	$338,005
Pacific Premier Bancorp, Inc.	4,668	94,947
Pathward Financial, Inc.	1,122	89,053
Pinnacle Financial Partners, Inc.	2,849	285,584
Prosperity Bancshares, Inc.	5,175	351,382
Provident Financial Services, Inc.	3,730	61,060
Renasant Corp.	2,934	94,093
S&T Bancorp, Inc.	1,690	61,584
Seacoast Banking Corp. of Florida	3,510	83,222
ServisFirst Bancshares, Inc.	2,639	187,950
Simmons First National Corp., Class A	5,852	109,198
Southside Bancshares, Inc.	1,286	36,252
SouthState Corp.	4,428	384,262
Stellar Bancorp, Inc.	3,104	77,476
Synovus Financial Corp.	6,547	283,616
Texas Capital Bancshares, Inc.(a)	2,189	149,180
Tompkins Financial Corp.	60	3,576
Triumph Financial, Inc.(a)	1,246	66,561
TrustCo Bank Corp. NY	800	24,360
Trustmark Corp.	3,420	114,741
UMB Financial Corp.	1,793	169,564
United Bankshares, Inc.	6,379	218,736
United Community Banks, Inc.	5,632	155,500
Valley National Bancorp	22,624	194,566
Veritex Holdings, Inc.	2,803	65,254
WaFd, Inc.	3,255	92,865
Webster Financial Corp.	7,649	361,798
Westamerica BanCorp	690	33,417
Western Alliance Bancorp	3,958	275,912
Wintrust Financial Corp.	1,957	217,560
WSFS Financial Corp.	2,639	136,040
Zions Bancorp	6,475	291,181
		12,440,273
BEVERAGES - 0.4%
Celsius Holdings, Inc.(a)	7,482	261,571
Coca-Cola Consolidated, Inc.	198	268,450
National Beverage Corp.	1,346	59,763
		589,784
BIOTECHNOLOGY - 2.6%
Alkermes PLC(a)	6,928	199,319
Arcus Biosciences, Inc.(a)	3,030	26,512
Arrowhead Pharmaceuticals, Inc.(a)	5,688	79,006
BioMarin Pharmaceutical, Inc.(a)	10,392	661,866
Catalyst Pharmaceuticals, Inc.(a)	5,390	130,923
Cytokinetics, Inc.(a)	6,089	260,853
Dynavax Technologies Corp.(a)	6,528	76,704
Exelixis, Inc.(a)	14,784	578,794
	Shares	Value
Krystal Biotech, Inc.(a)	1,559	$264,843
Myriad Genetics, Inc.(a)	4,317	31,989
Neurocrine Biosciences, Inc.(a)	5,879	633,109
Protagonist Therapeutics, Inc.(a)	2,605	119,361
Roivant Sciences Ltd.(a)	16,728	194,379
Sarepta Therapeutics, Inc.(a)	5,254	327,850
TG Therapeutics, Inc.(a)	2,858	130,068
United Therapeutics Corp.(a)	1,735	525,861
Vericel Corp.(a)	2,286	86,914
Vir Biotechnology, Inc.(a)	4,180	25,582
Xencor, Inc.(a)	3,272	36,057
		4,389,990
BROADLINE RETAIL - 0.4%
Kohl's Corp.	5,090	34,103
Macy's, Inc.	13,125	149,888
Nordstrom, Inc.	5,322	128,473
Ollie's Bargain Outlet Holdings, Inc.(a)	3,221	341,780
		654,244
BUILDING PRODUCTS - 2.7%
AAON, Inc.	3,505	319,901
Advanced Drainage Systems, Inc.	3,762	426,949
American Woodmark Corp.(a)	538	31,742
Apogee Enterprises, Inc.	1,081	42,883
Armstrong World Industries, Inc.	2,297	333,111
AZZ, Inc.	1,273	110,445
Carlisle Cos., Inc.	642	243,626
CSW Industrials, Inc.	441	137,804
Fortune Brands Innovations, Inc.	5,917	318,453
Gibraltar Industries, Inc.(a)	1,330	70,424
Griffon Corp.	1,932	131,589
Hayward Holdings, Inc.(a)	6,637	88,471
Insteel Industries, Inc.	960	32,554
Masterbrand, Inc.(a)	4,058	49,305
Owens Corning	3,458	502,828
Quanex Building Products Corp.	2,025	33,291
Resideo Technologies, Inc.(a)	19,594	328,787
Simpson Manufacturing Co., Inc.	2,300	353,487
Trex Co., Inc.(a)	4,986	288,291
UFP Industries, Inc.	3,160	312,366
Zurn Elkay Water Solutions Corp., Class C	13,541	459,852
		4,616,159
CAPITAL MARKETS - 3.0%
Acadian Asset Management, Inc.	2,520	67,889
Artisan Partners Asset Management, Inc., Class A	2,578	95,334
BGC Group, Inc., Class A	11,665	105,685
Cohen & Steers, Inc.	1,440	109,901

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Donnelley Financial Solutions, Inc.(a)	1,317	$63,479
Evercore, Inc., Class A	971	199,337
Federated Hermes, Inc.	4,292	174,298
Hamilton Lane, Inc., Class A	1,864	287,969
Houlihan Lokey, Inc.	3,462	561,121
Interactive Brokers Group, Inc., Class A	5,303	911,321
Janus Henderson Group PLC	11,290	374,941
Jefferies Financial Group, Inc.	8,667	405,009
Morningstar, Inc.	242	68,902
PJT Partners, Inc., Class A	1,448	205,196
SEI Investments Co.	5,255	411,414
StepStone Group, Inc., Class A	2,111	105,571
Stifel Financial Corp.	5,538	474,551
StoneX Group, Inc.(a)	2,295	203,257
Virtu Financial, Inc., Class A	2,849	111,538
WisdomTree, Inc.	6,910	60,117
		4,996,830
CHEMICALS - 1.8%
AdvanSix, Inc.	1,540	32,987
Ashland, Inc.	2,461	133,854
Avient Corp.	4,516	150,428
Axalta Coating Systems Ltd.(a)	8,594	279,305
Balchem Corp.	1,610	252,045
Cabot Corp.	2,990	234,835
Chemours Co. (The)	7,093	87,811
H.B. Fuller Co.	2,488	134,452
Hawkins, Inc.	1,141	138,951
Ingevity Corp.(a)	1,450	47,821
Innospec, Inc.	1,390	124,377
Koppers Holdings, Inc.	653	16,364
Minerals Technologies, Inc.	1,404	72,432
Olin Corp.	5,503	118,975
RPM International, Inc.	7,008	748,104
Scotts Miracle-Gro Co. (The)	2,114	106,503
Sensient Technologies Corp.	1,950	183,202
Stepan Co.	746	37,718
Westlake Corp.	2,064	190,776
		3,090,940
COMMERCIAL SERVICES & SUPPLIES - 2.2%
ABM Industries, Inc.	3,050	148,657
Brady Corp., Class A	2,095	147,258
Brink's Co. (The)	2,476	220,958
Clean Harbors, Inc.(a)	1,203	257,370
Corecivic, Inc.(a)	5,864	132,761
Deluxe Corp.	2,730	39,858
Enviri Corp.(a)	5,250	36,068
	Shares	Value
Geo Group, Inc. (The)(a)	6,388	$199,817
Healthcare Services Group, Inc.(a)	4,472	63,547
HNI Corp.	6,826	288,740
Interface, Inc.	3,860	72,568
Liquidity Services, Inc.(a)	1,830	58,157
MillerKnoll, Inc.	3,446	56,514
MSA Safety, Inc.	802	126,251
OPENLANE, Inc.(a)	5,891	109,042
Pitney Bowes, Inc.	11,310	98,171
Pursuit Attractions and Hospitality, Inc.(a)	1,079	31,604
RB Global, Inc.	9,819	988,773
Tetra Tech, Inc.	15,895	495,765
Vestis Corp.	6,657	58,315
		3,630,194
COMMUNICATIONS EQUIPMENT - 0.7%
Calix, Inc.(a)	2,883	117,944
Ciena Corp.(a)	6,801	456,755
Digi International, Inc.(a)	2,020	54,944
Extreme Networks, Inc.(a)	6,896	90,751
Harmonic, Inc.(a)	5,853	52,560
Lumentum Holdings, Inc.(a)	3,251	191,939
NetScout Systems, Inc.(a)	3,590	75,462
Viasat, Inc.(a)	3,400	31,518
Viavi Solutions, Inc.(a)	14,010	148,226
		1,220,099
CONSTRUCTION & ENGINEERING - 2.2%
AECOM	7,200	710,280
Arcosa, Inc.	2,319	185,682
Comfort Systems USA, Inc.	1,980	787,149
Dycom Industries, Inc.(a)	1,452	243,283
EMCOR Group, Inc.	1,976	791,783
Fluor Corp.(a)	7,771	271,130
Granite Construction, Inc.	2,021	164,287
MasTec, Inc.(a)	3,292	419,137
MYR Group, Inc.(a)	764	93,453
Valmont Industries, Inc.	104	30,495
		3,696,679
CONSTRUCTION MATERIALS - 0.3%
Eagle Materials, Inc.	884	200,129
Knife River Corp.(a)	2,630	245,589
		445,718
CONSUMER FINANCE - 0.9%
Ally Financial, Inc.	13,317	434,933
Bread Financial Holdings, Inc.	2,270	107,711
Encore Capital Group, Inc.(a)	980	33,712

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Enova International, Inc.(a)	1,532	$140,622
EZCORP, Inc., Class A(a)	3,780	61,879
FirstCash Holdings, Inc.	2,010	269,260
Navient Corp.	5,335	66,047
PRA Group, Inc.(a)	1,930	35,319
PROG Holdings, Inc.	1,938	51,086
SLM Corp.	11,586	334,951
		1,535,520
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Andersons, Inc. (The)	1,604	60,487
BJ's Wholesale Club Holdings, Inc.(a)	7,168	842,670
Chefs' Warehouse, Inc. (The)(a)	1,953	111,262
Grocery Outlet Holding Corp.(a)	5,084	85,360
Maplebear, Inc.(a)	1,329	53,014
PriceSmart, Inc.	1,287	130,618
SpartanNash Co.	2,424	48,092
Sprouts Farmers Market, Inc.(a)	5,579	954,009
United Natural Foods, Inc.(a)	3,380	90,280
US Foods Holding Corp.(a)	16,244	1,066,581
		3,442,373
CONTAINERS & PACKAGING - 1.6%
Amcor PLC	36,584	336,568
AptarGroup, Inc.	1,916	287,304
Crown Holdings, Inc.	7,243	697,718
Graphic Packaging Holding Co.	12,278	310,756
Greif, Inc., Class A	1,144	60,037
O-I Glass, Inc.(a)	8,295	105,015
Sealed Air Corp.	15,176	418,251
Silgan Holdings, Inc.	4,150	214,348
Sonoco Products Co.	4,491	184,131
		2,614,128
DIVERSIFIED CONSUMER SERVICES - 1.9%
Adtalem Global Education, Inc.(a)	1,957	207,834
Duolingo, Inc.(a)	1,869	727,938
Frontdoor, Inc.(a)	8,735	359,096
Grand Canyon Education, Inc.(a)	1,406	250,788
H&R Block, Inc.	7,149	431,585
Matthews International Corp., Class A	1,816	37,137
Mister Car Wash, Inc.(a)	6,790	46,579
Perdoceo Education Corp.	3,665	92,065
Service Corp. International	7,737	618,186
Strategic Education, Inc.	1,243	101,404
Stride, Inc.(a)	2,451	348,655
		3,221,267
	Shares	Value
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.7%
Alexander & Baldwin, Inc.	4,923	$84,577
American Assets Trust, Inc.	3,540	66,304
Armada Hoffler Properties, Inc.	4,940	33,444
Essential Properties Realty Trust, Inc.	7,880	253,500
Global Net Lease, Inc.	5,720	43,186
WP Carey, Inc.	10,996	686,590
		1,167,601
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Cogent Communications Holdings, Inc.	2,348	127,614
Frontier Communications Parent, Inc.(a)	10,886	394,618
Iridium Communications, Inc.	5,940	143,332
Lumen Technologies, Inc.(a)	41,956	148,524
Shenandoah Telecommunications Co.	2,630	29,298
		843,386
ELECTRIC UTILITIES - 1.2%
ALLETE, Inc.	2,558	167,523
IDACORP, Inc.	3,706	437,642
MGE Energy, Inc.	2,181	197,206
OGE Energy Corp.	11,289	512,295
Otter Tail Corp.	2,248	178,446
Portland General Electric Co.	5,100	214,812
TXNM Energy, Inc.	4,370	232,484
		1,940,408
ELECTRICAL EQUIPMENT - 1.1%
Acuity, Inc.	673	163,949
EnerSys	2,043	176,924
NEXTracker, Inc., Class A(a)	5,711	231,924
nVent Electric PLC	7,714	423,576
Powell Industries, Inc.	579	106,021
Regal Rexnord Corp.	2,231	236,129
Sensata Technologies Holding PLC	15,588	333,583
Sunrun, Inc.(a)	10,629	73,234
Vicor Corp.(a)	963	38,428
		1,783,768
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
Advanced Energy Industries, Inc.	1,331	129,653
Arlo Technologies, Inc.(a)	4,756	46,752
Arrow Electronics, Inc.(a)	376	41,871
Avnet, Inc.	9,212	432,872
Badger Meter, Inc.	2,051	452,902

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Belden, Inc.	1,939	$199,930
Benchmark Electronics, Inc.	7,316	237,990
Cognex Corp.	7,872	214,906
Coherent Corp.(a)	7,183	462,011
CTS Corp.	1,540	58,643
ePlus, Inc.(a)	1,176	73,335
Fabrinet(a)	1,749	358,650
Insight Enterprises, Inc.(a)	844	116,708
IPG Photonics Corp.(a)	952	57,015
Itron, Inc.(a)	3,565	396,749
Knowles Corp.(a)	5,710	89,875
Novanta, Inc.(a)	3,029	360,027
OSI Systems, Inc.(a)	566	115,883
PC Connection, Inc.	454	28,166
Plexus Corp.(a)	1,223	149,732
Sanmina Corp.(a)	2,452	188,289
ScanSource, Inc.(a)	1,287	42,458
TD SYNNEX Corp.	4,054	449,183
TTM Technologies, Inc.(a)	5,989	119,900
Vishay Intertechnology, Inc.	6,180	80,278
Vontier Corp.	7,269	231,227
		5,135,005
ENERGY EQUIPMENT & SERVICES - 1.0%
Archrock, Inc.	6,683	157,251
Bristow Group, Inc.(a)	1,036	30,085
Cactus, Inc., Class A	3,350	127,099
ChampionX Corp.	9,061	218,642
Core Laboratories, Inc.	2,630	29,903
Helix Energy Solutions Group, Inc.(a)	6,820	41,534
Helmerich & Payne, Inc.	4,210	79,527
Innovex International, Inc.(a)	1,791	27,044
Liberty Energy, Inc.	5,634	64,791
NOV, Inc.	18,964	220,172
Oceaneering International, Inc.(a)	4,963	88,093
Patterson-UTI Energy, Inc.	15,877	89,546
ProPetro Holding Corp.(a)	6,670	33,217
RPC, Inc.	5,720	27,056
Tidewater, Inc.(a)	2,880	104,227
Valaris Ltd.(a)	3,441	111,179
Weatherford International PLC	4,319	178,807
		1,628,173
ENTERTAINMENT - 0.2%
Cinemark Holdings, Inc.	5,505	164,655
Warner Music Group Corp., Class A	5,110	155,599
		320,254
	Shares	Value
FINANCIAL SERVICES - 2.4%
Equitable Holdings, Inc.	13,609	$672,965
Essent Group Ltd.	4,932	280,779
Euronet Worldwide, Inc.(a)	2,495	247,254
EVERTEC, Inc.	3,328	112,952
HA Sustainable Infrastructure Capital, Inc.	13,827	345,398
Jackson Financial, Inc., Class A	3,710	289,046
MGIC Investment Corp.	13,981	348,267
Mr. Cooper Group, Inc.(a)	3,115	370,716
NCR Atleos Corp.(a)	3,331	93,002
NMI Holdings, Inc.(a)	4,217	152,529
Payoneer Global, Inc.(a)	11,244	79,045
Radian Group, Inc.	5,324	170,049
Shift4 Payments, Inc., Class A(a)	2,624	214,643
Voya Financial, Inc.	4,730	280,016
Walker & Dunlop, Inc.	2,111	161,576
Western Union Co. (The)	17,868	177,072
WEX, Inc.(a)	561	73,138
		4,068,447
FOOD PRODUCTS - 1.3%
B&G Foods, Inc.	4,180	28,800
Cal-Maine Foods, Inc.	2,036	190,101
Darling Ingredients, Inc.(a)	7,477	240,685
Flowers Foods, Inc.	10,684	187,932
Fresh Del Monte Produce, Inc.	2,440	82,984
Freshpet, Inc.(a)	110	8,089
Ingredion, Inc.	3,535	469,519
John B. Sanfilippo & Son, Inc.	427	28,297
Lancaster Colony Corp.	311	50,625
Pilgrim's Pride Corp.	2,602	142,017
Post Holdings, Inc.(a)	2,956	334,531
Simply Good Foods Co. (The)(a)	4,622	166,900
Tootsie Roll Industries, Inc.	1,632	52,224
TreeHouse Foods, Inc.(a)	2,648	61,672
WK Kellogg Co.	3,278	58,775
		2,103,151
GAS UTILITIES - 1.1%
MDU Resources Group, Inc.	10,521	180,330
National Fuel Gas Co.	4,106	315,259
New Jersey Resources Corp.	4,887	239,170
Northwest Natural Holding Co.	1,790	77,149
ONE Gas, Inc.	2,678	210,250
Southwest Gas Holdings, Inc.	3,324	240,026

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Spire, Inc.	2,438	$186,604
UGI Corp.	10,407	341,245
		1,790,033
GROUND TRANSPORTATION - 1.4%
ArcBest Corp.	3,738	218,748
Avis Budget Group, Inc.(a)	2,713	251,305
Heartland Express, Inc.	2,983	22,671
Hertz Global Holdings, Inc.(a)	7,458	50,864
Knight-Swift Transportation Holdings, Inc.	7,539	295,303
Marten Transport Ltd.	4,069	52,246
RXO, Inc.(a)	5,900	83,131
Ryder System, Inc.	3,069	422,509
Saia, Inc.(a)	859	209,596
Werner Enterprises, Inc.	3,400	83,844
XPO, Inc.(a)	6,270	665,372
		2,355,589
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Artivion, Inc.(a)	2,273	53,847
Avanos Medical, Inc.(a)	2,830	35,517
CONMED Corp.	1,366	67,084
DENTSPLY SIRONA, Inc.	8,153	113,327
Embecta Corp.	3,072	37,448
Enovis Corp.(a)	2,539	87,824
Envista Holdings Corp.(a)	8,891	142,967
Glaukos Corp.(a)	2,864	269,932
Globus Medical, Inc., Class A(a)	5,872	421,433
Haemonetics Corp.(a)	5,084	320,394
ICU Medical, Inc.(a)	578	78,949
Inspire Medical Systems, Inc.(a)	1,488	235,669
Integer Holdings Corp.(a)	2,072	261,714
Integra LifeSciences Holdings Corp.(a)	3,797	62,233
Lantheus Holdings, Inc.(a)	3,797	396,179
LeMaitre Vascular, Inc.	1,170	106,166
LivaNova PLC(a)	2,579	95,423
Masimo Corp.(a)	2,197	353,629
Merit Medical Systems, Inc.(a)	3,279	309,702
Neogen Corp.(a)	10,598	53,520
Omnicell, Inc.(a)	2,161	67,553
Penumbra, Inc.(a)	1,873	548,489
QuidelOrtho Corp.(a)	2,248	62,472
STAAR Surgical Co.(a)	9,876	180,336
Tandem Diabetes Care, Inc.(a)	3,127	52,690
TransMedics Group, Inc.(a)	1,798	165,434
UFP Technologies, Inc.(a)	80	16,683
		4,596,614
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Acadia Healthcare Co., Inc.(a)	4,958	$116,017
AdaptHealth Corp.(a)	4,790	40,763
Addus HomeCare Corp.(a)	295	30,842
Amedisys, Inc.(a)	1,887	179,076
AMN Healthcare Services, Inc.(a)	1,763	36,018
Astrana Health, Inc.(a)	2,138	66,642
Concentra Group Holdings Parent, Inc.	4,802	104,444
CorVel Corp.(a)	982	106,802
Encompass Health Corp.	5,592	654,208
Ensign Group, Inc. (The)	3,858	497,643
HealthEquity, Inc.(a)	4,665	399,884
Hims & Hers Health, Inc.(a)	8,453	279,794
National HealthCare Corp.	569	53,765
NeoGenomics, Inc.(a)	6,252	39,982
Option Care Health, Inc.(a)	8,738	282,325
Owens & Minor, Inc.(a)	4,621	32,624
Premier, Inc., Class A	2,936	59,748
Privia Health Group, Inc.(a)	4,927	115,686
Progyny, Inc.(a)	4,166	95,151
RadNet, Inc.(a)	3,438	180,083
Select Medical Holdings Corp.	5,951	108,546
U.S. Physical Therapy, Inc.	798	56,746
		3,536,789
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.6%
CareTrust REIT, Inc.	5,808	170,000
Healthcare Realty Trust, Inc.	9,216	143,124
LTC Properties, Inc.	2,388	85,658
Omega Healthcare Investors, Inc.	11,613	453,488
Sabra Health Care REIT, Inc.	12,749	227,570
		1,079,840
HEALTH CARE TECHNOLOGY - 0.3%
Certara, Inc.(a)	5,476	75,897
Doximity, Inc., Class A(a)	5,763	327,800
HealthStream, Inc.	1,710	57,507
Schrodinger, Inc.(a)	2,787	71,431
Simulations Plus, Inc.	1,100	37,785
		570,420
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apple Hospitality REIT, Inc.	3,788	44,585
DiamondRock Hospitality Co.	13,625	100,007
Park Hotels & Resorts, Inc.	11,563	114,936

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Pebblebrook Hotel Trust	7,421	$67,160
Summit Hotel Properties, Inc.	8,030	32,682
Sunstone Hotel Investors, Inc.	10,730	89,488
Xenia Hotels & Resorts, Inc.	6,067	64,796
		513,654
HOTELS, RESTAURANTS & LEISURE - 1.9%
Aramark	13,315	445,120
Cava Group, Inc.(a)	2,405	222,294
Choice Hotels International, Inc.	1,407	177,437
Hilton Grand Vacations, Inc.(a)	4,052	136,269
Hyatt Hotels Corp., Class A	2,953	332,744
Jack in the Box, Inc.	954	24,842
Marriott Vacations Worldwide Corp.	1,635	89,614
Papa John's International, Inc.	1,490	51,450
Planet Fitness, Inc., Class A(a)	4,683	442,965
Sabre Corp.(a)	18,980	44,983
Six Flags Entertainment Corp.	4,275	147,103
Travel + Leisure Co.	3,756	165,001
Vail Resorts, Inc.	232	32,294
Wendy's Co. (The)	11,410	142,625
Wingstop, Inc.	1,393	367,599
Wyndham Hotels & Resorts, Inc.	4,366	372,420
		3,194,760
HOUSEHOLD DURABLES - 1.8%
Cavco Industries, Inc.(a)	219	108,153
Century Communities, Inc.	1,112	60,648
Champion Homes, Inc.(a)	621	53,717
Ethan Allen Interiors, Inc.	1,520	43,214
Green Brick Partners, Inc.(a)	1,527	90,078
Helen of Troy Ltd.(a)	673	18,750
Installed Building Products, Inc.	1,214	201,318
KB Home	6,642	358,867
La-Z-Boy, Inc.	2,426	95,827
Leggett & Platt, Inc.	7,766	74,709
LGI Homes, Inc.(a)	838	45,763
M/I Homes, Inc.(a)	793	84,597
Meritage Homes Corp.	1,940	132,192
Newell Brands, Inc.	70,745	338,161
Sonos, Inc.(a)	6,940	63,917
Taylor Morrison Home Corp.(a)	5,181	297,130
Toll Brothers, Inc.	5,411	545,808
TopBuild Corp.(a)	654	193,427
Tri Pointe Homes, Inc.(a)	5,103	156,917
Whirlpool Corp.	1,612	122,963
		3,086,156
	Shares	Value
HOUSEHOLD PRODUCTS - 0.1%
Central Garden & Pet Co.(a)	165	$5,537
Central Garden & Pet Co., Class A(a)	2,847	84,186
Energizer Holdings, Inc.	3,903	105,537
		195,260
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Clearway Energy, Inc., Class A	389	10,639
Clearway Energy, Inc., Class C	2,670	78,338
Ormat Technologies, Inc.	2,749	199,577
		288,554
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
EastGroup Properties, Inc.	1,747	285,495
First Industrial Realty Trust, Inc.	6,694	318,500
Innovative Industrial Properties, Inc.	1,789	97,161
LXP Industrial Trust	15,915	125,569
Rexford Industrial Realty, Inc.	10,410	344,571
STAG Industrial, Inc.	6,503	214,794
		1,386,090
INSURANCE - 4.1%
American Financial Group, Inc.	2,813	356,295
AMERISAFE, Inc.	926	43,050
Assured Guaranty Ltd.	2,608	228,800
Brighthouse Financial, Inc.(a)	2,890	168,256
CNO Financial Group, Inc.	6,207	235,494
Employers Holdings, Inc.	1,234	59,960
Fidelity National Financial, Inc.	12,575	805,429
First American Financial Corp.	4,725	287,327
Genworth Financial, Inc.(a)	26,922	184,685
Goosehead Insurance, Inc., Class A	1,344	130,650
Hanover Insurance Group, Inc. (The)	1,137	188,856
HCI Group, Inc.	365	53,399
Horace Mann Educators Corp.	2,091	86,860
Kemper Corp.	2,787	164,767
Kinsale Capital Group, Inc.	927	403,486
Lincoln National Corp.	6,562	209,131
Mercury General Corp.	1,329	73,653
Old Republic International Corp.	13,685	514,556
Palomar Holdings, Inc.(a)	1,393	202,013
Primerica, Inc.	42	11,007
ProAssurance Corp.(a)	3,130	72,647
Reinsurance Group of America, Inc.	606	113,510
RenaissanceRe Holdings Ltd.	982	237,575
RLI Corp.	5,854	433,254

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Ryan Specialty Holdings, Inc.	5,414	$354,671
Safety Insurance Group, Inc.	538	41,157
Selective Insurance Group, Inc.	3,355	292,657
SiriusPoint Ltd.(a)	6,324	106,243
Stewart Information Services Corp.	1,261	82,570
Trupanion, Inc.(a)	1,576	57,682
United Fire Group, Inc.	1,440	39,845
Unum Group	8,547	663,760
		6,903,245
INTERACTIVE MEDIA & SERVICES - 0.4%
Angi, Inc.(a)	1,617	18,531
Cargurus, Inc.(a)	4,013	112,203
Cars.com, Inc.(a)	3,584	41,718
IAC, Inc.(a)	3,081	107,650
QuinStreet, Inc.(a)	2,979	52,192
Shutterstock, Inc.	1,308	20,876
TripAdvisor, Inc.(a)	5,943	73,990
Yelp, Inc.(a)	3,325	116,641
Ziff Davis, Inc.(a)	1,851	54,660
ZoomInfo Technologies, Inc.(a)	15,048	128,811
		727,272
IT SERVICES - 0.5%
ASGN, Inc.(a)	4,831	243,386
DigitalOcean Holdings, Inc.(a)	2,505	77,404
DXC Technology Co.(a)	7,713	119,706
Kyndryl Holdings, Inc.(a)	10,788	349,747
		790,243
LEISURE PRODUCTS - 0.6%
Brunswick Corp.	2,661	122,539
Mattel, Inc.(a)	17,908	284,558
Polaris, Inc.	2,217	75,289
Sturm Ruger & Co., Inc.	560	22,770
Topgolf Callaway Brands Corp.(a)	34,895	230,656
YETI Holdings, Inc.(a)	10,625	303,344
		1,039,156
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Avantor, Inc.(a)	30,088	390,843
Azenta, Inc.(a)	2,635	69,406
BioLife Solutions, Inc.(a)	1,960	47,256
Bio-Rad Laboratories, Inc., Class A(a)	19	4,637
Bruker Corp.	4,935	197,696
Cytek Biosciences, Inc.(a)	3,965	14,710
Fortrea Holdings, Inc.(a)	4,120	25,668
	Shares	Value
Illumina, Inc.(a)	8,026	$622,818
Medpace Holdings, Inc.(a)	1,174	362,050
Repligen Corp.(a)	2,545	351,184
Sotera Health Co.(a)	6,430	73,945
		2,160,213
MACHINERY - 4.9%
AGCO Corp.	2,985	253,218
Albany International Corp., Class A	1,241	81,608
Astec Industries, Inc.	1,027	37,208
Chart Industries, Inc.(a)	2,103	283,863
CNH Industrial N.V.	66,155	765,413
Crane Co.	2,791	449,295
Donaldson Co., Inc.	5,434	357,177
Enerpac Tool Group Corp.	2,818	113,763
Enpro, Inc.	798	119,221
Esab Corp.	2,878	345,705
ESCO Technologies, Inc.	1,369	214,180
Federal Signal Corp.	2,879	234,437
Flowserve Corp.	6,196	280,245
Franklin Electric Co., Inc.	1,851	157,261
Gates Industrial Corp. PLC(a)	1,479	27,983
Graco, Inc.	7,682	626,928
Greenbrier Cos., Inc. (The)	1,439	61,043
Hillenbrand, Inc.	3,375	68,276
ITT, Inc.	4,614	632,210
JBT Marel Corp.	1,428	150,311
Kadant, Inc.	64	18,880
Kennametal, Inc.	3,900	75,972
Lincoln Electric Holdings, Inc.	2,004	353,105
Lindsay Corp.	31	4,001
Middleby Corp. (The)(a)	2,220	296,037
Mueller Industries, Inc.	5,305	390,236
Oshkosh Corp.	3,039	254,547
Proto Labs, Inc.(a)	977	34,351
RBC Bearings, Inc.(a)	935	307,213
SPX Technologies, Inc.(a)	2,609	349,997
Tennant Co.	779	56,213
Terex Corp.	3,021	106,339
Timken Co. (The)	2,949	189,473
Titan International, Inc.(a)	3,580	26,313
Toro Co. (The)	5,446	371,853
Trinity Industries, Inc.	3,984	99,999

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Watts Water Technologies, Inc., Class A	303	$62,948
Worthington Enterprises, Inc.	1,610	81,514
		8,338,336
MARINE TRANSPORTATION - 0.2%
Kirby Corp.(a)	2,407	231,962
Matson, Inc.	1,497	163,308
		395,270
MEDIA - 0.8%
Cable One, Inc.	841	224,774
EchoStar Corp., Class A(a)	5,304	119,234
John Wiley & Sons, Inc., Class A	2,210	96,444
New York Times Co. (The), Class A	7,728	402,320
Scholastic Corp.	940	16,948
TechTarget, Inc.(a)	1,596	12,720
TEGNA, Inc.	27,820	451,519
Thryv Holdings, Inc.(a)	2,106	28,852
		1,352,811
METALS & MINING - 1.8%
Alcoa Corp.	10,874	266,739
Carpenter Technology Corp.	2,884	564,139
Century Aluminum Co.(a)	3,330	54,645
Cleveland-Cliffs, Inc.(a)	22,988	189,421
Commercial Metals Co.	5,259	234,236
Kaiser Aluminum Corp.	581	37,451
Materion Corp.	360	29,884
Metallus, Inc.(a)	2,495	31,562
MP Materials Corp.(a)	6,818	166,768
Reliance, Inc.	1,098	316,477
Royal Gold, Inc.	2,796	510,857
SunCoke Energy, Inc.	6,340	57,441
United States Steel Corp.	10,223	446,847
Warrior Met Coal, Inc.	2,532	121,080
Worthington Steel, Inc.	1,610	41,313
		3,068,860
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.7%
Annaly Capital Management, Inc.	24,528	480,749
Apollo Commercial Real Estate Finance, Inc.	9,200	86,204
Arbor Realty Trust, Inc.	4,855	55,978
ARMOUR Residential REIT, Inc.	716	11,793
Blackstone Mortgage Trust, Inc., Class A	4,060	77,343
Ellington Financial, Inc.	2,800	36,484
Franklin BSP Realty Trust, Inc.	3,716	42,288
KKR Real Estate Finance Trust, Inc.	3,250	30,062
New York Mortgage Trust, Inc.	5,642	33,119
Pennymac Mortgage Investment Trust	5,780	74,215
Ready Capital Corp.	4,730	21,049
	Shares	Value
Redwood Trust, Inc.	7,420	$46,078
Starwood Property Trust, Inc.	6,902	132,449
Two Harbors Investment Corp.	4,867	57,771
		1,185,582
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	165,466
Black Hills Corp.	2,989	182,030
Northwestern Energy Group, Inc.	2,762	160,831
Unitil Corp.	680	39,889
		548,216
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	108,861
COPT Defense Properties	6,968	181,935
Cousins Properties, Inc.	2,430	66,922
Douglas Emmett, Inc.	10,483	144,980
Easterly Government Properties, Inc.	2,016	40,663
Highwoods Properties, Inc.	5,737	163,160
JBG Smith Properties	5,783	80,846
Kilroy Realty Corp.	5,332	168,011
SL Green Realty Corp.	3,420	179,926
Vornado Realty Trust	7,725	272,538
		1,407,842
OIL, GAS & CONSUMABLE FUELS - 2.7%
Antero Midstream Corp.	17,502	289,658
Antero Resources Corp.(a)	13,824	481,490
California Resources Corp.	3,056	105,462
Chord Energy Corp.	469	42,318
Civitas Resources, Inc.	5,196	141,591
CNX Resources Corp.(a)	7,616	224,139
Comstock Resources, Inc.(a)	5,170	94,456
Core Natural Resources, Inc.	2,600	187,746
CVR Energy, Inc.	1,679	31,666
Dorian LPG Ltd.	1,830	39,198
DT Midstream, Inc.	6,054	588,449
Expand Energy Corp.	1	104
HF Sinclair Corp.	6,896	207,363
Magnolia Oil & Gas Corp., Class A	4,800	98,544
Matador Resources Co.	5,870	232,100
Murphy Oil Corp.	7,254	148,925
Northern Oil & Gas, Inc.	3,706	90,056
Ovintiv, Inc.	11,536	387,379
Par Pacific Holdings, Inc.(a)	2,874	41,156
PBF Energy, Inc., Class A	4,947	84,989
Peabody Energy Corp.	5,250	64,785
Permian Resources Corp.	20,963	247,363

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Range Resources Corp.	11,315	$383,918
REX American Resources Corp.(a)	830	32,968
SM Energy Co.	5,596	127,533
Talos Energy, Inc.(a)	4,529	31,159
Vital Energy, Inc.(a)	997	14,137
World Kinect Corp.	3,267	81,969
		4,500,621
PAPER & FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corp.	3,244	279,990
Sylvamo Corp.	1,659	98,909
		378,899
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.(a)	5,615	248,576
Allegiant Travel Co.	603	28,299
JetBlue Airways Corp.(a)	20,350	88,726
SkyWest, Inc.(a)	1,884	167,996
Sun Country Airlines Holdings, Inc.(a)	2,350	23,030
		556,627
PERSONAL CARE PRODUCTS - 0.6%
BellRing Brands, Inc.(a)	6,423	495,470
Coty, Inc., Class A(a)	19,814	100,061
Edgewell Personal Care Co.	2,672	81,630
elf Beauty, Inc.(a)	3,054	188,951
Interparfums, Inc.	1,051	114,769
USANA Health Sciences, Inc.(a)	426	11,966
		992,847
PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc.(a)	2,141	52,262
Collegium Pharmaceutical, Inc.(a)	1,804	48,699
Harmony Biosciences Holdings, Inc.(a)	1,869	55,079
Innoviva, Inc.(a)	4,480	83,731
Jazz Pharmaceuticals PLC(a)	2,952	345,266
Ligand Pharmaceuticals, Inc.(a)	980	107,663
Organon & Co.	10,378	134,188
Pacira BioSciences, Inc.(a)	2,555	68,729
Perrigo Co. PLC	6,447	165,817
Phibro Animal Health Corp., Class A	1,400	26,054
Prestige Consumer Healthcare, Inc.(a)	2,455	199,420
Supernus Pharmaceuticals, Inc.(a)	2,842	92,308
		1,379,216
PROFESSIONAL SERVICES - 2.3%
CACI International, Inc., Class A(a)	327	149,723
Concentrix Corp.	2,270	115,906
CSG Systems International, Inc.	1,408	84,663
ExlService Holdings, Inc.(a)	14,106	683,859
Exponent, Inc.	2,707	212,987
	Shares	Value
FTI Consulting, Inc.(a)	327	$54,373
Genpact Ltd.	8,292	416,756
Heidrick & Struggles International, Inc.	1,020	39,800
Insperity, Inc.	1,898	123,389
KBR, Inc.	10,163	536,708
Korn Ferry	2,409	148,635
ManpowerGroup, Inc.	2,047	88,164
Maximus, Inc.	3,179	212,866
NV5 Global, Inc.(a)	2,236	41,478
Paylocity Holding Corp.(a)	1,909	366,719
Robert Half, Inc.	8,562	379,297
Science Applications International Corp.	1,354	163,875
Verra Mobility Corp.(a)	6,277	136,839
		3,956,037
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Cushman & Wakefield PLC(a)	30,764	288,259
eXp World Holdings, Inc.	4,815	44,105
Jones Lang LaSalle, Inc.(a)	2,873	653,349
Kennedy-Wilson Holdings, Inc.	1,256	8,038
Marcus & Millichap, Inc.	1,616	49,127
St Joe Co. (The)	2,104	89,041
		1,131,919
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 1.0%
American Homes 4 Rent, Class A	14,762	551,951
Centerspace	837	50,521
Elme Communities	5,140	80,030
Equity LifeStyle Properties, Inc.	10,071	652,399
Independence Realty Trust, Inc.	12,600	244,818
NexPoint Residential Trust, Inc.	1,380	51,447
Veris Residential, Inc.	4,646	72,106
		1,703,272
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Acadia Realty Trust	5,897	112,633
Agree Realty Corp.	6,056	470,006
Brixmor Property Group, Inc.	17,367	432,612
Getty Realty Corp.	2,470	69,135
Kite Realty Group Trust	12,405	268,568
Macerich Co. (The)	11,856	173,809
NNN REIT, Inc.	9,364	384,954
Phillips Edison & Co., Inc.	4,066	141,090
Saul Centers, Inc.	865	28,286
SITE Centers Corp.	2,782	32,939
Tanger, Inc.	5,720	180,237

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Urban Edge Properties	6,590	$119,081
Whitestone REIT	1,040	13,562
		2,426,912
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Allegro MicroSystems, Inc.(a)	3,598	68,614
Alpha & Omega Semiconductor Ltd.(a)	1,300	24,479
Amkor Technology, Inc.	4,859	84,790
Axcelis Technologies, Inc.(a)	1,637	80,180
CEVA, Inc.(a)	1,008	26,420
Cirrus Logic, Inc.(a)	2,894	277,940
Cohu, Inc.(a)	2,700	43,200
Diodes, Inc.(a)	1,913	73,459
Entegris, Inc.	5,048	399,398
FormFactor, Inc.(a)	3,495	98,349
Ichor Holdings Ltd.(a)	1,667	32,973
Impinj, Inc.(a)	1,262	116,268
Kulicke & Soffa Industries, Inc.	2,771	89,309
Lattice Semiconductor Corp.(a)	6,289	307,721
MACOM Technology Solutions Holdings, Inc.(a)	2,836	294,235
MaxLinear, Inc.(a)	3,734	37,303
MKS Instruments, Inc.	3,250	227,955
Onto Innovation, Inc.(a)	3,063	373,594
PDF Solutions, Inc.(a)	1,850	33,948
Photronics, Inc.(a)	3,154	57,624
Power Integrations, Inc.	2,417	118,723
Qorvo, Inc.(a)	367	26,303
Rambus, Inc.(a)	5,023	245,072
Semtech Corp.(a)	2,918	91,188
Silicon Laboratories, Inc.(a)	1,550	157,728
SiTime Corp.(a)	1,204	176,819
SolarEdge Technologies, Inc.(a)	2,568	31,419
Synaptics, Inc.(a)	1,465	81,542
Ultra Clean Holdings, Inc.(a)	2,260	42,273
Universal Display Corp.	2,115	265,707
Veeco Instruments, Inc.(a)	2,824	52,809
Wolfspeed, Inc.(a)	5,739	20,373
		4,057,715
SOFTWARE - 4.2%
A10 Networks, Inc.	3,800	62,624
ACI Worldwide, Inc.(a)	5,210	278,006
Adeia, Inc.	6,255	76,999
Alarm.com Holdings, Inc.(a)	2,428	130,141
Appfolio, Inc., Class A(a)	1,079	222,835
BILL Holdings, Inc.(a)	3,476	158,401
Blackbaud, Inc.(a)	1,975	119,567
	Shares	Value
BlackLine, Inc.(a)	2,414	$114,013
Box, Inc., Class A(a)	6,011	187,663
Commvault Systems, Inc.(a)	2,552	426,516
DocuSign, Inc.(a)	7,629	623,671
Dolby Laboratories, Inc., Class A	3,301	253,484
DoubleVerify Holdings, Inc.(a)	7,169	95,061
Dropbox, Inc., Class A(a)	11,416	325,927
Dynatrace, Inc.(a)	19,611	921,129
Guidewire Software, Inc.(a)	4,563	934,366
InterDigital, Inc.	1,988	399,588
LiveRamp Holdings, Inc.(a)	3,270	85,543
Manhattan Associates, Inc.(a)	2,906	515,495
MARA Holdings, Inc.(a)	12,895	172,406
N-able, Inc.(a)	4,301	30,365
NCR Voyix Corp.(a)	7,319	62,724
Progress Software Corp.	2,297	137,728
Qualys, Inc.(a)	2,133	268,139
Sprinklr, Inc., Class A(a)	3,770	28,991
SPS Commerce, Inc.(a)	1,848	265,206
Teradata Corp.(a)	4,697	100,986
		6,997,574
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.2%
CubeSmart	10,861	441,717
EPR Properties	3,217	159,209
Four Corners Property Trust, Inc.	5,596	156,408
Lamar Advertising Co., Class A	4,287	487,904
National Storage Affiliates Trust	3,900	145,080
Outfront Media, Inc.	8,533	129,104
PotlatchDeltic Corp.	3,888	149,260
Rayonier, Inc.	7,686	188,000
Safehold, Inc.	2,623	41,312
Uniti Group, Inc.	28,881	142,095
		2,040,089
SPECIALTY RETAIL - 3.6%
Abercrombie & Fitch Co., Class A(a)	3,129	217,215
Academy Sports & Outdoors, Inc.	8,252	310,935
Advance Auto Parts, Inc.	8,752	286,365
American Eagle Outfitters, Inc.	9,494	99,972
AutoNation, Inc.(a)	2,102	366,063
Boot Barn Holdings, Inc.(a)	1,569	163,710
Buckle, Inc. (The)	1,441	50,089
Burlington Stores, Inc.(a)	1,734	390,219
Caleres, Inc.	1,417	21,595
Dick's Sporting Goods, Inc.	2,435	457,147
Five Below, Inc.(a)	2,493	189,194
Floor & Decor Holdings, Inc.(a)	5,527	394,849

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Foot Locker, Inc.(a)	7,737	$94,933
GameStop Corp., Class A(a)	13,039	363,267
Gap, Inc. (The)	10,240	224,256
Group 1 Automotive, Inc.	976	393,943
Guess?, Inc.	1,790	20,138
Lithia Motors, Inc.	1,707	499,741
MarineMax, Inc.(a)	752	16,138
Monro, Inc.	835	11,640
National Vision Holdings, Inc.(a)	26,976	333,154
RH(a)	144	26,500
Sally Beauty Holdings, Inc.(a)	6,182	50,322
Shoe Carnival, Inc.	874	15,190
Signet Jewelers Ltd.	4,971	294,780
Sonic Automotive, Inc., Class A	564	34,246
Upbound Group, Inc.	2,355	46,865
Urban Outfitters, Inc.(a)	2,780	146,728
Valvoline, Inc.(a)	12,776	437,706
Victoria's Secret & Co.(a)	3,394	63,807
		6,020,707
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Corsair Gaming, Inc.(a)	2,360	16,709
Pure Storage, Inc., Class A(a)	15,702	712,242
Xerox Holdings Corp.	4,997	22,037
		750,988
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
Capri Holdings Ltd.(a)	5,083	76,448
Carter's, Inc.	6,639	219,419
Columbia Sportswear Co.	1,099	68,325
Crocs, Inc.(a)	2,244	216,366
G-III Apparel Group Ltd.(a)	1,549	39,066
Hanesbrands, Inc.(a)	19,557	89,767
Kontoor Brands, Inc.	5,188	312,058
Oxford Industries, Inc.	378	18,371
PVH Corp.	142	9,795
Skechers USA, Inc., Class A(a)	6,153	295,467
Steven Madden Ltd.	3,687	77,427
Under Armour, Inc., Class A(a)	13,750	78,650
Under Armour, Inc., Class C(a)	6,490	35,305
VF Corp.	30,334	360,368
Wolverine World Wide, Inc.	4,373	57,068
		1,953,900
TRADING COMPANIES & DISTRIBUTORS - 1.6%
Air Lease Corp.	4,321	202,050
	Shares	Value
Applied Industrial Technologies, Inc.	1,754	$426,713
Boise Cascade Co.	2,189	204,190
Core & Main, Inc., Class A(a)	8,378	441,353
DNOW, Inc.(a)	5,170	82,048
DXP Enterprises, Inc.(a)	569	50,334
GATX Corp.	458	66,850
GMS, Inc.(a)	1,860	136,264
MSC Industrial Direct Co., Inc., Class A	1,921	146,918
Rush Enterprises, Inc., Class A	2,267	115,594
Watsco, Inc.	1,309	601,930
WESCO International, Inc.	1,498	244,114
		2,718,358
WATER UTILITIES - 0.6%
American States Water Co.	2,280	184,931
California Water Service Group	2,900	146,885
Essential Utilities, Inc.	12,921	531,441
Middlesex Water Co.	615	38,819
SJW Group	1,328	75,350
		977,426
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	29,371
Telephone and Data Systems, Inc.	4,938	185,126
		214,497
TOTAL COMMON STOCKS (COST $169,820,356)		168,123,355
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	367	—
Omniab, Inc. (NASDAQ Exchange)(a)(b)(c)	367	—
TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.17%(d)	460,009	460,009
TOTAL MONEY MARKET FUND (COST $460,009)		460,009

TOTAL INVESTMENTS (COST $170,280,365) - 100.0%		168,583,364

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(58,718)
NET ASSETS - 100.0%		$168,524,646

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2025

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of year end.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of April 30, 2025 is disclosed.

N.V. — Naamloze Vennootschap
NASDAQ — National Association of Securities Dealers Automated Quotation
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2025

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $96,722,113, $111,241,462 and $338,450,129, respectively)	$93,093,352	$114,027,818	$390,451,949
Cash	—	31,421	—
Cash held at broker as collateral for short positions	—	93,903,948	—
Interest and dividend receivable	62,841	356,381	884,782
Receivable for investments sold	1,335,187	447,455	—
Receivable for capital shares issued	59,917	83,562	262,485
Reclaims receivable	—	—	148,967
Prepaid expenses and other assets	7,614	6,296	16,800
Total assets	94,558,911	208,856,881	391,764,983
Liabilities:
Due to custodian	1,017,447	—	28,682
Payable for investments purchased	14,511	577,265	—
Payable for capital shares redeemed	49,031	141,416	344,486
Short positions at fair value (proceeds $0, $100,956,492 and $0, respectively)	—	93,844,418	—
Written options at fair value (premiums received $1,877,939, $0 and $0, respectively)	3,257,548	—	—
Accrued expenses and other payables:
Investment advisory fees	20,944	93,179	191,830
Chief compliance officer fees	—	—	23
Administration fees	5,463	6,988	23,020
Distribution fees - Class A	1,323	1,145	3,872
Distribution fees - Class C	2,153	—	956
Sub-accounting service fees - Class A	262	120	1,498
Sub-accounting service fees - Class C	83	—	127
Sub-accounting service fees - Institutional Class	6,505	6,552	21,769
Fund accounting and sub-administration fees	6,750	6,583	18,130
Transfer agent fees	1,875	1,250	2,500
Custodian fees	5,092	1,636	4,323
Directors fees	261	305	1,110
Printing fees	1,559	2,057	6,548
Professional fees	13,367	16,061	55,916
Other accrued liabilities	18,191	39,957	21,641
Total liabilities	4,422,365	94,738,932	726,431
Commitments and contingent liabilities (Note 4)
Net Assets	$90,136,546	$114,117,949	$391,038,552
Composition of Net Assets:
Capital (par value and paid-in surplus)	96,228,689	110,494,231	328,207,232
Total distributable earnings/(accumulated deficit)	(6,092,143)	3,623,718	62,831,320
Net Assets	$90,136,546	$114,117,949	$391,038,552
Class A
Net Assets	$6,688,908	$5,368,700	$19,360,676
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	903,713	190,977	577,654
Net asset value and redemption price per share(a)	7.40	28.11	33.52
Maximum offering price per share(b)	7.85	29.82	35.56
Class C(c)
Net Assets	$1,628,910	—	$929,372
Shares authorized	15,000,000	—	15,000,000
Shares issued and outstanding ($0.001 par value)	223,512	—	26,261
Net asset value, offering and redemption price per share(a)	7.29	—	35.39
Class R6
Net Assets	—	—	$9,305,695
Shares authorized	—	—	16,000,000
Shares issued and outstanding ($0.001 par value)	—	—	299,797
Net asset value, offering and redemption price per share(a)	—	—	31.04
Institutional Class
Net Assets	$81,818,728	$108,749,249	$361,442,809
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	10,862,256	3,856,525	10,750,728
Net asset value, offering and redemption price per share(a)	7.53	28.20	33.62
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 5.75%.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2025

(c)	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on shared redeemed within twelve months of purchase for Class C shares.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2025

	Steward International Enhanced Index Fund	Steward Large Cap Core Fund	Steward Large Cap Growth Fund
Assets:
Investments, at value (cost $197,570,530, $141,226,159 and $169,321,895, respectively)	$210,245,429	$151,910,472	$180,552,950
Cash	6	—	—
Interest and dividend receivable	730,979	92,276	26,853
Receivable for investments sold	—	92,790	453,979
Receivable for capital shares issued	153,436	326,291	114,377
Reclaims receivable	248,464	—	—
Prepaid expenses and other assets	11,757	7,962	8,586
Total assets	211,390,071	152,429,791	181,156,745
Liabilities:
Payable for investments purchased	—	—	338,952
Payable for capital shares redeemed	227,575	16,928	3,971
Accrued expenses and other payables:
Investment advisory fees	59,983	11,954	13,723
Chief compliance officer fees	95	—	—
Administration fees	12,325	8,827	10,376
Distribution fees - Class A	434	596	311
Sub-accounting service fees - Class A	142	201	123
Sub-accounting service fees - Institutional Class	9,966	5,334	7,317
Fund accounting and sub-administration fees	9,695	7,976	9,558
Transfer agent fees	1,875	1,875	1,250
Custodian fees	1,920	1,931	2,036
Directors fees	619	400	476
Printing fees	3,358	2,417	3,099
Professional fees	33,328	21,212	24,963
Other accrued liabilities	15,478	11,499	15,021
Total liabilities	376,793	91,150	431,176
Commitments and contingent liabilities (Note 4)
Net Assets	$211,013,278	$152,338,641	$180,725,569
Composition of Net Assets:
Capital (par value and paid-in surplus)	194,256,858	135,994,358	160,101,715
Total distributable earnings	16,756,420	16,344,283	20,623,854
Net Assets	$211,013,278	$152,338,641	$180,725,569
Class A
Net Assets	$2,316,045	$2,688,381	$1,681,349
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	98,679	94,453	59,308
Net asset value and redemption price per share(a)	23.47	28.46	28.35
Maximum offering price per share(b)	24.90	30.20	30.08
Class R6
Net Assets	$7,774,321	$8,161,261	—
Shares authorized	16,000,000	16,000,000	—
Shares issued and outstanding ($0.001 par value)	422,866	290,528	—
Net asset value, offering and redemption price per share(a)	18.38	28.09	—
Institutional Class
Net Assets	$200,922,912	$141,488,999	$179,044,220
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	8,600,936	4,960,854	6,296,588
Net asset value, offering and redemption price per share(a)	23.36	28.52	28.44
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 5.75%.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2025

	Steward Large Cap Value Fund	Steward Select Bond Fund
Assets:
Investments, at value (cost $77,958,378 and $198,863,277, respectively)	$82,322,047	$189,996,203
Interest and dividend receivable	111,979	2,028,676
Receivable for capital shares issued	39,291	67,414
Prepaid expenses and other assets	5,687	8,885
Total assets	82,479,004	192,101,178
Liabilities:
Payable for investments purchased	30,620	—
Payable for capital shares redeemed	1,409	21,699
Accrued expenses and other payables:
Investment advisory fees	14,353	49,750
Chief compliance officer fees	29	9
Administration fees	4,701	11,845
Distribution fees - Class A	309	485
Sub-accounting service fees - Class A	77	187
Sub-accounting service fees - Institutional Class	1,763	7,718
Fund accounting and sub-administration fees	6,583	10,559
Transfer agent fees	1,250	1,250
Custodian fees	710	2,409
Directors fees	212	568
Printing fees	1,585	3,387
Professional fees	11,157	28,179
Other accrued liabilities	6,407	12,937
Total liabilities	81,165	150,982
Commitments and contingent liabilities (Note 4)
Net Assets	$82,397,839	$191,950,196
Composition of Net Assets:
Capital (par value and paid-in surplus)	74,896,506	206,150,483
Total distributable earnings/(accumulated deficit)	7,501,333	(14,200,287)
Net Assets	$82,397,839	$191,950,196
Class A
Net Assets	$1,043,852	$2,309,153
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	38,342	102,423
Net asset value and redemption price per share(a)	27.23	22.55
Maximum offering price per share(b)	28.89	23.43
Institutional Class
Net Assets	$81,353,987	$189,641,043
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	2,979,131	8,456,205
Net asset value, offering and redemption price per share(a)	27.31	22.43
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 5.75 % and 3.75% for Steward Large Cap Value Fund and Steward Select Bond Fund, respectively.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2025

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Assets:
Investments, at value (cost $191,412,112 and $170,280,365, respectively)	$248,147,460	$168,583,364
Interest and dividend receivable	126,209	47,740
Receivable for investments sold	1,971,395	—
Receivable for capital shares issued	124,731	84,965
Prepaid expenses and other assets	11,097	11,593
Total assets	250,380,892	168,727,662
Liabilities:
Due to custodian	1,422,517	—
Payable for investments purchased	46,737	—
Payable for capital shares redeemed	351,247	76,905
Accrued expenses and other payables:
Investment advisory fees	42,329	29,471
Administration fees	14,766	10,281
Distribution fees - Class A	2,757	7,717
Sub-accounting service fees - Class A	606	2,169
Sub-accounting service fees - Institutional Class	12,205	11,523
Fund accounting and sub-administration fees	13,636	12,786
Transfer agent fees	1,875	1,875
Custodian fees	3,099	4,172
Directors fees	722	549
Printing fees	3,972	3,121
Professional fees	38,478	29,284
Other accrued liabilities	14,117	13,163
Total liabilities	1,969,063	203,016
Commitments and contingent liabilities (Note 4)
Net Assets	$248,411,829	$168,524,646
Composition of Net Assets:
Capital (par value and paid-in surplus)	190,245,764	165,401,678
Total distributable earnings	58,166,065	3,122,968
Net Assets	$248,411,829	$168,524,646
Class A
Net Assets	$13,910,704	$35,985,476
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	425,816	3,234,419
Net asset value and redemption price per share(a)	32.67	11.13
Maximum offering price per share(b)	34.66	11.81
Class R6
Net Assets	$5,136,517	$1,189,468
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	201,015	119,979
Net asset value, offering and redemption price per share(a)	25.55	9.91
Institutional Class
Net Assets	$229,364,608	$131,349,702
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	7,056,628	11,435,183
Net asset value, offering and redemption price per share(a)	32.50	11.49
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 5.75%.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2025

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Investment Income:
Dividends (net of foreign witholding tax of $0, $687 and $657,903, respectively)	$1,391,320	$2,136,846	$12,486,957
Rebates on short sales, net of fees	—	3,865,325	—
Total investment income	1,391,320	6,002,171	12,486,957
Expenses:
Investment advisory fees	566,143	1,041,307	2,382,308
Dividends on securities sold short	—	775,359	—
Administration fees	67,938	78,099	285,879
Distribution fees - Class A	13,786	16,973	46,857
Distribution fees - Class C	15,251	—	9,865
Sub-accounting services fees - Class A	3,297	5,664	22,034
Sub-accounting services fees - Class C	1,747	—	1,207
Sub-accounting services fees - Institutional Class	109,894	119,321	405,170
Fund accounting and sub-administration fees	82,000	80,166	222,559
Transfer agent fees	22,500	15,000	30,000
Custodian fees	55,510	19,743	62,780
Registration fees	59,622	44,240	78,501
Directors fees	18,967	21,014	79,878
Professional fees	30,416	35,219	129,054
Printing fees	9,192	14,179	34,081
Chief compliance officer fees	9,822	11,369	41,853
Principal financial officer fees	9,015	9,617	21,513
Miscellaneous fees	34,516	38,812	53,485
Total expenses	1,109,616	2,326,082	3,907,024
Fees waived by the Adviser	(174,705)	—	—
Net expenses	934,911	2,326,082	3,907,024
Net investment income/(loss)	456,409	3,676,089	8,579,933
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	6,098,161	6,135,003	17,483,339
Net realized loss on investment securities sold short	—	(10,714,292)	—
Net realized gains on options transactions	7,083,180	—	—
Change in unrealized appreciation/(depreciation) on investment transactions	(6,432,629)	(4,617,232)	8,520,098
Change in unrealized appreciation on investment securities sold short	—	5,292,141	—
Change in unrealized depreciation on options transactions	(856,542)	—	—
Net realized and unrealized gains/(losses) from investment transactions and options transactions	5,892,170	(3,904,380)	26,003,437
Change in net assets resulting from operations	$6,348,579	$(228,291)	$34,583,370
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2025

	Steward International Enhanced Index Fund	Steward Large Cap Core Fund	Steward Large Cap Growth Fund
Investment Income:
Dividends (net of foreign witholding tax of $624,067, $0 and $0, respectively)	$6,200,127	$2,007,382	$1,501,837
Total investment income	6,200,127	2,007,382	1,501,837
Expenses:
Investment advisory fees	753,598	687,703	836,365
Administration fees	154,850	103,156	125,456
Distribution fees - Class A	5,073	4,678	2,858
Sub-accounting services fees - Class A	2,565	2,630	1,472
Sub-accounting services fees - Institutional Class	227,561	143,287	178,432
Fund accounting and sub-administration fees	127,136	93,258	103,742
Transfer agent fees	22,500	22,500	15,000
Custodian fees	32,781	25,688	24,982
Registration fees	61,785	54,744	42,742
Directors fees	44,087	27,748	33,860
Professional fees	74,906	46,624	54,827
Printing fees	14,689	12,800	12,889
Chief compliance officer fees	23,261	15,041	18,002
Principal financial officer fees	14,097	11,062	12,247
Miscellaneous fees	35,692	23,163	28,331
Total expenses	1,594,581	1,274,082	1,491,205
Fees waived by the Adviser	—	(237,849)	(233,799)
Net expenses	1,594,581	1,036,233	1,257,406
Net investment income/(loss)	4,605,546	971,149	244,431
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	27,835,944	11,682,262	22,436,704
Change in unrealized depreciation on investment transactions	(2,894,284)	(357,605)	(5,850,667)
Net realized and unrealized gains from investment transactions	24,941,660	11,324,657	16,586,037
Change in net assets resulting from operations	$29,547,206	$12,295,806	$16,830,468
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2025

	Steward Large Cap Value Fund	Steward Select Bond Fund
Investment Income:
Dividends (net of foreign witholding tax of $1,591 and $0, respectively)	$1,584,240	$231,032
Interest	—	7,260,071
Total investment income	1,584,240	7,491,103
Expenses:
Investment advisory fees	352,383	628,955
Administration fees	52,858	149,752
Distribution fees - Class A	1,991	5,921
Sub-accounting services fees - Class A	950	2,760
Sub-accounting services fees - Institutional Class	78,656	215,550
Fund accounting and sub-administration fees	80,166	124,772
Transfer agent fees	15,000	15,000
Custodian fees	16,706	30,682
Registration fees	42,458	55,422
Directors fees	14,603	41,871
Professional fees	25,249	66,316
Printing fees	6,784	14,196
Chief compliance officer fees	7,850	21,986
Principal financial officer fees	8,206	13,698
Miscellaneous fees	13,889	29,199
Total expenses	717,749	1,416,080
Fees waived by the Adviser	(187,185)	—
Net expenses	530,564	1,416,080
Net investment income/(loss)	1,053,676	6,075,023
Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions	9,455,845	(2,414,847)
Change in unrealized appreciation/(depreciation) on investment transactions	(3,711,977)	8,896,821
Net realized and unrealized gains from investment transactions	5,743,868	6,481,974
Change in net assets resulting from operations	$6,797,544	$12,556,997
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2025

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Investment Income:
Dividends (net of foreign witholding tax of $1,040 and $1,365, respectively)	$3,310,567	$2,954,890
Interest	—	4
Total investment income	3,310,567	2,954,894
Expenses:
Investment advisory fees	543,761	427,535
Administration fees	189,686	149,142
Distribution fees - Class A	31,248	106,287
Sub-accounting services fees - Class A	13,410	25,354
Sub-accounting services fees - Institutional Class	271,231	178,913
Fund accounting and sub-administration fees	154,221	129,684
Transfer agent fees	22,500	22,500
Custodian fees	45,577	50,623
Registration fees	66,601	67,084
Directors fees	53,365	42,267
Professional fees	92,720	68,165
Printing fees	16,891	18,339
Chief compliance officer fees	28,046	21,346
Principal financial officer fees	15,993	13,657
Miscellaneous fees	32,923	29,112
Total expenses	1,578,173	1,350,008
Net investment income/(loss)	1,732,394	1,604,886
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	13,594,103	12,168,448
Change in unrealized appreciation/(depreciation) on investment transactions	10,208,951	(16,943,259)
Net realized and unrealized gains/(losses) from investment transactions	23,803,054	(4,774,811)
Change in net assets resulting from operations	$25,535,448	$(3,169,925)
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD COVERED CALL INCOME FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$456,409	$579,724
Net realized gain from investment transactions and option transactions	13,181,341	7,459,180
Net change in unrealized appreciation/(depreciation) on investments, and option transactions	(7,289,171)	2,541,823
Change in net assets resulting from operations	6,348,579	10,580,727
Distributions to shareholders from:
Class A	(735,168)	(229,264)
Class C	(184,821)	(130,134)
Class R6(a)	—	(1,426)
Institutional Class	(10,423,832)	(7,439,705)
Total distributions to shareholders	(11,343,821)	(7,800,529)
Capital Transactions:
Class A
Proceeds from shares issued	3,544,671	2,638,514
Dividends reinvested	717,096	223,746
Cost of shares redeemed	(444,357)	(289,103)
Change in Class A from capital transactions	3,817,410	2,573,157
Class C
Proceeds from shares issued	479,747	530,753
Dividends reinvested	173,163	114,210
Cost of shares redeemed	(332,506)	(388,215)
Change in Class C from capital transactions	320,404	256,748
Class R6(a)
Proceeds from shares issued	—	9,977
Dividends reinvested	—	1,426
Cost of shares redeemed	—	(15,021)
Change in Class R6 from capital transactions	—	(3,618)
Institutional Class
Proceeds from shares issued	23,419,504	28,901,058
Dividends reinvested	10,416,575	7,436,646
Cost of shares redeemed	(21,670,505)	(18,701,865)
Change in Institutional Class from capital transactions	12,165,574	17,635,839
Change in net assets from capital transactions	16,303,388	20,462,126
Change in net assets	11,308,146	23,242,324
Net Assets:
Beginning of period	78,828,400	55,586,076
End of period	$90,136,546	$78,828,400
Shares Transactions:
Class A
Issued	440,129	338,114
Reinvested	91,486	29,367
Redeemed	(56,222)	(37,605)
Change in Class A	475,393	329,876
Class C
Issued	60,535	68,822
Reinvested	22,364	15,129
Redeemed	(41,941)	(49,607)
Change in Class C	40,958	34,344
Class R6(a)
Issued	—	1,278
Reinvested	—	185
Redeemed	—	(1,896)
Change in Class R6	—	(433)
Institutional Class
Issued	2,888,052	3,685,138
Reinvested	1,305,336	963,168
Redeemed	(2,710,593)	(2,381,881)
Change in Institutional Class	1,482,795	2,266,425
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD EQUITY MARKET NEUTRAL FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$3,676,089	$3,051,165
Net realized loss from investment transactions and investment securities sold short	(4,579,289)	(752,560)
Net change in unrealized appreciation on investments	674,909	5,237,580
Change in net assets resulting from operations	(228,291)	7,536,185
Distributions to shareholders from:
Class A	(155,895)	(361,951)
Institutional Class	(3,976,840)	(3,017,409)
Total distributions to shareholders	(4,132,735)	(3,379,360)
Capital Transactions:
Class A
Proceeds from shares issued	4,068,717	4,705,946
Dividends reinvested	128,583	358,431
Cost of shares redeemed	(5,660,791)	(4,780,659)
Change in Class A from capital transactions	(1,463,491)	283,718
Institutional Class
Proceeds from shares issued	59,456,018	46,073,208
Dividends reinvested	3,804,888	2,846,007
Cost of shares redeemed	(27,133,753)	(45,931,161)
Change in Institutional Class from capital transactions	36,127,153	2,988,054
Change in net assets from capital transactions	34,663,662	3,271,772
Change in net assets	30,302,636	7,428,597
Net Assets:
Beginning of period	83,815,313	76,386,716
End of period	$114,117,949	$83,815,313
Shares Transactions:
Class A
Issued	141,752	163,650
Reinvested	4,698	13,072
Redeemed	(198,454)	(171,317)
Change in Class A	(52,004)	5,405
Institutional Class
Issued	2,070,573	1,599,010
Reinvested	138,662	103,266
Redeemed	(954,743)	(1,600,381)
Change in Institutional Class	1,254,492	101,895
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$8,579,933	$9,860,166
Net realized gain from investment transactions	17,483,339	9,333,154
Net change in unrealized appreciation on investments	8,520,098	30,474,667
Change in net assets resulting from operations	34,583,370	49,667,987
Distributions to shareholders from:
Class A	(899,367)	(456,836)
Class C	(39,860)	(17,507)
Class R6	(190,194)	(12,212)
Institutional Class	(17,774,112)	(9,385,696)
Total distributions to shareholders	(18,903,533)	(9,872,251)
Capital Transactions:
Class A
Proceeds from shares issued	3,595,321	2,933,743
Dividends reinvested	810,621	424,764
Cost of shares redeemed	(3,472,038)	(6,006,447)
Change in Class A from capital transactions	933,904	(2,647,940)
Class C
Proceeds from shares issued	130,195	69,304
Dividends reinvested	38,323	17,032
Cost of shares redeemed	(262,758)	(266,008)
Change in Class C from capital transactions	(94,240)	(179,672)
Class R6
Proceeds from shares issued	9,413,069	261,211
Dividends reinvested	190,194	12,212
Cost of shares redeemed	(756,168)	(90,419)
Change in Class R6 from capital transactions	8,847,095	183,004
Institutional Class
Proceeds from shares issued	80,023,023	81,754,266
Dividends reinvested	17,465,855	9,037,839
Cost of shares redeemed	(94,464,423)	(118,930,888)
Change in Institutional Class from capital transactions	3,024,455	(28,138,783)
Change in net assets from capital transactions	12,711,214	(30,783,391)
Change in net assets	28,391,051	9,012,345
Net Assets:
Beginning of period	362,647,501	353,635,156
End of period	$391,038,552	$362,647,501
Shares Transactions:
Class A
Issued	106,018	97,374
Reinvested	24,643	14,005
Redeemed	(102,406)	(194,123)
Change in Class A	28,255	(82,744)
Class C
Issued	3,584	2,200
Reinvested	1,105	534
Redeemed	(7,424)	(8,573)
Change in Class C	(2,735)	(5,839)
Class R6
Issued	299,805	9,112
Reinvested	6,241	431
Redeemed	(24,442)	(3,131)
Change in Class R6	281,604	6,412
Institutional Class
Issued	2,366,883	2,701,481
Reinvested	529,146	297,310
Redeemed	(2,778,707)	(3,939,008)
Change in Institutional Class	117,322	(940,217)
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$4,605,546	$4,796,659
Net realized gain from investment transactions	27,835,944	11,629,199
Net change in unrealized appreciation/(depreciation) on investments	(2,894,284)	12,601,663
Change in net assets resulting from operations	29,547,206	29,027,521
Distributions to shareholders from:
Class A	(281,724)	(81,198)
Class C(a)	—	(242)
Class R6	(460,442)	(45,683)
Institutional Class	(30,402,743)	(9,162,834)
Total distributions to shareholders	(31,144,909)	(9,289,957)
Capital Transactions:
Class A
Proceeds from shares issued	984,168	693,388
Dividends reinvested	273,085	78,078
Cost of shares redeemed	(1,036,196)	(3,009,493)
Change in Class A from capital transactions	221,057	(2,238,027)
Class C(a)
Proceeds from shares issued	—	10
Dividends reinvested	—	243
Cost of shares redeemed	—	(5,194)
Change in Class C from capital transactions	—	(4,941)
Class R6
Proceeds from shares issued	6,918,630	691,270
Dividends reinvested	460,442	45,682
Cost of shares redeemed	(671,769)	(191,144)
Change in Class R6 from capital transactions	6,707,303	545,808
Institutional Class
Proceeds from shares issued	45,998,762	45,391,927
Dividends reinvested	29,463,333	8,904,051
Cost of shares redeemed	(85,099,653)	(72,281,009)
Change in Institutional Class from capital transactions	(9,637,558)	(17,985,031)
Change in net assets from capital transactions	(2,709,198)	(19,682,191)
Change in net assets	(4,306,901)	55,373
Net Assets:
Beginning of period	215,320,179	215,264,806
End of period	$211,013,278	$215,320,179
Shares Transactions:
Class A
Issued	42,334	30,132
Reinvested	12,863	3,389
Redeemed	(42,648)	(131,129)
Change in Class A	12,549	(97,608)
Class C(a)
Reinvested	—	13
Redeemed	—	(271)
Change in Class C	—	(258)
Class R6
Issued	372,648	35,868
Reinvested	27,721	2,429
Redeemed	(35,585)	(10,145)
Change in Class R6	364,784	28,152
Institutional Class
Issued	1,907,800	1,982,040
Reinvested	1,395,705	388,145
Redeemed	(3,532,109)	(3,067,617)
Change in Institutional Class	(228,604)	(697,432)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP CORE FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$971,149	$651,879
Net realized gain from investment transactions	11,682,262	5,432,798
Net change in unrealized appreciation/(depreciation) on investments	(357,605)	10,436,467
Change in net assets resulting from operations	12,295,806	16,521,144
Distributions to shareholders from:
Class A	(24,048)	(2,150)
Class R6	(60,330)	—
Institutional Class	(1,931,654)	(664,475)
Total distributions to shareholders	(2,016,032)	(666,625)
Capital Transactions:
Class A
Proceeds from shares issued	1,654,080	850,168
Dividends reinvested	23,739	2,109
Cost of shares redeemed	(269,970)	(200,968)
Change in Class A from capital transactions	1,407,849	651,309
Class R6
Proceeds from shares issued	8,790,585	10,000
Dividends reinvested	60,329	—
Cost of shares redeemed	(430,770)	—
Change in Class R6 from capital transactions	8,420,144	10,000
Institutional Class
Proceeds from shares issued	51,219,921	40,907,374
Dividends reinvested	1,869,838	653,318
Cost of shares redeemed	(26,993,488)	(30,790,202)
Change in Institutional Class from capital transactions	26,096,271	10,770,490
Change in net assets from capital transactions	35,924,264	11,431,799
Change in net assets	46,204,038	27,286,318
Net Assets:
Beginning of period	106,134,603	78,848,285
End of period	$152,338,641	$106,134,603
Shares Transactions:
Class A
Issued	56,027	32,231
Reinvested	778	84
Redeemed	(9,128)	(8,399)
Change in Class A	47,677	23,916
Class R6
Issued	302,939	385
Reinvested	2,006	—
Redeemed	(14,802)	—
Change in Class R6	290,143	385
Institutional Class
Issued	1,781,737	1,637,538
Reinvested	61,226	25,956
Redeemed	(913,635)	(1,276,066)
Change in Institutional Class	929,328	387,428
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP GROWTH FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$244,431	$293,774
Net realized gain from investment transactions	22,436,704	5,870,228
Net change in unrealized appreciation/(depreciation) on investments	(5,850,667)	15,811,016
Change in net assets resulting from operations	16,830,468	21,975,018
Distributions to shareholders from:
Class A	(89,896)	(211)
Institutional Class	(11,294,020)	(359,935)
Total distributions to shareholders	(11,383,916)	(360,146)
Capital Transactions:
Class A
Proceeds from shares issued	1,223,683	330,406
Dividends reinvested	88,545	205
Cost of shares redeemed	(192,047)	(129,687)
Change in Class A from capital transactions	1,120,181	200,924
Institutional Class
Proceeds from shares issued	70,731,064	59,221,557
Dividends reinvested	11,288,690	359,066
Cost of shares redeemed	(35,141,426)	(28,997,921)
Change in Institutional Class from capital transactions	46,878,328	30,582,702
Change in net assets from capital transactions	47,998,509	30,783,626
Change in net assets	53,445,061	52,398,498
Net Assets:
Beginning of period	127,280,508	74,882,010
End of period	$180,725,569	$127,280,508
Shares Transactions:
Class A
Issued	40,035	12,249
Reinvested	2,862	8
Redeemed	(6,269)	(5,378)
Change in Class A	36,628	6,879
Institutional Class
Issued	2,366,922	2,287,170
Reinvested	364,034	14,164
Redeemed	(1,158,745)	(1,181,544)
Change in Institutional Class	1,572,211	1,119,790
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP VALUE FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$1,053,676	$1,148,329
Net realized gain from investment transactions	9,455,845	4,823,663
Net change in unrealized appreciation/(depreciation) on investments	(3,711,977)	7,480,024
Change in net assets resulting from operations	6,797,544	13,452,016
Distributions to shareholders from:
Class A	(71,720)	(7,559)
Institutional Class	(5,399,092)	(1,071,617)
Total distributions to shareholders	(5,470,812)	(1,079,176)
Capital Transactions:
Class A
Proceeds from shares issued	524,943	109,225
Dividends reinvested	68,448	7,111
Cost of shares redeemed	(178,125)	(213,908)
Change in Class A from capital transactions	415,266	(97,572)
Institutional Class
Proceeds from shares issued	33,915,143	19,990,994
Dividends reinvested	5,388,884	1,070,079
Cost of shares redeemed	(28,154,418)	(27,094,976)
Change in Institutional Class from capital transactions	11,149,609	(6,033,903)
Change in net assets from capital transactions	11,564,875	(6,131,475)
Change in net assets	12,891,607	6,241,365
Net Assets:
Beginning of period	69,506,232	63,264,867
End of period	$82,397,839	$69,506,232
Shares Transactions:
Class A
Issued	17,481	4,218
Reinvested	2,444	282
Redeemed	(6,321)	(8,041)
Change in Class A	13,604	(3,541)
Institutional Class
Issued	1,204,578	805,906
Reinvested	191,980	42,396
Redeemed	(993,315)	(1,032,706)
Change in Institutional Class	403,243	(184,404)
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$6,075,023	$4,200,209
Net realized loss from investment transactions	(2,414,847)	(525,630)
Net change in unrealized appreciation/(depreciation) on investments	8,896,821	(3,102,382)
Change in net assets resulting from operations	12,556,997	572,197
Distributions to shareholders from:
Class A	(63,745)	(50,689)
Class C(a)	—	(1,581)
Class R6(a)	—	(19)
Institutional Class	(5,820,555)	(3,873,605)
Total distributions to shareholders	(5,884,300)	(3,925,894)
Capital Transactions:
Class A
Proceeds from shares issued	152,044	331,334
Dividends reinvested	62,209	49,628
Cost of shares redeemed	(380,167)	(671,975)
Change in Class A from capital transactions	(165,914)	(291,013)
Class C(a)
Proceeds from shares issued	—	26,019
Dividends reinvested	—	1,581
Cost of shares redeemed	—	(154,709)
Change in Class C from capital transactions	—	(127,109)
Class R6(a)
Dividends reinvested	—	19
Cost of shares redeemed	—	(926)
Change in Class R6 from capital transactions	—	(907)
Institutional Class
Proceeds from shares issued	37,138,546	70,527,391
Dividends reinvested	5,687,182	3,805,962
Cost of shares redeemed	(50,592,321)	(32,487,108)
Change in Institutional Class from capital transactions	(7,766,593)	41,846,245
Change in net assets from capital transactions	(7,932,507)	41,427,216
Change in net assets	(1,259,810)	38,073,519
Net Assets:
Beginning of period	193,210,006	155,136,487
End of period	$191,950,196	$193,210,006
Shares Transactions:
Class A
Issued	6,752	15,124
Reinvested	2,782	2,265
Redeemed	(17,054)	(30,856)
Change in Class A	(7,520)	(13,467)
Class C(a)
Issued	—	1,063
Reinvested	—	63
Redeemed	—	(6,284)
Change in Class C	—	(5,158)
Class R6(a)
Reinvested	—	—
Redeemed	—	(38)
Change in Class R6	—	(38)
Institutional Class
Issued	1,671,427	3,238,305
Reinvested	255,826	174,441
Redeemed	(2,288,354)	(1,491,073)
Change in Institutional Class	(361,101)	1,921,673
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED LARGE CAP FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$1,732,394	$2,083,130
Net realized gain from investment transactions	13,594,103	11,494,007
Net change in unrealized appreciation on investments	10,208,951	31,515,671
Change in net assets resulting from operations	25,535,448	45,092,808
Distributions to shareholders from:
Class A	(945,006)	(337,874)
Class C(a)	—	(3,687)
Class R6	(220,177)	(42,251)
Institutional Class	(19,139,855)	(8,300,627)
Total distributions to shareholders	(20,305,038)	(8,684,439)
Capital Transactions:
Class A
Proceeds from shares issued	6,298,782	2,104,060
Dividends reinvested	915,309	320,173
Cost of shares redeemed	(3,992,110)	(3,098,138)
Change in Class A from capital transactions	3,221,981	(673,905)
Class C(a)
Proceeds from shares issued	—	126,745
Dividends reinvested	—	3,687
Cost of shares redeemed	—	(175,913)
Change in Class C from capital transactions	—	(45,481)
Class R6
Proceeds from shares issued	5,069,328	664,164
Dividends reinvested	220,177	42,251
Cost of shares redeemed	(1,005,352)	(355,277)
Change in Class R6 from capital transactions	4,284,153	351,138
Institutional Class
Proceeds from shares issued	39,362,044	39,867,613
Dividends reinvested	18,991,571	8,142,132
Cost of shares redeemed	(54,302,450)	(62,666,648)
Change in Institutional Class from capital transactions	4,051,165	(14,656,903)
Change in net assets from capital transactions	11,557,299	(15,025,151)
Change in net assets	16,787,709	21,383,218
Net Assets:
Beginning of period	231,624,120	210,240,902
End of period	$248,411,829	$231,624,120
Shares Transactions:
Class A
Issued	182,876	70,417
Reinvested	26,654	10,640
Redeemed	(117,723)	(104,048)
Change in Class A	91,807	(22,991)
Class C(a)
Issued	—	5,534
Reinvested	—	161
Redeemed	—	(7,417)
Change in Class C	—	(1,722)
Class R6
Issued	190,242	27,775
Reinvested	8,206	1,759
Redeemed	(36,732)	(14,720)
Change in Class R6	161,716	14,814
Institutional Class
Issued	1,138,702	1,341,638
Reinvested	556,285	272,130
Redeemed	(1,574,183)	(2,054,799)
Change in Institutional Class	120,804	(441,031)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$1,604,886	$1,658,682
Net realized gain from investment transactions	12,168,448	7,981,715
Net change in unrealized appreciation/(depreciation) on investments	(16,943,259)	14,847,343
Change in net assets resulting from operations	(3,169,925)	24,487,740
Distributions to shareholders from:
Class A	(2,521,608)	(1,766,429)
Class C(a)	—	(2,132)
Class R6	(53,663)	(17,709)
Institutional Class	(9,421,624)	(6,082,214)
Total distributions to shareholders	(11,996,895)	(7,868,484)
Capital Transactions:
Class A
Proceeds from shares issued	1,730,885	1,588,435
Dividends reinvested	2,241,186	1,603,121
Cost of shares redeemed	(6,719,305)	(7,056,865)
Change in Class A from capital transactions	(2,747,234)	(3,865,309)
Class C(a)
Proceeds from shares issued	—	35,582
Dividends reinvested	—	2,132
Cost of shares redeemed	—	(51,696)
Change in Class C from capital transactions	—	(13,982)
Class R6
Proceeds from shares issued	1,016,681	101,243
Dividends reinvested	53,663	17,709
Cost of shares redeemed	(140,005)	(69,556)
Change in Class R6 from capital transactions	930,339	49,396
Institutional Class
Proceeds from shares issued	67,230,823	29,018,468
Dividends reinvested	8,436,282	5,146,296
Cost of shares redeemed	(68,687,338)	(35,701,615)
Change in Institutional Class from capital transactions	6,979,767	(1,536,851)
Change in net assets from capital transactions	5,162,872	(5,366,746)
Change in net assets	(10,003,948)	11,252,510
Net Assets:
Beginning of period	178,528,594	167,276,084
End of period	$168,524,646	$178,528,594
Shares Transactions:
Class A
Issued	138,735	135,825
Reinvested	180,741	133,667
Redeemed	(540,727)	(615,300)
Change in Class A	(221,251)	(345,808)
Class C(a)
Issued	—	3,572
Reinvested	—	208
Redeemed	—	(4,987)
Change in Class C	—	(1,207)
Class R6
Issued	92,498	9,501
Reinvested	4,865	1,650
Redeemed	(13,228)	(6,709)
Change in Class R6	84,135	4,442
Institutional Class
Issued	5,158,131	2,434,774
Reinvested	659,600	417,719
Redeemed	(5,349,994)	(2,965,178)
Change in Institutional Class	467,737	(112,685)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

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STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Covered Call Income Fund
Class A
Year ended April 30, 2025	$7.79	$0.02 (d)	$0.59	$0.61
Year ended April 30, 2024	7.47	0.04 (d)	1.09	1.13
Year ended April 30, 2023	7.79	0.05 (d)	0.29	0.34
Year ended April 30, 2022	9.88	0.02 (d)	0.14	0.16
Year ended April 30, 2021	8.64	0.05 (d)	2.59	2.64
Class C
Year ended April 30, 2025	$7.71	$(0.04)(d)(f)	$0.59	$0.55
Year ended April 30, 2024	7.42	(0.01)(d)(f)	1.06	1.05
Year ended April 30, 2023	7.77	(0.01)(d)(f)	0.29	0.28
Year ended April 30, 2022	9.91	(0.05)(d)	0.12	0.07
Year ended April 30, 2021	8.70	(0.02)(d)(f)	2.60	2.58
Institutional Class
Year ended April 30, 2025	$7.90	$0.04 (d)	$0.60	$0.64
Year ended April 30, 2024	7.56	0.07 (d)	1.09	1.16
Year ended April 30, 2023	7.87	0.07 (d)	0.30	0.37
Year ended April 30, 2022	9.92	0.05 (d)	0.12	0.17
Year ended April 30, 2021	8.65	0.07 (d)	2.61	2.68
Steward Equity Market Neutral Fund
Class A
Year ended April 30, 2025	$29.29	$1.00 (d)	$(1.24)	$(0.24)
Year ended April 30, 2024	27.80	1.08 (d)	1.72	2.80
Year ended April 30, 2023	26.47	0.56 (d)	0.78 (h)	1.34
Period ended April 30, 2022(i)	25.00	(0.14)	1.61	1.47
Institutional Class
Year ended April 30, 2025	$29.48	$1.01 (d)	$(1.19)	$(0.18)
Year ended April 30, 2024	27.91	1.13 (d)	1.75	2.88
Year ended April 30, 2023	26.52	0.42 (d)	0.98 (h)	1.40
Period ended April 30, 2022(i)	25.00	(0.18)	1.70	1.52
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	During the year, additional fees were voluntary waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.34% higher.
(f)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g)
The ratio for the Steward Equity Market Neutral Fund includes the effect of dividend expense on securities sold short and brokerage expense on securities sold short, if applicable, which increased the ratio by 0.73% and 0.74% for Class A and Institutional Class, respectively, for the year ended April 30, 2025, 0.83% and 0.79% for
Class A and Institutional Class, respectively, for the year ended April 30, 2024, 0.36% and 0.52% for Class A and Institutional Class, respectively, for the year ended
April 30, 2023, and 1.56% and 1.39% for Class A and Institutional Class, respectively, for the period ended April 30, 2022.

(h)
The Adviser has reimbursed the Fund $2,372 for a procedural error.  The impact was deemed immaterial to net realized and unrealized gain/loss on investments and the Fund’s total return, representing less than $0.005 per share.

(i)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.07)	$(0.93)	$(1.00)	$7.40	7.68%	$6,689	1.38%	1.25%	0.28%	101%
(0.06)	(0.75)	(0.81)	7.79	15.52	3,336	1.42	1.25	0.51	111
(0.04)	(0.62)	(0.66)	7.47	5.08	735	1.80	1.25	0.69	73
(0.08)	(2.17)	(2.25)	7.79	(0.18)	93	2.37	1.25	0.21	130
(0.07)	(1.33)	(1.40)	9.88	32.27	11	2.42	1.25 (e)	0.51	156

$(0.04)	$(0.93)	$(0.97)	$7.29	6.97%	$1,629	2.18%	2.00%	(0.46)%	101%
(0.01)	(0.75)	(0.76)	7.71	14.48	1,408	2.24	2.00	(0.15)	111
(0.01)	(0.62)	(0.63)	7.42	4.10	1,101	2.51	2.00	(0.12)	73
(0.04)	(2.17)	(2.21)	7.77	(0.96)	202	2.82	2.00	(0.55)	130
(0.04)	(1.33)	(1.37)	9.91	31.33	195	2.96	2.00 (e)	(0.18)	156

$(0.08)	$(0.93)	$(1.01)	$7.53	7.94%	$81,819	1.20%	1.00%	0.54%	101%
(0.07)	(0.75)	(0.82)	7.90	15.79	74,084	1.25	1.00	0.84	111
(0.06)	(0.62)	(0.68)	7.56	5.41	53,747	1.51	1.00	0.93	73
(0.05)	(2.17)	(2.22)	7.87	(0.04)	22,952	1.61	1.00	0.46	130
(0.08)	(1.33)	(1.41)	9.92	32.73	36,186	2.00	1.00 (e)	0.75	156

$(0.87)	$(0.07)	$(0.94)	$28.11	(0.71)%	$5,369	2.41 (g)%	2.41 (g)%	3.49%	132%
(1.08)	(0.23)	(1.31)	29.29	10.40	7,118	2.55 (g)	2.55 (g)	3.77	151
—	(0.01)	(0.01)	27.80	5.07	6,605	2.21 (g)	2.21 (g)	2.04	160
—	—	—	26.47	5.88	342	3.81 (g)	3.81 (g)	(2.26)	111

$(1.03)	$(0.07)	$(1.10)	$28.20	(0.50)%	$108,749	2.22 (g)%	2.22 (g)%	3.53%	132%
(1.08)	(0.23)	(1.31)	29.48	10.64	76,697	2.30 (g)	2.30 (g)	3.95	151
—	(0.01)	(0.01)	27.91	5.28	69,782	2.12 (g)	2.12 (g)	1.52	160
—	—	—	26.52	6.08	26,082	3.11 (g)	3.11 (g)	(1.65)	111

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Global Equity Income Fund
Class A
Year ended April 30, 2025	$32.21	$0.68 (b)	$2.26	$2.94
Year ended April 30, 2024	28.82	0.75 (b)	3.41	4.16
Year ended April 30, 2023	32.19	0.82 (b)	(1.76)	(0.94)
Year ended April 30, 2022	37.39	0.50 (b)	(0.39)	0.11
Year ended April 30, 2021	26.39	0.53 (b)	11.40	11.93
Class C
Year ended April 30, 2025	$33.96	$0.45 (b)	$2.38	$2.83
Year ended April 30, 2024	30.45	0.55 (b)	3.52	4.07
Year ended April 30, 2023	33.94	0.62 (b)	(1.89)	(1.27)
Year ended April 30, 2022	39.17	0.23 (b)	(0.38)	(0.15)
Year ended April 30, 2021	27.65	0.32 (b)	11.92	12.24
Class R6
Year ended April 30, 2025	$29.94	$0.79 (b)	$2.05	$2.84
Year ended April 30, 2024	26.79	0.81 (b)	3.21	4.02
Year ended April 30, 2023	30.09	0.86 (b)	(1.64)	(0.78)
Year ended April 30, 2022	35.30	0.61 (b)	(0.36)	0.25
Year ended April 30, 2021	25.00	0.62 (b)	10.79	11.41
Institutional Class
Year ended April 30, 2025	$32.30	$0.77 (b)	$2.26	$3.03
Year ended April 30, 2024	28.86	0.83 (b)	3.45	4.28
Year ended April 30, 2023	32.23	0.89 (b)	(1.76)	(0.87)
Year ended April 30, 2022	37.46	0.60 (b)	(0.40)	0.20
Year ended April 30, 2021	26.48	0.62 (b)	11.45	12.07
Steward International Enhanced Index Fund
Class A
Year ended April 30, 2025	$24.11	$0.49 (b)	$2.69	$3.18
Year ended April 30, 2024	22.09	0.44 (b)	2.39	2.83
Year ended April 30, 2023	21.97	0.62 (b)	0.11	0.73
Year ended April 30, 2022	24.85	0.52 (b)	(2.41)	(1.89)
Year ended April 30, 2021	17.59	0.37 (b)	7.65	8.02
Class R6
Year ended April 30, 2025	$19.71	$0.50 (b)	$2.09	$2.59
Year ended April 30, 2024	18.31	0.43 (b)	1.99	2.42
Year ended April 30, 2023	18.33	0.58 (b)	0.08	0.66
Year ended April 30, 2022	20.91	0.51 (b)	(2.02)	(1.51)
Year ended April 30, 2021	14.95	0.36 (b)	6.50	6.86
Institutional Class
Year ended April 30, 2025	$24.02	$0.54 (b)	$2.69	$3.23
Year ended April 30, 2024	22.11	0.50 (b)	2.39	2.89
Year ended April 30, 2023	21.98	0.67 (b)	0.12	0.79
Year ended April 30, 2022	24.87	0.58 (b)	(2.42)	(1.84)
Year ended April 30, 2021	17.66	0.40 (b)	7.70	8.10
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Calculated based on average shares outstanding.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate(a)

$(0.68)	$(0.95)	$(1.63)	$33.52	9.28%	$19,361	1.26%	2.00%	37%
(0.77)	—	(0.77)	32.21	14.62	17,697	1.27	2.49	59
(0.75)	(1.68)	(2.43)	28.82	(2.67)	18,217	1.26	2.77	53
(0.56)	(4.75)	(5.31)	32.19	(0.20)	19,325	1.23	1.36	73
(0.48)	(0.45)	(0.93)	37.39	45.81	47,363	1.26	1.71	67

$(0.45)	$(0.95)	$(1.40)	$35.39	8.44%	$929	2.02%	1.26%	37%
(0.56)	—	(0.56)	33.96	13.50	985	2.03	1.73	59
(0.54)	(1.68)	(2.22)	30.45	(3.51)	1,061	2.04	1.98	53
(0.33)	(4.75)	(5.08)	33.94	(0.88)	812	1.96	0.59	73
(0.27)	(0.45)	(0.72)	39.17	44.75	3,885	1.98	0.95	67

$(0.79)	$(0.95)	$(1.74)	$31.04	9.66%	$9,306	0.91%	2.52%	37%
(0.87)	—	(0.87)	29.94	15.23	545	0.90	2.88	59
(0.84)	(1.68)	(2.52)	26.79	(2.25)	315	0.91	3.10	53
(0.71)	(4.75)	(5.46)	30.09	0.15	309	0.90	1.79	73
(0.66)	(0.45)	(1.11)	35.30	46.35	239	0.87	2.03	67

$(0.76)	$(0.95)	$(1.71)	$33.62	9.53%	$361,443	1.01%	2.26%	37%
(0.84)	—	(0.84)	32.30	15.03	343,421	1.01	2.75	59
(0.82)	(1.68)	(2.50)	28.86	(2.42)	334,042	1.02	2.98	53
(0.68)	(4.75)	(5.43)	32.23	0.02	275,163	0.99	1.65	73
(0.64)	(0.45)	(1.09)	37.46	46.24	293,352	0.98	1.95	67

$(0.59)	$(3.23)	$(3.82)	$23.47	14.86%	$2,316	1.03%	1.99%	75%
(0.61)	(0.20)	(0.81)	24.11	12.97	2,076	1.04	1.89	19
(0.36)	(0.25)	(0.61)	22.09	3.55	4,058	1.04	2.94	18
(0.38)	(0.61)	(0.99)	21.97	(7.86)	5,159	0.99	2.08	14
(0.25)	(0.51)	(0.76)	24.85	46.20	8,721	1.00	1.81	14

$(0.69)	$(3.23)	$(3.92)	$18.38	15.27%	$7,774	0.66%	2.63%	75%
(0.82)	(0.20)	(1.02)	19.71	13.46	1,145	0.66	2.27	19
(0.43)	(0.25)	(0.68)	18.31	3.92	548	0.67	3.29	18
(0.46)	(0.61)	(1.07)	18.33	(7.57)	606	0.66	2.45	14
(0.39)	(0.51)	(0.90)	20.91	46.71	635	0.64	1.98	14

$(0.66)	$(3.23)	$(3.89)	$23.36	15.17%	$200,923	0.77%	2.22%	75%
(0.78)	(0.20)	(0.98)	24.02	13.28	212,099	0.78	2.16	19
(0.41)	(0.25)	(0.66)	22.11	3.82	210,654	0.78	3.16	18
(0.44)	(0.61)	(1.05)	21.98	(7.67)	201,769	0.76	2.35	14
(0.38)	(0.51)	(0.89)	24.87	46.56	171,237	0.76	1.86	14

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Large Cap Core Fund
Class A
Year ended April 30, 2025	$25.99	$0.13 (d)	$2.72	$2.85
Year ended April 30, 2024	21.45	0.12 (d)	4.52	4.64
Year ended April 30, 2023	21.54	0.15 (d)	(0.07)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.05	(3.49)	(3.44)
Class R6
Year ended April 30, 2025	$25.66	$0.19 (d)	$2.70	$2.89
Period ended April 30, 2024(g)	26.00	—	(0.34)(e)	(0.34)
Institutional Class
Year ended April 30, 2025	$26.02	$0.21 (d)	$2.73	$2.94
Year ended April 30, 2024	21.50	0.18 (d)	4.53	4.71
Year ended April 30, 2023	21.56	0.21 (d)	(0.07)(e)	0.14
Period ended April 30, 2022(f)	25.00	0.07	(3.48)	(3.41)
Steward Large Cap Growth Fund
Class A
Year ended April 30, 2025	$26.77	$(0.04)(d)	$3.67 (e)	$3.63
Year ended April 30, 2024	20.63	0.02 (d)	6.13	6.15
Year ended April 30, 2023	20.65	0.06 (d)	(0.03)(e)	0.03
Period ended April 30, 2022(f)	25.00	— (d)(h)	(4.34)	(4.34)
Institutional Class
Year ended April 30, 2025	$26.81	$0.05 (d)	$3.67	$3.72
Year ended April 30, 2024	20.68	0.08 (d)	6.15	6.23
Year ended April 30, 2023	20.68	0.11 (d)	(0.03)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.02 (d)	(4.33)	(4.31)
Steward Large Cap Value Fund
Class A
Year ended April 30, 2025	$26.68	$0.36 (d)	$2.53	$2.89
Year ended April 30, 2024	22.62	0.33 (d)	4.01	4.34
Year ended April 30, 2023	22.89	0.30 (d)	(0.20)	0.10
Period ended April 30, 2022(f)	25.00	0.09	(2.15)	(2.06)
Institutional Class
Year ended April 30, 2025	$26.73	$0.43 (d)	$2.54	$2.97
Year ended April 30, 2024	22.69	0.40 (d)	4.00	4.40
Year ended April 30, 2023	22.92	0.37 (d)	(0.21)	0.16
Period ended April 30, 2022(f)	25.00	0.16	(2.19)	(2.03)
Steward Select Bond Fund
Class A
Year ended April 30, 2025	$21.76	$0.62 (d)	$0.77	$1.39
Year ended April 30, 2024	22.20	0.47 (d)	(0.48)	(0.01)
Year ended April 30, 2023	22.59	0.34 (d)	(0.40)	(0.06)
Year ended April 30, 2022	25.05	0.28	(2.46)	(2.18)
Year ended April 30, 2021	25.38	0.34 (d)	(0.33)	0.01
Institutional Class
Year ended April 30, 2025	$21.64	$0.68 (d)	$0.76	$1.44
Year ended April 30, 2024	22.08	0.53 (d)	(0.48)	0.05
Year ended April 30, 2023	22.45	0.38 (d)	(0.38)	—
Year ended April 30, 2022	24.90	0.32	(2.44)	(2.12)
Year ended April 30, 2021	25.28	0.39 (d)	(0.32)	0.07
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.
(g)	For the period April 24, 2024 (commencement of operations) through April 30, 2024.
(h)	Expressed as ‘‘—’’ as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.12)	$(0.26)	$(0.38)	$28.46	10.87%	$2,689	1.21%	1.00%	0.44%	82%
(0.10)	—	(0.10)	25.99	21.63	1,216	1.22	1.00	0.47	98
(0.17)	—	(0.17)	21.45	0.44	490	1.23	1.00	0.71	79
(0.02)	—	(0.02)	21.54	(13.81)	313	1.73	1.00	0.61	35

$(0.20)	$(0.26)	$(0.46)	$28.09	11.15%	$8,161	0.85%	0.75%	0.64%	82%
—	—	—	25.66	(1.31)	10	0.90	0.75	(2.27)	98

$(0.18)	$(0.26)	$(0.44)	$28.52	11.17%	$141,489	0.92%	0.75%	0.71%	82%
(0.19)	—	(0.19)	26.02	21.92	104,909	0.96	0.75	0.75	98
(0.20)	—	(0.20)	21.50	0.67	78,358	0.99	0.75	1.00	79
(0.03)	—	(0.03)	21.56	(13.67)	69,487	0.89	0.75	0.68	35

$(0.03)	$(2.02)	$(2.05)	$28.35	12.91%	$1,682	1.17%	1.00%	(0.13)%	92%
(0.01)	—	(0.01)	26.77	29.83	607	1.22	1.00	0.07	63
(0.05)	—	(0.05)	20.63	0.19	326	1.29	1.00	0.31	56
(0.01)	—	(0.01)	20.65	(17.38)	189	2.49	1.00	(0.12)	37

$(0.07)	$(2.02)	$(2.09)	$28.44	13.22%	$179,044	0.89%	0.75%	0.15%	92%
(0.10)	—	(0.10)	26.81	30.15	126,674	0.95	0.75	0.32	63
(0.08)	—	(0.08)	20.68	0.41	74,556	1.04	0.75	0.55	56
(0.01)	—	(0.01)	20.68	(17.24)	42,789	0.99	0.75	0.15	37

$(0.38)	$(1.96)	$(2.34)	$27.23	10.56%	$1,044	1.27%	1.00%	1.26%	133%
(0.28)	—	(0.28)	26.68	19.25	660	1.26	1.00	1.36	103
(0.37)	—	(0.37)	22.62	0.45	640	1.28	1.00	1.36	110
(0.05)	—	(0.05)	22.89	(8.27)	328	2.01	1.00	1.13	62

$(0.43)	$(1.96)	$(2.39)	$27.31	10.84%	$81,354	1.01%	0.75%	1.50%	133%
(0.36)	—	(0.36)	26.73	19.50	68,846	0.99	0.75	1.61	103
(0.39)	—	(0.39)	22.69	0.71	62,625	1.03	0.75	1.64	110
(0.05)	—	(0.05)	22.92	(8.13)	60,314	0.91	0.75	1.55	62

$(0.60)	$—	$(0.60)	$22.55	6.44%	$2,309	0.96%	0.96%	2.78%	32%
(0.43)	—	(0.43)	21.76	(0.02)	2,392	0.99	0.99	2.15	19
(0.33)	—	(0.33)	22.20	(0.22)	2,740	0.96	0.96	1.52	10
(0.28)	—	(0.28)	22.59	(8.79)	3,832	0.92	0.92	1.12	20
(0.34)	—	(0.34)	25.05	0.04	5,989	0.94	0.94	1.34	24

$(0.65)	$—	$(0.65)	$22.43	6.72%	$189,641	0.70%	0.70%	3.04%	32%
(0.49)	—	(0.49)	21.64	0.22	190,818	0.73	0.73	2.44	19
(0.37)	—	(0.37)	22.08	0.04	152,266	0.74	0.74	1.75	10
(0.33)	—	(0.33)	22.45	(8.62)	146,882	0.72	0.72	1.31	20
(0.45)	—	(0.45)	24.90	0.26	181,279	0.70	0.70	1.54	24

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Values Enhanced Large Cap Fund
Class A
Year ended April 30, 2025	$31.87	$0.16 (b)	$3.46	$3.62
Year ended April 30, 2024	27.19	0.20 (b)	5.49	5.69
Year ended April 30, 2023	40.35	0.28 (b)	(0.77)(c)	(0.49)
Year ended April 30, 2022	53.12	0.20 (b)	2.06	2.26
Year ended April 30, 2021	39.31	0.35 (b)	17.55	17.90
Class R6
Year ended April 30, 2025	$25.47	$0.21 (b)	$2.81	$3.02
Year ended April 30, 2024	21.98	0.24 (b)	4.43	4.67
Year ended April 30, 2023	35.13	0.32 (b)	(0.76)(c)	(0.44)
Year ended April 30, 2022	47.97	0.36 (b)	2.02	2.38
Year ended April 30, 2021	35.83	0.51 (b)	15.92	16.43
Institutional Class
Year ended April 30, 2025	$31.72	$0.24 (b)	$3.44	$3.68
Year ended April 30, 2024	27.11	0.27 (b)	5.47	5.74
Year ended April 30, 2023	40.18	0.35 (b)	(0.73)(c)	(0.38)
Year ended April 30, 2022	52.95	0.33 (b)	2.07	2.40
Year ended April 30, 2021	39.23	0.45 (b)	17.54	17.99
Steward Values Enhanced Small-Mid Cap Fund
Class A
Year ended April 30, 2025	$12.07	$0.08 (b)	$(0.25)	$(0.17)
Year ended April 30, 2024	10.97	0.09 (b)	1.52	1.61
Year ended April 30, 2023	14.33	0.12 (b)	(0.39)	(0.27)
Year ended April 30, 2022	17.52	0.07	(0.99)	(0.92)
Year ended April 30, 2021	10.54	0.04 (b)	7.49	7.53
Class R6
Year ended April 30, 2025	$10.84	$0.10 (b)	$(0.22)	$(0.12)
Year ended April 30, 2024	9.91	0.11 (b)	1.38	1.49
Year ended April 30, 2023	13.26	0.15 (b)	(0.37)	(0.22)
Year ended April 30, 2022	16.37	0.13	(0.93)	(0.80)
Year ended April 30, 2021	9.87	0.08 (b)	7.01	7.09
Institutional Class
Year ended April 30, 2025	$12.44	$0.11 (b)	$(0.27)	$(0.16)
Year ended April 30, 2024	11.30	0.12 (b)	1.56	1.68
Year ended April 30, 2023	14.67	0.15 (b)	(0.41)	(0.26)
Year ended April 30, 2022	17.87	0.12	(1.02)	(0.90)
Year ended April 30, 2021	10.74	0.07 (b)	7.65	7.72
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Calculated based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate(a)

$(0.18)	$(2.64)	$(2.82)	$32.67	10.91%	$13,911	0.86%	0.45%	29%
(0.35)	(0.66)	(1.01)	31.87	21.16	10,644	0.86	0.67	7
(0.03)	(12.64)	(12.67)	27.19	1.41	9,708	0.84	0.84	8
(0.19)	(14.84)	(15.03)	40.35	1.19	11,640	0.84	0.38	35
(0.35)	(3.74)	(4.09)	53.12	47.01	28,751	0.82	0.75	32

$(0.30)	$(2.64)	$(2.94)	$25.55	11.30%	$5,136	0.51%	0.78%	29%
(0.52)	(0.66)	(1.18)	25.47	21.57	1,001	0.51	1.00	7
(0.07)	(12.64)	(12.71)	21.98	1.82	538	0.52	1.16	8
(0.38)	(14.84)	(15.22)	35.13	1.55	528	0.49	0.79	35
(0.55)	(3.74)	(4.29)	47.97	47.55	520	0.45	1.23	32

$(0.26)	$(2.64)	$(2.90)	$32.50	11.16%	$229,365	0.61%	0.69%	29%
(0.47)	(0.66)	(1.13)	31.72	21.44	219,979	0.61	0.92	7
(0.05)	(12.64)	(12.69)	27.11	1.73	199,959	0.61	1.07	8
(0.33)	(14.84)	(15.17)	40.18	1.45	206,747	0.58	0.64	35
(0.53)	(3.74)	(4.27)	52.95	47.40	368,701	0.55	0.97	32

$(0.10)	$(0.67)	$(0.77)	$11.13	(2.07)%	$35,985	0.83%	0.65%	36%
(0.09)	(0.42)	(0.51)	12.07	14.75	41,708	0.83	0.80	18
(0.09)	(3.00)	(3.09)	10.97	(1.44)	41,713	0.83	0.79	20
(0.09)	(2.18)	(2.27)	14.33	(6.35)	47,599	0.80	0.39	33
(0.06)	(0.49)	(0.55)	17.52	72.56	64,997	0.78	0.31	36

$(0.14)	$(0.67)	$(0.81)	$9.91	(1.87)%	$1,190	0.53%	0.94%	36%
(0.14)	(0.42)	(0.56)	10.84	15.10	389	0.53	1.09	18
(0.13)	(3.00)	(3.13)	9.91	(1.13)	311	0.54	1.08	20
(0.13)	(2.18)	(2.31)	13.26	(6.09)	402	0.53	0.67	33
(0.10)	(0.49)	(0.59)	16.37	73.12	125	0.47	0.52	36

$(0.12)	$(0.67)	$(0.79)	$11.49	(1.89)%	$131,350	0.64%	0.85%	36%
(0.12)	(0.42)	(0.54)	12.44	14.96	136,432	0.64	0.99	18
(0.11)	(3.00)	(3.11)	11.30	(1.28)	125,240	0.65	0.97	20
(0.12)	(2.18)	(2.30)	14.67	(6.15)	138,771	0.61	0.57	33
(0.09)	(0.50)	(0.59)	17.87	73.00	208,505	0.57	0.51	36

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2025

Note 1
— Organization:

Steward Funds, Inc. (‘‘SFI’’), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified open-end management investment company. As of April 30, 2025, SFI is composed of ten separate operational funds, each a series of SFI (each a ‘‘Fund’’ and collectively the ‘‘Funds’’). The accompanying financial statements are presented for the following ten Funds:
Steward Covered Call Income Fund
Steward Equity Market Neutral Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Large Cap Core Fund
Steward Large Cap Growth Fund
Steward Large Cap Value Fund
Steward Select Bond Fund
Steward Values Enhanced Large Cap Fund (formerly, Steward Values-Focused Large Cap Enhanced Index Fund)
Steward Values Enhanced Small-Mid Cap Fund (formerly, Steward Values-Focused Small-Mid Cap Enhanced Index Fund)
Each Fund may offer four classes of shares: ‘‘Class A’’, ‘‘Class C’’, ‘‘Class R6’’, and ‘‘Institutional Class’’ (each a ‘‘Class’’ and collectively the ‘‘Classes’’). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class has a different expense structure. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Classes. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.
The following share classes are available for purchase as of April 30, 2025:

Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	X	X	–*	X
Steward Equity Market Neutral Fund	X	–	–	X
Steward Global Equity Income Fund	X	X	X	X
Steward International Enhanced Index Fund	X	–*	X	X
Steward Large Cap Core Fund	X	–	X	X
Steward Large Cap Growth Fund	X	–	–	X
Steward Large Cap Value Fund	X	–	–	X
Steward Select Bond Fund	X	–*	–*	X
Steward Values Enhanced Large Cap Fund	X	–*	X	X
Steward Values Enhanced Small-Mid Cap Fund	X	–*	X	X

* Effective April 26, 2024, the class liquidated.
Note 2
— Investment Objectives and Strategies:

Steward Covered Call Income Fund seeks to provide dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market. The Fund invests primarily in common stocks of large capitalization U.S. companies, most of which pay dividends, with sufficient liquidity and option market interest to suggest that call options can readily be written on those securities. The Fund writes (sells) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large capitalization securities market.
Steward Equity Market Neutral Fund seeks to provide long-term capital appreciation independent of the U.S. equity market. The Fund invests primarily in long and short positions in equity securities of large capitalization companies.
Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in U.S. and non-U.S. dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (‘‘DRs’’) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in DRs or dual listed securities representing securities of companies located or domiciled outside of the United States and allocates selectively between securities of developed market companies and emerging market companies.
Steward Large Cap Core Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization companies.
Steward Large Cap Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization growth companies.
Steward Large Cap Value Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization value companies.
Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income securities, such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.
Steward Values Enhanced Large Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to match the weightings of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.
Steward Values Enhanced Small-Mid Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to match the weightings of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.
In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.
Note 3
— Significant Accounting Policies:

SFI follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) Topic 946 Financial Services — Investment Companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ materially from those estimates. The following summarizes the significant accounting policies of the Funds.
Portfolio Valuation: Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and ask prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost which approximates fair value.

If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of April 30, 2025:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$93,093,352	$—	$—	$93,093,352
Total Assets - Investments	$93,093,352	$ —	$ —	$93,093,352

Liabilities:
Other Financial Instruments^
Written Call Options	$(3,257,548)	$—	$—	$(3,257,548)
Total Liabilities - Other Financial Instruments	$(3,257,548)	$ —	$ —	$(3,257,548)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$99,208,590	$—	$—	$99,208,590
Money Market Funds	14,819,228	—	—	14,819,228
Total Assets - Investments	$114,027,818	$ —	$ —	$114,027,818

Liabilities:
Security Type
Common Stocks Sold Short*	$(93,844,418)	$—	$—	$(93,844,418)
Total Liabilities - Securities Sold Short	$(93,844,418)	$ —	$ —	$(93,844,418)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$384,339,392	$—	$—	$384,339,392
Preferred Stocks*	4,138,299	—	—	4,138,299
Money Market Fund	1,974,258	—	—	1,974,258
Total Assets - Investments	$390,451,949	$ —	$ —	$390,451,949

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$206,885,675	$—	$—	$206,885,675
Preferred Stocks*	2,888,065	—	—	2,888,065
Money Market Fund	471,689	—	—	471,689
Total Assets - Investments	$210,245,429	$ —	$ —	$210,245,429

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$151,791,031	$—	$—	$151,791,031
Money Market Fund	119,441	—	—	119,441
Total Assets - Investments	$151,910,472	$ —	$ —	$151,910,472

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$180,426,732	$—	$—	$180,426,732
Money Market Fund	126,218	—	—	126,218
Total Assets - Investments	$180,552,950	$ —	$ —	$180,552,950

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$82,191,296	$—	$—	$82,191,296
Money Market Fund	130,751	—	—	130,751
Total Assets - Investments	$82,322,047	$ —	$ —	$82,322,047

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$117,851,421	$—	$117,851,421
Municipal Bonds	—	4,934,433	—	4,934,433
U.S. Government Agencies	—	20,995,008	—	20,995,008
U.S. Government Agency Mortgage-Backed Obligations	—	3,068,771	—	3,068,771
U.S. Treasury Obligations	—	39,112,734	—	39,112,734
Money Market Fund	4,033,836	—	—	4,033,836
Total Assets - Investments	$4,033,836	$185,962,367	$ —	$189,996,203

Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$248,147,460	$—	$—	$248,147,460
Rights*	—	—	— **	—
Total Assets - Investments	$248,147,460	$ —	$ —	$248,147,460

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$168,123,355	$—	$—	$168,123,355
Rights*	—	—	— **	—
Money Market Fund	460,009	—	—	460,009
Total Assets - Investments	$168,583,364	$ —	$ —	$168,583,364

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.
As of April 30, 2025, there were no significant Level 3 holdings for the Funds.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds’ investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Dividends and Distributions to Shareholders: Dividends from net investment income, if any, from Steward Equity Market Neutral Fund, Steward International Enhanced Index Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund, Steward Values Enhanced Large Cap Fund and Steward Values Enhanced Small-Mid Cap Fund are declared and paid annually, generally in December. Dividends from net investment income, if any, from Steward Global Equity Income Fund and Steward Select Bond Fund are declared and paid quarterly. Steward Covered Call Income Fund declares and pays a monthly dividend distribution which may consist of net investment income and/or short-term capital gains. For all Funds, net realized long-term and short-term capital gains, if any, are declared and distributed at least annually, generally in December, except that, as noted, Steward Covered Call Income Fund may pay short-term capital gains as part of its monthly dividend distribution.
Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
The notional amount of written options outstanding at April 30, 2025 was $75,382,500. The monthly average notional amount for written options contracts for the year ended April 30, 2025 was $76,793,171. The net rebates are recognized as a component of investment income on the Statements of Operations.
Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations, categorized by risk exposure, as of April 30, 2025, are:

		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value
Steward Covered Call Income Fund	Equity Risk Options Contracts	Written options at fair value	$(3,257,548)

		Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains on options transactions	Change in unrealized depreciation on options transactions
Steward Covered Call Income Fund	Equity Risk	$7,083,180	$(856,542)
Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
As of and during the year ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
Allocation of Expenses: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.
Foreign Securities: Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.
Affiliated Securities Transactions: Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by Crossmark Global Investments. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, as described in the Portfolio Valuation Note above. During the year ended April 30, 2025, the Funds did not engage in any Rule 17a-7 transactions.
Short Sales: When Steward Equity Market Neutral Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.
The Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. The Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.
Note 4
— Investment Advisory and Other Agreements:

Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (‘‘Crossmark Global Holdings’’), serves as investment adviser to the Funds. Crossmark Global Investments provides investment advisory services to investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement between the Adviser and SFI, on behalf of the Funds. Crossmark Global Investments receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, Crossmark Global Investments has full discretion to manage the assets of the Funds in accordance with their investment objectives.

As compensation for its services as investment adviser, each Fund pays Crossmark Global Investments, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Fund, at the following annual rates:
Steward Covered Call Income Fund	Steward Large Cap Growth Fund
— 0.625% of the first $1 billion	— 0.50% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.45% of the next $1 billion
— 0.40% of assets over $2 billion
Steward Equity Market Neutral Fund	Steward Large Cap Value Fund
— 1.00% of the first $1 billion	— 0.50% of the first $1 billion
— 0.90% of the next $1 billion	— 0.45% of the next $1 billion
— 0.80% of assets over $2 billion	— 0.40% of assets over $2 billion
Steward Global Equity Income Fund	Steward Select Bond Fund
— 0.625% of the first $1 billion	— 0.315% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.2835% of assets over $1 billion
Steward International Enhanced Index Fund	Steward Values Enhanced Large Cap Fund
— 0.365% of the first $1 billion	— 0.215% of the first $1 billion
— 0.3285% of assets over $1 billion	— 0.1935% of assets over $1 billion
Steward Large Cap Core Fund	Steward Values Enhanced Small-Mid Cap Fund
— 0.50% of the first $1 billion	— 0.215% of the first $1 billion
— 0.45% of the next $1 billion	— 0.1935% of assets over $1 billion
— 0.40% of assets over $2 billion
With respect to each Fund listed below, Crossmark Global Investments has entered into an expense limitation agreement. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by each Class of a Fund in any fiscal year exceed the expense limit for such Class of the Fund, such excess amount will be the liability of the Adviser. Brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and extraordinary expenses are excluded from the expense limitation agreement. The expense limitation agreement may be terminated by the Board at any time and will terminate automatically upon the termination of the Advisory Agreement. As of April 30, 2025, the contractual expense limitations were as follows:

In effect through August 31, 2025
Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	1.25%	2.00%	N/A	1.00%
Steward Equity Market Neutral Fund	2.25%	N/A	N/A	2.00%
Steward Large Cap Core Fund	1.00%	N/A	0.75%	0.75%
Steward Large Cap Growth Fund	1.00%	N/A	N/A	0.75%
Steward Large Cap Value Fund	1.00%	N/A	N/A	0.75%

Steward Covered Call Income Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund and Steward Large Cap Value Fund have agreed to repay fees and expenses that were contractually waived or reimbursed by the Adviser for a period up to three years following the date on which such waiver or reimbursement was made to the extent such repayments would not cause the ordinary operating expenses of a Class to exceed the expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment, whichever is lower. Any amounts repaid by the Fund and recouped by the Adviser during the year are reflected on the Statements of Operations as ‘‘Recoupment of prior expenses reimbursed by the Adviser.’’ There were no contingent liabilities related to these recoupments as of April 30, 2025.
From time to time, the Adviser may voluntarily waive fees or reimburse expenses of a Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Adviser. For the period ended April 30, 2025, the Adviser did not voluntarily waive or reimburse expenses of a Fund.

As of April 30, 2025, the amounts subject to repayment by the Funds in subsequent years under the expense limitation agreement were as follows:

	Class A			Class C
	April 30,			April 30,
Fund	2026	2027	2028	2026	2027	2028
Steward Covered Call Income Fund	$2,729	$2,900	$7,103	$3,132	$3,174	$2,761
Steward Large Cap Core Fund	1,044	1,387	4,010	N/A	N/A	N/A
Steward Large Cap Growth Fund	791	827	1,925	N/A	N/A	N/A
Steward Large Cap Value Fund	1,428	1,753	2,182	N/A	N/A	N/A

	Class R6			Institutional Class
	April 30,			April 30,
Fund	2026	2027	2028	2026	2027	2028
Steward Covered Call Income Fund	N/A	N/A	N/A	$195,807	$170,218	$164,841
Steward Large Cap Core Fund	N/A	N/A(a )	2,986	171,201	179,928	230,853
Steward Large Cap Growth Fund	N/A	N/A	N/A	170,571	186,429	231,874
Steward Large Cap Value Fund	N/A	N/A	N/A	167,245	169,802	185,003

(a)	Amount rounds to less than $1.00.
Crossmark Global Investments serves as the administrator of the Funds. For its administration and compliance services, Crossmark Global Investments receives a monthly fee from each Fund calculated at the annual rate of 0.075% of the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.
Crossmark Distributors, Inc. (‘‘Crossmark Distributors’’) serves as the distributor of the Funds’ shares. Crossmark Distributors is an affiliate of Crossmark Global Investments, and both are wholly-owned subsidiaries of Crossmark Global Holdings.
Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund, out of assets attributable to Class A shares, to compensate Crossmark Distributors at an annual rate of 0.25% for its services in connection with the sale and distribution of Class A shares and for services to Class A shareholders.  The Plan allows each Fund, out of assets attributable to Class C shares, to compensate Crossmark Distributors at an annual rate of 1.00% for its services in connection with the sale and distribution of Class C shares and for services to Class C shareholders.  Because these fees are paid out of Class A and Class C assets on an ongoing basis over time these fees will increase the cost of your investment in Class A and Class C shares and may cost you more than paying other types of sales charges. Institutional Class and Class R6 shares are not subject to the Plan.
Each of the Funds has also adopted a Sub-Accounting Services Plan with respect to its Class A, Class C and Institutional Class shares, which provides that each Fund shall reimburse Crossmark Distributors out of the assets of the Fund attributable to the applicable Class for payments by Crossmark Distributors to certain third party providers that assist in the servicing of certain group accounts in which Fund shareholders of the applicable Class participate. For asset-based fee arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable Class of the Fund. For per-account arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to fees payable under the Service and Distribution Plan. Class R6 shares are not subject to the Sub-Accounting Services Plan.
Certain officers and directors of the Funds are also officers and/or directors of Crossmark Global Investments and/or Crossmark Distributors.
Foreside Fund Officer Services, LLC, an affiliate of Foreside Financial Group, LLC d/b/a ACA Group (‘‘Foreside’’) provides principal financial officer services to the Funds by making available a senior financial professional who serves as Treasurer of the Funds. Foreside receives a monthly fee from the Funds for the services provided and is also reimbursed by the Funds for certain out-of-pocket expenses. Total fees allocated to the Funds and paid to Foreside are reflected as "Principal financial officer fees" on the Statement of Operations.

Note 5
— Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Steward Covered Call Income Fund	$108,514,858	$93,903,520
Steward Equity Market Neutral Fund	250,549,641	237,167,668
Steward Global Equity Income Fund	149,070,269	140,102,664
Steward International Enhanced Index Fund	154,570,448	181,384,581
Steward Large Cap Core Fund	147,174,438	112,746,679
Steward Large Cap Growth Fund	196,222,360	153,050,278
Steward Large Cap Value Fund	102,887,643	95,069,067
Steward Select Bond Fund	22,608,010	16,450,346
Steward Values Enhanced Large Cap Fund	73,759,062	78,897,900
Steward Values Enhanced Small-Mid Cap Fund	71,446,692	75,880,334
Purchases and sales of U.S. government securities for the year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$38,793,057	$49,834,733
Note 6
— Federal Income Tax Information:

As of April 30, 2025, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, including written call options and short positions, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Covered Call Income Fund	$99,776,084	$3,845,464	$(13,785,744)	$(9,940,280)
Steward Equity Market Neutral Fund	13,873,331	20,741,725	(14,431,656)	6,310,069
Steward Global Equity Income Fund	338,816,502	66,287,060	(14,651,613)	51,635,447
Steward International Enhanced Index Fund	201,692,150	22,490,851	(13,937,572)	8,553,279
Steward Large Cap Core Fund	142,378,438	16,295,439	(6,763,405)	9,532,034
Steward Large Cap Growth Fund	170,272,539	18,392,308	(8,111,897)	10,280,411
Steward Large Cap Value Fund	78,150,159	8,109,215	(3,937,327)	4,171,888
Steward Select Bond Fund	198,863,277	1,167,141	(10,034,215)	(8,867,074)
Steward Values Enhanced Large Cap Fund	194,213,627	65,837,939	(11,904,106)	53,933,833
Steward Values Enhanced Small-Mid Cap Fund	171,594,852	29,808,134	(32,819,622)	(3,011,488)
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2025, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Steward Covered Call Income Fund	$8,586,185	$2,757,636	$11,343,821
Steward Equity Market Neutral Fund	3,844,385	288,350	4,132,735
Steward Global Equity Income Fund	14,054,346	4,849,187	18,903,533
Steward International Enhanced Index Fund	7,316,028	23,828,881	31,144,909
Steward Large Cap Core Fund	811,836	1,204,196	2,016,032
Steward Large Cap Growth Fund	2,660,457	8,723,459	11,383,916
Steward Large Cap Value Fund	1,715,722	3,755,090	5,470,812
Steward Select Bond Fund	5,884,300	—	5,884,300
Steward Values Enhanced Large Cap Fund	2,162,673	18,142,365	20,305,038
Steward Values Enhanced Small-Mid Cap Fund	3,737,175	8,259,720	11,996,895
The tax character of distributions paid during the fiscal year ended April 30, 2024, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Steward Covered Call Income Fund	$7,490,773	$309,756	$7,800,529
Steward Equity Market Neutral Fund	3,307,659	71,701	3,379,360
Steward Global Equity Income Fund	9,872,251	—	9,872,251
Steward International Enhanced Index Fund	7,408,142	1,881,815	9,289,957
Steward Large Cap Core Fund	666,625	—	666,625
Steward Large Cap Growth Fund	360,146	—	360,146
Steward Large Cap Value Fund	1,079,176	—	1,079,176
Steward Select Bond Fund	3,925,894	—	3,925,894
Steward Values Enhanced Large Cap Fund	3,581,015	5,103,424	8,684,439
Steward Values Enhanced Small-Mid Cap Fund	1,936,402	5,932,082	7,868,484
In addition to the Ordinary and Capital Gains distribution, during the fiscal year ended April 30, 2025, the following Funds had permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the disallowance of a net operating loss resulting in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

Fund	Ordinary Income	Short-term Capital Gain	Long-term Capital Gain	Total Equalization
Steward Covered Call Income Fund	$—	$841,797	$—	$841,797
Steward Global Equity Income Fund	89,038	—	1,486,631	1,575,669
Steward International Enhanced Index Fund	593,732	558,507	3,003,687	4,155,926
Steward Large Cap Core Fund	19,097	—	392,551	411,648
Steward Large Cap Growth Fund	—	189,067	963,161	1,152,228
Steward Large Cap Value Fund	73,337	81,782	580,370	735,489
Steward Values Enhanced Large Cap Fund	88,041	—	2,159,206	2,247,247
Steward Values Enhanced Small-Mid Cap Fund	18,024	181,360	2,414,579	2,613,963

As of April 30, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Steward Covered Call Income Fund	$4,273,893	$—	$4,273,893	$(425,756)	$(9,940,280)	$(6,092,143)
Steward Equity Market Neutral Fund	1,036,588	—	1,036,588	(3,722,939)	6,310,069	3,623,718
Steward Global Equity Income Fund	632,658	10,563,215	11,195,873	—	51,635,447	62,831,320
Steward International Enhanced Index Fund	2,274,339	5,928,802	8,203,141	—	8,553,279	16,756,420
Steward Large Cap Core Fund	316,030	6,496,219	6,812,249	—	9,532,034	16,344,283
Steward Large Cap Growth Fund	1,697,236	8,646,207	10,343,443	—	10,280,411	20,623,854
Steward Large Cap Value Fund	702,203	2,627,242	3,329,445	—	4,171,888	7,501,333
Steward Select Bond Fund	911,460	—	911,460	(6,244,673)	(8,867,074)	(14,200,287)
Steward Values Enhanced Large Cap Fund	165,806	4,066,426	4,232,232	—	53,933,833	58,166,065
Steward Values Enhanced Small-Mid Cap Fund	467,915	5,666,541	6,134,456	—	(3,011,488)	3,122,968
As of the end of the fiscal year ended April 30, 2025, the following Funds had capital loss carry forwards (‘‘CLCFs’’) as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF is offset.
CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Covered Call Income Fund	$—	$—	$—
Steward Equity Market Neutral Fund	3,722,939	—	3,722,939
Steward Global Equity Income Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Large Cap Core Fund	—	—	—
Steward Large Cap Growth Fund	—	—	—
Steward Large Cap Value Fund	—	—	—
Steward Select Bond Fund	56,771	6,187,902	6,244,673
Steward Values Enhanced Large Cap Fund	—	—	—
Steward Values Enhanced Small-Mid Cap Fund	—	—	—
During the tax year ended April 30, 2025, the following Funds utilized capital loss carryforwards as follows:

Fund	Total
Steward Large Cap Core Fund	$3,732,266
Steward Large Cap Value Fund	1,179,582
Under the current tax law, capital/late year and ordinary losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund's deferred losses are as follows:

Fund	Late-Year Ordinary Loss Deferred
Steward Covered Call Income Fund.......................................................	$359,795

Note 7
— Reclassifications:

In accordance with GAAP, the Funds will make reclassifications, if applicable, among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences (e.g., equalization, PFIC adjustments, net operating losses) and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2025, the following reclassifications were made between the capital accounts and distributable earnings:

Fund	Distributable Earnings/ (Accumulated Deficit)	Capital
Steward Covered Call Income Fund	$(841,797)	$841,797
Steward Equity Market Neutral Fund	—	—
Steward Global Equity Income Fund	(1,575,670)	1,575,670
Steward International Enhanced Index Fund	(4,155,926)	4,155,926
Steward Large Cap Core Fund	(411,648)	411,648
Steward Large Cap Growth Fund	(1,152,228)	1,152,228
Steward Large Cap Value Fund	(735,489)	735,489
Steward Select Bond Fund	—	—
Steward Values Enhanced Large Cap Fund	(2,247,081)	2,247,081
Steward Values Enhanced Small-Mid Cap Fund	(2,613,963)	2,613,963
Note 8
— Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, Assemblies of God Financial Services Group DBA AGFinancial, the parent company of Crossmark Global Holdings, through its subsidiary, Steward Financial Holdings, Inc., had effective voting control over SFI and each of the Funds. In addition, as of April 30, 2025, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership. The percentages below include shares over which Assemblies of God Financial Services Group DBA AGFinancial has voting control.

		Percent Owned
Steward Covered Call Income Fund	MSCS Financial Services, LLC	40%

Steward Equity Market Neutral Fund	MSCS Financial Services, LLC	28%

Steward Global Equity Income Fund	National Financial Services LLC	33%

Steward International Enhanced Index Fund	MSCS Financial Services, LLC	42%
Steward International Enhanced Index Fund	National Financial Services LLC	37%

Steward Large Cap Core Fund	MSCS Financial Services, LLC	46%

Steward Large Cap Growth Fund	MSCS Financial Services, LLC	43%

Steward Large Cap Value Fund	MSCS Financial Services, LLC	48%
Steward Large Cap Value Fund	National Financial Services LLC	27%

Steward Select Bond Fund	MSCS Financial Services, LLC	52%
Steward Select Bond Fund	National Financial Services LLC	34%

Steward Values Enhanced Large Cap Fund	MSCS Financial Services, LLC	47%
Steward Values Enhanced Large Cap Fund	National Financial Services LLC	33%

Steward Values Enhanced Small-Mid Cap Fund	MSCS Financial Services, LLC	28%
Steward Values Enhanced Small-Mid Cap Fund	National Financial Services LLC	32%

Note 9
— Commitments and Contingencies

Under the Funds' organizational documents, the Funds' current and former officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers and other third parties that may provide for certain indemnifications. The Funds' maximum exposure under these indemnification provisions is unknown and may include future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

Note 10 — Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows.  The Adviser acts as the Funds' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund's porfolio manager(s). The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Financial Statements.
Note 11  — Subsequent Events:
Management has evaluated subsequent events through the date these financial statements were issued.
On May 15, 2025, Steward International Enhanced Index Fund amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in a blended benchmark index (a blend of the S&P Developed Markets ADR Index and the S&P Emerging 50 ADR Index, the relative allocation of which may be modified by portfolio management), based on their positive value scores (a measure of the extent to which a company exhibits positive values, in the view of portfolio management). Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors ofSteward Funds, Inc.
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc. comprising the funds listed below (the “Funds”) as of April 30, 2025, the related statements of operations and changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements Of Operations	Statements of Changes in Net Assets	Financial Highlights
Steward Covered Call income Fund,
Steward Global Equity Income Fund,
Steward International Enhanced Index Fund,
Steward Select Bond Fund,
Steward Values Enhanced Large Cap Fund
(formerly, Steward Values-Focused Large Cap
Enhanced Index Fund), and
Steward Values Enhanced Small-Mid Cap Fund
(formerly, Steward Values-Focused Small-Mid
Cap Enhanced Index Fund)
	For the year ended April 30, 2025	For the years ended April 30, 2025, and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund	For the year ended April 30, 2025	For the year ended April 30, 2025, and 2024	For the years ended April 30, 2025, 2024, 2023, and for the period from November 15, 2021 (commencement of operations) through April 30, 2022
Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2007.
/s/ COHEN & COMPANY, LTD.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 26, 2025

Other Information (Unaudited)

Federal Income Tax Information:
For the fiscal year ended April 30, 2025, the following percentages of the total ordinary income distributions paid by the Funds qualify for the dividends received deduction available to corporate shareholders.

Fund	Dividends Received Deduction
Steward Covered Call Income Fund	14.40%
Steward Equity Market Neutral Fund	34.44%
Steward Global Equity Income Fund	41.31%
Steward International Enhanced Index Fund	0.02%
Steward Large Cap Core Fund	100.00%
Steward Large Cap Growth Fund	45.46%
Steward Large Cap Value Fund	81.51%
Steward Select Bond Fund	—%
Steward Values Enhanced Large Cap Fund	100.00%
Steward Values Enhanced Small-Mid Cap Fund	60.49%
For the fiscal year ended April 30, 2025, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended April 30, 2025, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Steward Covered Call Income Fund	15.04%
Steward Equity Market Neutral Fund	37.01%
Steward Global Equity Income Fund	91.02%
Steward International Enhanced Index Fund	91.55%
Steward Large Cap Core Fund	100.00%
Steward Large Cap Growth Fund	47.28%
Steward Large Cap Value Fund	86.52%
Steward Select Bond Fund	—%
Steward Values Enhanced Large Cap Fund	100.00%
Steward Values Enhanced Small-Mid Cap Fund	63.58%
The Funds declared long-term distributions of realized gains as follows:

Fund	Long-Term Capital Gains
Steward Covered Call Income Fund	$2,757,636
Steward Equity Market Neutral Fund	288,350
Steward Global Equity Income Fund	4,849,187
Steward International Enhanced Index Fund	23,828,881
Steward Large Cap Core Fund	1,204,196
Steward Large Cap Growth Fund	8,723,459
Steward Large Cap Value Fund	3,755,090
Steward Select Bond Fund	—
Steward Values Enhanced Large Cap Fund	18,142,365
Steward Values Enhanced Small-Mid Cap Fund	8,259,720

The Funds declared short-term distributions of realized gains as follows:

Fund	Short-Term Capital Gains
Steward Covered Call Income Fund	$8,129,776
Steward Equity Market Neutral Fund	—
Steward Global Equity Income Fund	4,795,356
Steward International Enhanced Index Fund	2,050,897
Steward Large Cap Core Fund	—
Steward Large Cap Growth Fund	2,392,534
Steward Large Cap Value Fund	738,988
Steward Select Bond Fund	—
Steward Values Enhanced Large Cap Fund	181,654
Steward Values Enhanced Small-Mid Cap Fund	1,931,291
The Steward International Enhanced Index Fund intends to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on April 30, 2025 were as follows:

Fund	Foreign Source Income	Foreign Tax Expense
Steward International Enhanced Index Fund	$0.57	$0.06

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)

There were no changes in or disagreements with the Funds' accountants during the year ended April 30, 2025.

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)

There were no matters submitted for vote by shareholders of any Fund during the year ended April 30, 2025.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)

The applicable aggregate remuneration paid by each Fund during the year ended April 30, 2025 is included in the Statements of Operations.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Not applicable.

Visit us online at:

crossmarkglobal.com

Steward Funds

Annual Financial Statements and Additional Information

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Values Enhanced Large Cap Fund

Steward Values Enhanced Small-Mid Cap Fund

S T E W A R D F U N D S

Distributed by:

Crossmark Distributors, Inc.

15375 Memorial Dr, Suite 200 Houston, TX 77079 1-800-262-6631 stewardfunds@crossmarkglobal.com

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-2(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable

(a)(3) Certifications for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Steward Funds, Inc.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: July 7, 2025

By: /s/ Monique D. Labbe
Monique D. Labbe
Treasurer
(Principal Financial Officer)

Date: July 7, 2025